UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07064

Exact name of registrant as specified in charter:	The Target Portfolio Trust

Address of principal executive offices:	655 Broad Street, 6 th Floor

Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French

655 Broad Street, 6 th Floor

Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	7/31/2026

Date of reporting period:	7/31/2026

Item 1 – Reports to Stockholders
(a) Report transmitted to stockholders pursuant to Rule
30e-1
under the Act (17 CFR 270.30e-1).

PGIM Quant Solutions Small-Cap Value Fund
Class A:
TSVAX
ANNUAL SHAREHOLDER REPORT – July 31, 2026
This annual shareholder report contains important information about the Class A shares of PGIM Quant Solutions Small-Cap Value Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Small-Cap Value Fund—Class A	$129	1.06%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Small-cap stocks rebounded strongly after several years of lagging larger companies, as improving earnings, easing interest rate pressures, and attractive valuations renewed investor interest in the small-cap space. U.S. small-cap stocks (as measured by the Russell 2000 Index)
gained more than 34%, outpacing the large-cap Russell 1000 Index’s nearly 19%
gain
. Among small-cap stocks, the Russell 2000 Value Index
surged by over 40%, significantly outpacing the Russell 2000 Growth Index’s gain of more than 28%.
■
The Fund’s
emphasis
on attractively valued companies with solid business prospects drove outperformance, as the Fund outpaced the Russell
2000 Value Index in seven of the 11 sectors.
■
The most substantial positive contributions came from
stock
selection across multiple industries in the financials, industrials, and real estate sectors, as well as an underweight to homebuilders within the consumer discretionary sector.
■
The
most
significant detractors came from information technology and health care. Underweights to select AI-related semiconductor and software companies weighed on results as AI infrastructure spending continued to support strong performance, while an underweight to biotechnology detracted amid broad industry strength.
MF232EA

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class A shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: July 31, 2016 to July 31, 2026 Initial Investment of $10,000

The line graph reflects the return on the Fund's Class A shares with sales charges.

Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	35.01%	9.21%	9.11%
Class A without sales charges	42.87%	10.46%	9.73%
S&P 500 Index*	19.56%	12.86%	15.08%
Russell 2000 Value Index	40.53%	9.03%	10.31%
Russell 2000 Index	34.18%	7.11%	10.64%
*The Fund
compares
its performance against this broad-based index in response to regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$ 434,459,777
Number of fund holdings	424
Total advisory fees paid for the year	$ 2,316,408
Portfolio turnover rate for the year	120%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?

Industry Classification	% of Net Assets
Banks	17.4%
Oil, Gas & Consumable Fuels	4.9%
Machinery	4.2%
Insurance	3.8%
Software	3.7%
Biotechnology	3.6%
Hotel & Resort REITs	3.5%
Health Care Providers & Services	3.2%
Electronic Equipment, Instruments & Components	2.8%
Consumer Finance	2.7%
Chemicals	2.6%
Specialty Retail	2.5%
Pharmaceuticals	2.4%
Retail REITs	2.2%
Gas Utilities	2.1%
Professional Services	2.0%
Financial Services	2.0%
Commercial Services & Supplies	1.9%
Energy Equipment & Services	1.6%
Electric Utilities	1.6%
Real Estate Management & Development	1.4%
Textiles, Apparel & Luxury Goods	1.4%
Metals & Mining	1.3%
Semiconductors & Semiconductor Equipment	1.3%
Automobile Components	1.2%
Hotels, Restaurants & Leisure	1.2%
Electrical Equipment	1.2%
Health Care Equipment & Supplies	1.2%
Industry Classification	% of Net Assets
Marine Transportation	1.2%
Building Products	1.1%
Diversified Consumer Services	1.1%
Communications Equipment	1.0%
Consumer Staples Distribution & Retail	1.0%
Interactive Media & Services	1.0%
Diversified REITs	1.0%
Passenger Airlines	0.9%
Aerospace & Defense	0.9%
Construction & Engineering	0.9%
Specialized REITs	0.8%
Life Sciences Tools & Services	0.7%
Multi-Utilities	0.7%
Household Products	0.6%
Affiliated Mutual Fund - Short-Term Investment (0.2% represents investments purchased with collateral from securities on loan)	0.6%
Mortgage Real Estate Investment Trusts (REITs)	0.6%
Household Durables	0.5%
Containers & Packaging	0.5%
Trading Companies & Distributors	0.5%
Others*	3.9%
100.4%
Liabilities in excess of other assets	(0.4)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Quant Solutions Small-Cap Value Fund

SHARE CLASS	A
NASDAQ	TSVAX
CUSIP	875921785
MF232EA

PGIM Quant Solutions Small-Cap Value Fund
Class C:
TRACX
ANNUAL SHAREHOLDER REPORT – July 31, 2026
This annual shareholder report contains important information about the Class C shares of PGIM Quant Solutions Small-Cap Value Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Small-Cap Value Fund—Class C	$377	3.14%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Small-cap stocks rebounded strongly after several years of lagging larger companies, as improving earnings, easing interest rate pressures, and attractive valuations renewed investor interest in the small-cap space. U.S. small-cap stocks (as measured by the Russell 2000 Index)
gained more than 34%, outpacing the large-cap Russell 1000 Index’s nearly 19% gain. Among small-cap stocks, the Russell 2000 Value Index surged by over 40%, significantly outpacing the Russell 2000 Growth Index’s gain of more than 28%.
■
The Fund’s emphasis on attractively valued companies with solid business prospects drove outperformance, as the Fund outpaced the Russell
2000 Value Index in seven of the 11 sectors.
■
The most substantial positive contributions came from stock selection across multiple industries in the financials, industrials, and real estate sectors, as well as an underweight to homebuilders within the consumer discretionary sector.
■
The most significant detractors came from information technology and health care. Underweights to select AI-related semiconductor and software companies weighed on results as AI infrastructure spending continued to support strong performance, while an underweight to biotechnology detracted amid broad industry strength.
MF232EC

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class C shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: July 31, 2016 to July 31, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	38.91%	8.77%	8.38%
Class C without sales charges	39.91%	8.77%	8.38%
S&P 500 Index*	19.56%	12.86%	15.08%
Russell 2000 Value Index	40.53%	9.03%	10.31%
Russell 2000 Index	34.18%	7.11%	10.64%
*The Fund compares its performance against
this b
road-based index in response to regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$434,459,777
Number of fund holdings	424
Total advisory fees paid for the year	$2,316,408
Portfolio turnover rate for the year	120%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?

Industry Classification	% of Net Assets
Banks	17.4%
Oil, Gas & Consumable Fuels	4.9%
Machinery	4.2%
Insurance	3.8%
Software	3.7%
Biotechnology	3.6%
Hotel & Resort REITs	3.5%
Health Care Providers & Services	3.2%
Electronic Equipment, Instruments & Components	2.8%
Consumer Finance	2.7%
Chemicals	2.6%
Specialty Retail	2.5%
Pharmaceuticals	2.4%
Retail REITs	2.2%
Gas Utilities	2.1%
Professional Services	2.0%
Financial Services	2.0%
Commercial Services & Supplies	1.9%
Energy Equipment & Services	1.6%
Electric Utilities	1.6%
Real Estate Management & Development	1.4%
Textiles, Apparel & Luxury Goods	1.4%
Metals & Mining	1.3%
Semiconductors & Semiconductor Equipment	1.3%
Automobile Components	1.2%
Hotels, Restaurants & Leisure	1.2%
Electrical Equipment	1.2%
Health Care Equipment & Supplies	1.2%
Industry Classification	% of Net Assets
Marine Transportation	1.2%
Building Products	1.1%
Diversified Consumer Services	1.1%
Communications Equipment	1.0%
Consumer Staples Distribution & Retail	1.0%
Interactive Media & Services	1.0%
Diversified REITs	1.0%
Passenger Airlines	0.9%
Aerospace & Defense	0.9%
Construction & Engineering	0.9%
Specialized REITs	0.8%
Life Sciences Tools & Services	0.7%
Multi-Utilities	0.7%
Household Products	0.6%
Affiliated Mutual Fund - Short-Term Investment (0.2% represents investments purchased with collateral from securities on loan)	0.6%
Mortgage Real Estate Investment Trusts (REITs)	0.6%
Household Durables	0.5%
Containers & Packaging	0.5%
Trading Companies & Distributors	0.5%
Others*	3.9%
100.4%
Liabilities in excess of other assets	(0.4)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2025:
■
For the year ended July 31, 2026, total annual Fund operating expenses for Class C shares, after waivers and/or expense reimbursement, increased from 2.76% in the year ended July 31, 2025 to 3.14% primarily due to a decrease in Fund's net assets.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by September 30, 2026 at pgim.com/mutual-fund-documents or by request at (800) 225-1852.
ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Quant Solutions Small-Cap Value Fund

SHARE CLASS	C
NASDAQ	TRACX
CUSIP	875921710
MF232EC

PGIM Quant Solutions Small-Cap Value Fund
Class R:
TSVRX
ANNUAL SHAREHOLDER REPORT – July 31, 2026
This annual shareholder report contains important information about the Class R shares of PGIM Quant Solutions Small-Cap Value Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Small-Cap Value Fund—Class R	$155	1.28%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Small-cap stocks rebounded strongly after several years of lagging larger companies, as improving earnings, easing interest rate pressures, and attractive valuations renewed investor interest in the small-cap space. U.S. small-cap stocks (as measured by the Russell 2000 Index)
gained more than 34%, outpacing the large-cap Russell 1000 Index’s nearly 19% gain. Among small-cap stocks, the Russell 2000 Value Index surged by over 40%, significantly outpacing the Russell 2000 Growth Index’s gain of more than 28%.
■
The Fund’s emphasis on attractively valued companies with solid business prospects drove outperformance, as the Fund outpaced the Russell
2000 Value Index in seven of the 11 sectors.
■
The most substantial positive contributions came from stock selection across multiple industries in the financials, industrials, and real estate sectors, as well as an underweight to homebuilders within the consumer discretionary sector.
■
The most significant detractors came from information technology and health care. Underweights to select AI-related semiconductor and software companies weighed on results as AI infrastructure spending continued to support strong performance, while an underweight to biotechnology detracted amid broad industry strength.
MF232ER

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: July 31, 2016 to July 31, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Class R	42.55%	10.24%	9.51%
S&P 500 Index*	19.56%	12.86%	15.08%
Russell 2000 Value Index	40.53%	9.03%	10.31%
Russell 2000 Index	34.18%	7.11%	10.64%
*The Fund compares i
ts
performance against this broad-based index in response to regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$ 434,459,777
Number of fund holdings	424
Total advisory fees paid for the year	$ 2,316,408
Portfolio turnover rate for the year	120%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?

Industry Classification	% of Net Assets
Banks	17.4%
Oil, Gas & Consumable Fuels	4.9%
Machinery	4.2%
Insurance	3.8%
Software	3.7%
Biotechnology	3.6%
Hotel & Resort REITs	3.5%
Health Care Providers & Services	3.2%
Electronic Equipment, Instruments & Components	2.8%
Consumer Finance	2.7%
Chemicals	2.6%
Specialty Retail	2.5%
Pharmaceuticals	2.4%
Retail REITs	2.2%
Gas Utilities	2.1%
Professional Services	2.0%
Financial Services	2.0%
Commercial Services & Supplies	1.9%
Energy Equipment & Services	1.6%
Electric Utilities	1.6%
Real Estate Management & Development	1.4%
Textiles, Apparel & Luxury Goods	1.4%
Metals & Mining	1.3%
Semiconductors & Semiconductor Equipment	1.3%
Automobile Components	1.2%
Hotels, Restaurants & Leisure	1.2%
Electrical Equipment	1.2%
Health Care Equipment & Supplies	1.2%
Industry Classification	% of Net Assets
Marine Transportation	1.2%
Building Products	1.1%
Diversified Consumer Services	1.1%
Communications Equipment	1.0%
Consumer Staples Distribution & Retail	1.0%
Interactive Media & Services	1.0%
Diversified REITs	1.0%
Passenger Airlines	0.9%
Aerospace & Defense	0.9%
Construction & Engineering	0.9%
Specialized REITs	0.8%
Life Sciences Tools & Services	0.7%
Multi-Utilities	0.7%
Household Products	0.6%
Affiliated Mutual Fund - Short-Term Investment (0.2% represents investments purchased with collateral from securities on loan)	0.6%
Mortgage Real Estate Investment Trusts (REITs)	0.6%
Household Durables	0.5%
Containers & Packaging	0.5%
Trading Companies & Distributors	0.5%
Others*	3.9%
100.4%
Liabilities in excess of other assets	(0.4)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Quant Solutions Small-Cap Value Fund

SHARE CLASS	R
NASDAQ	TSVRX
CUSIP	875921843
MF232ER

PGIM Quant Solutions Small-Cap Value Fund
Class Z:
TASVX
ANNUAL SHAREHOLDER REPORT – July 31, 2026
This annual shareholder report contains important information about the Class Z shares of PGIM Quant Solutions Small-Cap Value Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Small-Cap Value Fund—Class Z	$97	0.80%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Small-cap stocks rebounded strongly after several years of lagging larger companies, as improving earnings, easing interest rate pressures, and attractive valuations renewed investor interest in the small-cap space. U.S. small-cap stocks (as measured by the Russell 2000 Index)
gained more than 34%, outpacing the large-cap Russell 1000 Index’s nearly 19% gain. Among small-cap stocks, the Russell 2000 Value Index surged by over 40%, significantly outpacing the Russell 2000 Growth Index’s gain of more than 28%.
■
The Fund’s emphasis on attractively valued companies with solid business prospects drove outperformance, as the Fund outpaced the Russell
2000 Value Index in seven of the 11 sectors.
■
The most substantial positive contributions came from stock selection across multiple industries in the financials, industrials, and real estate sectors, as well as an underweight to homebuilders within the consumer discretionary sector.
■
The most significant detractors came from information technology and health care. Underweights to select AI-related semiconductor and software companies weighed on results as AI infrastructure spending continued to support strong performance, while an underweight to biotechnology detracted amid broad industry strength.
MF232EZ

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class Z shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: July 31, 2016 to July 31, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	43.29%	10.78%	10.09%
S&P 500 Index*	19.56%	12.86%	15.08%
Russell 2000 Value Index	40.53%	9.03%	10.31%
Russell 2000 Index	34.18%	7.11%	10.64%
*The Fund compares its performance
against
this broad-based index in response to regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$434,459,777
Number of fund holdings	424
Total advisory fees paid for the year	$2,316,408
Portfolio turnover rate for the year	120%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?

Industry Classification	% of Net Assets
Banks	17.4%
Oil, Gas & Consumable Fuels	4.9%
Machinery	4.2%
Insurance	3.8%
Software	3.7%
Biotechnology	3.6%
Hotel & Resort REITs	3.5%
Health Care Providers & Services	3.2%
Electronic Equipment, Instruments & Components	2.8%
Consumer Finance	2.7%
Chemicals	2.6%
Specialty Retail	2.5%
Pharmaceuticals	2.4%
Retail REITs	2.2%
Gas Utilities	2.1%
Professional Services	2.0%
Financial Services	2.0%
Commercial Services & Supplies	1.9%
Energy Equipment & Services	1.6%
Electric Utilities	1.6%
Real Estate Management & Development	1.4%
Textiles, Apparel & Luxury Goods	1.4%
Metals & Mining	1.3%
Semiconductors & Semiconductor Equipment	1.3%
Automobile Components	1.2%
Hotels, Restaurants & Leisure	1.2%
Electrical Equipment	1.2%
Health Care Equipment & Supplies	1.2%
Industry Classification	% of Net Assets
Marine Transportation	1.2%
Building Products	1.1%
Diversified Consumer Services	1.1%
Communications Equipment	1.0%
Consumer Staples Distribution & Retail	1.0%
Interactive Media & Services	1.0%
Diversified REITs	1.0%
Passenger Airlines	0.9%
Aerospace & Defense	0.9%
Construction & Engineering	0.9%
Specialized REITs	0.8%
Life Sciences Tools & Services	0.7%
Multi-Utilities	0.7%
Household Products	0.6%
Affiliated Mutual Fund - Short-Term Investment (0.2% represents investments purchased with collateral from securities on loan)	0.6%
Mortgage Real Estate Investment Trusts (REITs)	0.6%
Household Durables	0.5%
Containers & Packaging	0.5%
Trading Companies & Distributors	0.5%
Others*	3.9%
100.4%
Liabilities in excess of other assets	(0.4)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Quant Solutions Small-Cap Value Fund

SHARE CLASS	Z
NASDAQ	TASVX
CUSIP	875921306
MF232EZ

PGIM Quant Solutions Small-Cap Value Fund
Class R2:
PSVDX
ANNUAL SHAREHOLDER REPORT – July 31, 2026
This annual shareholder report contains important information about the Class R2 shares of PGIM Quant Solutions Small-Cap Value Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Small-Cap Value Fund—Class R2	$138	1.14%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Small-cap stocks rebounded strongly after several years of lagging larger companies, as improving earnings, easing interest rate pressures, and attractive valuations renewed investor interest in the small-cap space. U.S. small-cap stocks (as measured by the Russell 2000 Index)
gained more than 34%, outpacing the large-cap Russell 1000 Index’s nearly 19% gain. Among small-cap stocks, the Russell 2000 Value Index surged by over 40%, significantly outpacing the Russell 2000 Growth Index’s gain of more than 28%.
■
The Fund’s emphasis on attractively valued companies with solid business prospects drove outperformance, as the Fund outpaced the Russell
2000 Value Index in seven of the 11 sectors.
■
The most substantial positive contributions came from stock selection across multiple industries in the financials, industrials, and real estate sectors, as well as an underweight to homebuilders within the consumer discretionary sector.
■
The most significant detractors came from information technology and health care. Underweights to select AI-related semiconductor and software companies weighed on results as AI infrastructure spending continued to support strong performance, while an underweight to biotechnology detracted amid broad industry strength.
MF232ER2

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R2 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 28, 2017 to July 31, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R2	42.72%	10.41%	8.04% (12/28/2017)
S&P 500 Index*	19.56%	12.86%	14.58%
Russell 2000 Value Index	40.53%	9.03%	9.03%
Russell 2000 Index	34.18%	7.11%	9.27%
*The
Fund
compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class's inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$ 434,459,777
Number of fund holdings	424
Total advisory fees paid for the year	$ 2,316,408
Portfolio turnover rate for the year	120%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?

Industry Classification	% of Net Assets
Banks	17.4%
Oil, Gas & Consumable Fuels	4.9%
Machinery	4.2%
Insurance	3.8%
Software	3.7%
Biotechnology	3.6%
Hotel & Resort REITs	3.5%
Health Care Providers & Services	3.2%
Electronic Equipment, Instruments & Components	2.8%
Consumer Finance	2.7%
Chemicals	2.6%
Specialty Retail	2.5%
Pharmaceuticals	2.4%
Retail REITs	2.2%
Gas Utilities	2.1%
Professional Services	2.0%
Financial Services	2.0%
Commercial Services & Supplies	1.9%
Energy Equipment & Services	1.6%
Electric Utilities	1.6%
Real Estate Management & Development	1.4%
Textiles, Apparel & Luxury Goods	1.4%
Metals & Mining	1.3%
Semiconductors & Semiconductor Equipment	1.3%
Automobile Components	1.2%
Hotels, Restaurants & Leisure	1.2%
Electrical Equipment	1.2%
Health Care Equipment & Supplies	1.2%
Industry Classification	% of Net Assets
Marine Transportation	1.2%
Building Products	1.1%
Diversified Consumer Services	1.1%
Communications Equipment	1.0%
Consumer Staples Distribution & Retail	1.0%
Interactive Media & Services	1.0%
Diversified REITs	1.0%
Passenger Airlines	0.9%
Aerospace & Defense	0.9%
Construction & Engineering	0.9%
Specialized REITs	0.8%
Life Sciences Tools & Services	0.7%
Multi-Utilities	0.7%
Household Products	0.6%
Affiliated Mutual Fund - Short-Term Investment (0.2% represents investments purchased with collateral from securities on loan)	0.6%
Mortgage Real Estate Investment Trusts (REITs)	0.6%
Household Durables	0.5%
Containers & Packaging	0.5%
Trading Companies & Distributors	0.5%
Others*	3.9%
100.4%
Liabilities in excess of other assets	(0.4)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Quant Solutions Small-Cap Value Fund

SHARE CLASS	R2
NASDAQ	PSVDX
CUSIP	875921611
MF232ER2

PGIM Quant Solutions Small-Cap Value Fund
Class R4:
PSVKX
ANNUAL SHAREHOLDER REPORT – July 31, 2026
This annual shareholder report contains important information about the Class R4 shares of PGIM Quant Solutions Small-Cap Value Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Small-Cap Value Fund—Class R4	$108	0.89%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Small-cap stocks rebounded strongly after several years of lagging larger companies, as improving earnings, easing interest rate pressures, and attractive valuations renewed investor interest in the small-cap space. U.S. small-cap stocks (as measured by the Russell 2000 Index) gained more than 34%, outpacing the large-cap Russell 1000 Index’s nearly 19% gain. Among small-cap stocks, the Russell 2000 Value Index surged by over 40%, significantly outpacing the Russell 2000 Growth Index’s gain of more than 28%.
■
The Fund’s emphasis on attractively valued companies with solid business prospects drove outperformance, as the Fund outpaced the Russell 2000 Value Index in seven of the 11 sectors.
■
The most substantial positive contributions came from stock selection across multiple industries in the financials, industrials, and real estate sectors, as well as an underweight to homebuilders within the consumer discretionary sector.
■
The most significant detractors came from information technology and health care. Underweights to select AI-related semiconductor and software companies weighed on results as AI infrastructure spending continued to support strong performance, while an underweight to biotechnology detracted amid broad industry strength.
MF232ER4

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R4 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: December 28, 2017 to July 31, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Since Inception (%)
Class R4	43.14%	10.68%	8.32% (12/28/2017)
S&P 500 Index*	19.56%	12.86%	14.58%
Russell 2000 Value Index	40.53%	9.03%	9.03%
Russell 2000 Index	34.18%	7.11%	9.27%
*The
Fund
compares its performance against this broad-based index in response to regulatory requirements.
Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class's inception date.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$ 434,459,777
Number of fund holdings	424
Total advisory fees paid for the year	$ 2,316,408
Portfolio turnover rate for the year	120%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?

Industry Classification	% of Net Assets
Banks	17.4%
Oil, Gas & Consumable Fuels	4.9%
Machinery	4.2%
Insurance	3.8%
Software	3.7%
Biotechnology	3.6%
Hotel & Resort REITs	3.5%
Health Care Providers & Services	3.2%
Electronic Equipment, Instruments & Components	2.8%
Consumer Finance	2.7%
Chemicals	2.6%
Specialty Retail	2.5%
Pharmaceuticals	2.4%
Retail REITs	2.2%
Gas Utilities	2.1%
Professional Services	2.0%
Financial Services	2.0%
Commercial Services & Supplies	1.9%
Energy Equipment & Services	1.6%
Electric Utilities	1.6%
Real Estate Management & Development	1.4%
Textiles, Apparel & Luxury Goods	1.4%
Metals & Mining	1.3%
Semiconductors & Semiconductor Equipment	1.3%
Automobile Components	1.2%
Hotels, Restaurants & Leisure	1.2%
Electrical Equipment	1.2%
Health Care Equipment & Supplies	1.2%
Industry Classification	% of Net Assets
Marine Transportation	1.2%
Building Products	1.1%
Diversified Consumer Services	1.1%
Communications Equipment	1.0%
Consumer Staples Distribution & Retail	1.0%
Interactive Media & Services	1.0%
Diversified REITs	1.0%
Passenger Airlines	0.9%
Aerospace & Defense	0.9%
Construction & Engineering	0.9%
Specialized REITs	0.8%
Life Sciences Tools & Services	0.7%
Multi-Utilities	0.7%
Household Products	0.6%
Affiliated Mutual Fund - Short-Term Investment (0.2% represents investments purchased with collateral from securities on loan)	0.6%
Mortgage Real Estate Investment Trusts (REITs)	0.6%
Household Durables	0.5%
Containers & Packaging	0.5%
Trading Companies & Distributors	0.5%
Others*	3.9%
100.4%
Liabilities in excess of other assets	(0.4)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Quant Solutions Small-Cap Value Fund

SHARE CLASS	R4
NASDAQ	PSVKX
CUSIP	875921595
MF232ER4

PGIM Quant Solutions Small-Cap Value Fund
Class R6:
TSVQX
ANNUAL SHAREHOLDER REPORT – July 31, 2026
This annual shareholder report contains important information about the Class R6 shares of PGIM Quant Solutions Small-Cap Value Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Quant Solutions Small-Cap Value Fund—Class R6	$83	0.68%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
Small-cap stocks rebounded strongly after several years of lagging larger companies, as improving earnings, easing interest rate pressures, and attractive valuations renewed investor interest in the small-cap space. U.S. small-cap stocks (as measured by the Russell 2000 Index) gained more than 34%, outpacing the large-cap Russell 1000 Index’s nearly 19% gain. Among small-cap stocks, the Russell 2000 Value Index surged by over 40%, significantly outpacing the Russell 2000 Growth Index’s gain of more than 28%.
■
The Fund’s emphasis on attractively valued companies with solid business prospects drove outperformance, as the Fund outpaced the Russell 2000 Value Index in seven of the 11 sectors.
■
The most substantial positive contributions came from stock selection across multiple industries in the financials, industrials, and real estate sectors, as well as an underweight to homebuilders within the consumer discretionary sector.
■
The most significant detractors came from information technology and health care. Underweights to select AI-related semiconductor and software companies weighed on results as AI infrastructure spending continued to support strong performance, while an underweight to biotechnology detracted amid broad industry strength.
MF232ER6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: July 31, 2016 to July 31, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Class R6	43.45%	10.92%	10.20%
S&P 500 Index*	19.56%	12.86%	15.08%
Russell 2000 Value Index	40.53%	9.03%	10.31%
Russell 2000 Index	34.18%	7.11%	10.64%
*The Fund compares its performance against this broad-based index in response to regulatory requirements.

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$ 434,459,777
Number of fund holdings	424
Total advisory fees paid for the year	$ 2,316,408
Portfolio turnover rate for the year	120%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?

Industry Classification	% of Net Assets
Banks	17.4%
Oil, Gas & Consumable Fuels	4.9%
Machinery	4.2%
Insurance	3.8%
Software	3.7%
Biotechnology	3.6%
Hotel & Resort REITs	3.5%
Health Care Providers & Services	3.2%
Electronic Equipment, Instruments & Components	2.8%
Consumer Finance	2.7%
Chemicals	2.6%
Specialty Retail	2.5%
Pharmaceuticals	2.4%
Retail REITs	2.2%
Gas Utilities	2.1%
Professional Services	2.0%
Financial Services	2.0%
Commercial Services & Supplies	1.9%
Energy Equipment & Services	1.6%
Electric Utilities	1.6%
Real Estate Management & Development	1.4%
Textiles, Apparel & Luxury Goods	1.4%
Metals & Mining	1.3%
Semiconductors & Semiconductor Equipment	1.3%
Automobile Components	1.2%
Hotels, Restaurants & Leisure	1.2%
Electrical Equipment	1.2%
Health Care Equipment & Supplies	1.2%
Industry Classification	% of Net Assets
Marine Transportation	1.2%
Building Products	1.1%
Diversified Consumer Services	1.1%
Communications Equipment	1.0%
Consumer Staples Distribution & Retail	1.0%
Interactive Media & Services	1.0%
Diversified REITs	1.0%
Passenger Airlines	0.9%
Aerospace & Defense	0.9%
Construction & Engineering	0.9%
Specialized REITs	0.8%
Life Sciences Tools & Services	0.7%
Multi-Utilities	0.7%
Household Products	0.6%
Affiliated Mutual Fund - Short-Term Investment (0.2% represents investments purchased with collateral from securities on loan)	0.6%
Mortgage Real Estate Investment Trusts (REITs)	0.6%
Household Durables	0.5%
Containers & Packaging	0.5%
Trading Companies & Distributors	0.5%
Others*	3.9%
100.4%
Liabilities in excess of other assets	(0.4)%
100.0%

*	Consists of Industries that each make up less than 0.5% of the Fund's net assets

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Quant Solutions Small-Cap Value Fund

SHARE CLASS	R6
NASDAQ	TSVQX
CUSIP	875921777
MF232ER6

PGIM Core Bond Fund
Class A:
TPCAX
ANNUAL SHAREHOLDER REPORT – July 31, 2026
This annual shareholder report contains important information about the Class A shares of PGIM Core Bond Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Core Bond Fund—Class A	$65	0.64%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, fixed income credit spreads proved resilient and generally ended in historically tight ranges, supported by strong earnings despite heavy AI-related issuance and headline-driven volatility. Inflation moderated in the second half of 2025, allowing the U.S. Federal Reserve (“Fed”) to cut rates by 25 basis points in September, October, and December; however, inflation concerns resurfaced in the first half of 2026 amid the war with Iran and concerns about the impact of the closure of the Strait of Hormuz on oil supply. That stated, U.S. economic activity remained supported by AI-related investment, stronger-than expected consumption, and a labor market that showed signs of stabilization. Although more hawkish Fed communication led markets to reprice expectations toward a potential rate hike rather than a cut ahead of the July 2026 meeting, the Federal Open Market Committee (“FOMC”) held rates steady at a 3.50%–3.75% target range, and the long end of the U.S. Treasury curve steepened meaningfully as investors sought to reconcile inflation expectations with Fed policy.
■
The following strategies contributed most to the Fund’s performance relative to the Bloomberg US Aggregate Bond Index (the “Index”) during the period: overweights to the AAA collateralized loan obligation (CLO), AAA non-agency commercial mortgage-backed securities (CMBS), mortgage-backed securities (MBS), asset-backed securities (ABS), U.S. high-yield corporates, and emerging-markets high yield sectors, along with an underweight to the U.S. investment-grade corporate sector; security selection in U.S. investment-grade corporates, ABS, non-agency MBS, and U.S. Treasuries; credit positioning in technology, media & entertainment, and midstream energy; and duration positioning.
■
The following strategies detracted from performance relative to the Index during the period: yield curve positioning, security selection in MBS, and credit positioning in chemicals.
■
The Fund uses derivatives to facilitate the implementation of the overall investment approach. During the period, the Fund used swaps, options, and futures to help manage duration positioning and yield curve exposure. In aggregate, these positions detracted from performance.
MF226EA

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class A shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: July 31, 2016 to July 31, 2026 Initial Investment of $10,000

The line graph reflects the return on the Fund's Class A shares with sales charges.

Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	-0.72%	-1.27%	0.91%
Class A without sales charges	2.62%	-0.61%	1.25%
Bloomberg US Aggregate Bond Index	2.71%	-0.40%	1.35%

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$ 2,442,053,198
Number of fund holdings	1,323
Total advisory fees paid for the year	$ 5,823,221
Portfolio turnover rate for the year	117%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Credit Quality expressed as a percentage of total investments as of 7/31/2026 (%)
AAA	36.3
AA	33.8
A	10.0
BBB	12.3
BB	1.5
B	0.4
NR	5.0
Cash/Cash Equivalents	0.7
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. The Not Rated (NR) category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Core Bond Fund

SHARE CLASS	A
NASDAQ	TPCAX
CUSIP	875921769
MF226EA

PGIM Core Bond Fund
Class C:
TPCCX
ANNUAL SHAREHOLDER REPORT – July 31, 2026
This annual shareholder report contains important information about the Class C shares of PGIM Core Bond Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Core Bond Fund—Class C	$146	1.45%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, fixed income credit spreads proved resilient and generally ended in historically tight ranges, supported by strong earnings despite heavy AI-related issuance and headline-driven volatility. Inflation moderated in the second half of 2025, allowing the U.S. Federal Reserve (“Fed”) to cut rates by 25 basis points in September, October, and December; however, inflation concerns resurfaced in the first half of 2026 amid the war with Iran and concerns about the impact of the closure of the Strait of Hormuz on oil supply. That stated, U.S. economic activity remained supported by AI-related investment, stronger-than expected consumption, and a labor market that showed signs of stabilization. Although more hawkish Fed communication led markets to reprice expectations toward a potential rate hike rather than a cut ahead of the July 2026 meeting, the Federal Open Market Committee (“FOMC”) held rates steady at a 3.50%–3.75% target range, and the long end of the U.S. Treasury curve steepened meaningfully as investors sought to reconcile inflation expectations with Fed policy.
■
The following strategies contributed most to the Fund’s performance relative to the Bloomberg US Aggregate Bond Index (the “Index”) during the period: overweights to the AAA collateralized loan obligation (CLO), AAA non-agency commercial mortgage-backed securities (CMBS), mortgage-backed securities (MBS), asset-backed securities (ABS), U.S. high-yield corporates, and emerging-markets high yield sectors, along with an underweight to the U.S. investment-grade corporate sector; security selection in U.S. investment-grade corporates, ABS, non-agency MBS, and U.S. Treasuries; credit positioning in technology, media & entertainment, and midstream energy; and duration positioning.
■
The following strategies detracted from performance relative to the Index during the period: yield curve positioning, security selection in MBS, and credit positioning in chemicals.
■
The Fund uses derivatives to facilitate the implementation of the overall investment approach. During the period, the Fund used swaps, options, and futures to help manage duration positioning and yield curve exposure. In aggregate, these positions detracted from performance.
MF226EC

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class C shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: July 31, 2016 to July 31, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	0.70%	-1.41%	0.46%
Class C without sales charges	1.69%	-1.41%	0.46%
Bloomberg US Aggregate Bond Index	2.71%	-0.40%	1.35%

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$ 2,442,053,198
Number of fund holdings	1,323
Total advisory fees paid for the year	$ 5,823,221
Portfolio turnover rate for the year	117%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Credit Quality expressed as a percentage of total investments as of 7/31/2026 (%)
AAA	36.3
AA	33.8
A	10.0
BBB	12.3
BB	1.5
B	0.4
NR	5.0
Cash/Cash Equivalents	0.7
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. The Not Rated (NR) category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Core Bond Fund

SHARE CLASS	C
NASDAQ	TPCCX
CUSIP	875921751
MF226EC

PGIM Core Bond Fund
Class R:
TPCRX
ANNUAL SHAREHOLDER REPORT – July 31, 2026
This annual shareholder report contains important information about the Class R shares of PGIM Core Bond Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Core Bond Fund—Class R	$96	0.95%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, fixed income credit spreads proved resilient and generally ended in historically tight ranges, supported by strong earnings despite heavy AI-related issuance and headline-driven volatility. Inflation moderated in the second half of 2025, allowing the U.S. Federal Reserve (“Fed”) to cut rates by 25 basis points in September, October, and December; however, inflation concerns resurfaced in the first half of 2026 amid the war with Iran and concerns about the impact of the closure of the Strait of Hormuz on oil supply. That stated, U.S. economic activity remained supported by AI-related investment, stronger-than expected consumption, and a labor market that showed signs of stabilization. Although more hawkish Fed communication led markets to reprice expectations toward a potential rate hike rather than a cut ahead of the July 2026 meeting, the Federal Open Market Committee (“FOMC”) held rates steady at a 3.50%–3.75% target range, and the long end of the U.S. Treasury curve steepened meaningfully as investors sought to reconcile inflation expectations with Fed policy.
■
The following strategies contributed most to the Fund’s performance relative to the Bloomberg US Aggregate Bond Index (the “Index”) during the period: overweights to the AAA collateralized loan obligation (CLO), AAA non-agency commercial mortgage-backed securities (CMBS), mortgage-backed securities (MBS), asset-backed securities (ABS), U.S. high-yield corporates, and emerging-markets high yield sectors, along with an underweight to the U.S. investment-grade corporate sector; security selection in U.S. investment-grade corporates, ABS, non-agency MBS, and U.S. Treasuries; credit positioning in technology, media & entertainment, and midstream energy; and duration positioning.
■
The following strategies detracted from performance relative to the Index during the period: yield curve positioning, security selection in MBS, and credit positioning in chemicals.
■
The Fund uses derivatives to facilitate the implementation of the overall investment approach. During the period, the Fund used swaps, options, and futures to help manage duration positioning and yield curve exposure. In aggregate, these positions detracted from performance.
MF226ER

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: July 31, 2016 to July 31, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Class R	2.19%	-0.92%	0.95%
Bloomberg US Aggregate Bond Index	2.71%	-0.40%	1.35%

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$ 2,442,053,198
Number of fund holdings	1,323
Total advisory fees paid for the year	$ 5,823,221
Portfolio turnover rate for the year	117%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Credit Quality expressed as a percentage of total investments as of 7/31/2026 (%)
AAA	36.3
AA	33.8
A	10.0
BBB	12.3
BB	1.5
B	0.4
NR	5.0
Cash/Cash Equivalents	0.7
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. The Not Rated (NR) category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Core Bond Fund

SHARE CLASS	R
NASDAQ	TPCRX
CUSIP	875921736
MF226ER

PGIM Core Bond Fund
Class Z:
TAIBX
ANNUAL SHAREHOLDER REPORT – July 31, 2026
This annual shareholder report contains important information about the Class Z shares of PGIM Core Bond Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Core Bond Fund—Class Z	$33	0.33%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, fixed income credit spreads proved resilient and generally ended in historically tight ranges, supported by strong earnings despite heavy AI-related issuance and headline-driven volatility. Inflation moderated in the second half of 2025, allowing the U.S. Federal Reserve (“Fed”) to cut rates by 25 basis points in September, October, and December; however, inflation concerns resurfaced in the first half of 2026 given new rounds of tariffs and upward pressure on energy costs due to elevated geopolitical tensions in the Middle East. That stated, U.S. economic activity remained supported by AI-related investment, stronger-than expected consumption, and a labor market that showed signs of stabilization. Although more hawkish Fed communication led markets to reprice expectations toward a potential rate hike rather than a cut ahead of the July 2026 meeting, the Federal Open Market Committee (“FOMC”) held rates steady at a 3.50%–3.75% target range, and the long end of the U.S. Treasury curve steepened meaningfully.
■
The following strategies contributed most to the Fund’s performance relative to the Bloomberg US Aggregate Bond Index (the “Index”) during the period: overweights to the AAA collateralized loan obligation (CLO), AAA non-agency commercial mortgage-backed securities (CMBS), mortgage-backed securities (MBS), asset-backed securities (ABS), U.S. high-yield corporates, and emerging-markets high yield sectors, along with an underweight to the U.S. investment-grade corporate sector; security selection in U.S. investment-grade corporates, ABS, non-agency MBS, and U.S. Treasuries; credit positioning in technology, media & entertainment, and midstream energy; and duration positioning.
■
The following strategies detracted from performance relative to the Index during the period: yield curve positioning, security selection in MBS, and credit positioning in chemicals.
■
The Fund uses derivatives to facilitate the implementation of the overall investment approach. During the period, the Fund used swaps, options, and futures to help manage duration positioning and yield curve exposure. In aggregate, these positions detracted from performance.
MF226EZ

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class Z shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: July 31, 2016 to July 31, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	2.95%	-0.30%	1.55%
Bloomberg US Aggregate Bond Index	2.71%	-0.40%	1.35%

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$ 2,442,053,198
Number of fund holdings	1,323
Total advisory fees paid for the year	$ 5,823,221
Portfolio turnover rate for the year	117%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Credit Quality expressed as a percentage of total investments as of 7/31/2026 (%)
AAA	36.3
AA	33.8
A	10.0
BBB	12.3
BB	1.5
B	0.4
NR	5.0
Cash/Cash Equivalents	0.7
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. The Not Rated (NR) category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Core Bond Fund

SHARE CLASS	Z
NASDAQ	TAIBX
CUSIP	875921801
MF226EZ

PGIM Core Bond Fund
Class R6:
TPCQX
ANNUAL SHAREHOLDER REPORT – July 31, 2026
This annual shareholder report contains important information about the Class R6 shares of PGIM Core Bond Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Core Bond Fund—Class R6	$32	0.32%
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, fixed income credit spreads proved resilient and generally ended in historically tight ranges, supported by strong earnings despite heavy AI-related issuance and headline-driven volatility. Inflation moderated in the second half of 2025, allowing the
U.S. Federal Reserve (“Fed”) to cut rates by 25 basis points in September, October, and December; however, inflation concerns resurfaced in the first half of 2026 amid the war with Iran and concerns about the impact of the closure of the Strait of Hormuz on oil supply. That stated,
U.S. economic activity remained supported by AI-related investment, stronger-than expected consumption, and a labor market that showed signs of stabilization. Although more hawkish Fed communication led markets to reprice expectations toward a potential rate hike rather than a cut ahead of the July 2026 meeting, the Federal Open Market Committee (“FOMC”) held rates steady at a 3.50%–3.75% target range, and the long end of the U.S. Treasury curve steepened meaningfully as investors sought to reconcile inflation expectations with Fed policy.
■
The following strategies contributed most to the Fund’s performance relative to the Bloomberg US Aggregate Bond Index (the “Index”) during the period: overweights to the AAA collateralized loan obligation (CLO), AAA non-agency commercial mortgage-backed securities (CMBS), mortgage-backed securities (MBS), asset-backed securities (ABS), U.S. high-yield corporates, and emerging-markets high yield sectors, along with an underweight to the U.S. investment-grade corporate sector; security selection in U.S. investment-grade corporates, ABS, non-agency
MBS, and U.S. Treasuries; credit positioning in technology, media & entertainment, and midstream energy; and duration positioning.
■
The following strategies detracted from performance relative to the Index during the period: yield curve positioning, security selection in MBS, and credit positioning in chemicals.
■
The Fund uses derivatives to facilitate the implementation of the overall investment approach. During the period, the Fund used swaps, options, and futures to help manage duration positioning and yield curve exposure. In aggregate, these positions detracted from performance.
MF226ER6

HOW HAS THE FUND PERFORMED OVER THE PAST 10 YEARS?
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit pgim.com/mutual-fund-documents or call (800) 225-1852 or (973) 367-3529 from outside the U.S. for more recent performance data.
The line graph reflects a hypothetical $10,000 investment in Class R6 shares and assumes that all recurring fees (including management fees)
were deducted and dividends and distributions were reinvested. Without waiver of fees and/or expense reimbursements, if any, the returns would have been lower.

Cumulative Performance: July 31, 2016 to July 31, 2026 Initial Investment of $10,000

Average Annual Total Returns as of 7/31/2026
	One Year (%)	Five Years (%)	Ten Years (%)
Class R6	2.84%	-0.29%	1.58%
Bloomberg US Aggregate Bond Index	2.71%	-0.40%	1.35%

WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$ 2,442,053,198
Number of fund holdings	1,323
Total advisory fees paid for the year	$ 5,823,221
Portfolio turnover rate for the year	117%
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Credit Quality expressed as a percentage of total investments as of 7/31/2026 (%)
AAA	36.3
AA	33.8
A	10.0
BBB	12.3
BB	1.5
B	0.4
NR	5.0
Cash/Cash Equivalents	0.7
Total	100.0
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. The Not Rated (NR) category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.

ADDITIONAL INFORMATION
You can find additional information at
pgim.com/mutual-fund-documents
or by scanning the QR code below, including the Fund’s prospectus, financial information, Fund holdings, and proxy voting information. You can also request this information by contacting us at (800) 225-1852 or
(973) 367-3529 from outside the U.S.

To receive your fund documents online, go to
pgim.com/us/en/intermediary/resources/featured/e-delivery
and enroll.
PGIM Core Bond Fund

SHARE CLASS	R6
NASDAQ	TPCQX
CUSIP	875921744
MF226ER6

(b)	Copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule – Not applicable.

Item 2 – Code of Ethics – See Exhibit (a) (1) of Item 19

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 800-225-1852, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Ms. Grace C. Torres, a member of the Board’s Audit Committee, is an “audit committee financial expert” and is “independent” for purposes of this item.

Item 4 – Principal Accountant Fees and Services –

(a)	Audit Fees

For the fiscal years ended July 31, 2026 and July 31, 2025, PricewaterhouseCoopers LLP (“PwC”), the Registrant’s principal accountant, billed the Registrant $104,319 and $100,307, respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b)	Audit-Related Fees

For the fiscal years ended July 31, 2026 and July 31, 2025: none.

(c)	Tax Fees

For the fiscal years ended July 31, 2026 and July 31, 2025: none.

(d)	All Other Fees

For the fiscal years ended July 31, 2026 and July 31, 2025: none.

(e)	(1) Audit Committee Pre-Approval Policies and Procedures

THE PGIM MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent

Accountants

The Audit Committee of each PGIM Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve the independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services.

Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed non-audit services will not adversely affect the independence of the independent accountants. Such proposed non-audit services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories (except for fund merger support services) and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated). Fees related to fund merger support services are subject to a separate authorized pre-approval by the Audit Committee with fees determined on a per occurrence and merger complexity basis.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related project

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process are subject to an authorized pre-approval by the Audit Committee so long as the estimated fee for those services does not exceed $30,000. Any services provided under such pre-approval will be reported to the Audit Committee at its next regular meeting. Should the amount of such services exceed $30,000 any additional fees will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated).

Other Non-Audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the PGIM Fund Complex

Certain non-audit services provided to PGIM Investments LLC or any of its affiliates that also provide ongoing services to the PGIM Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $30,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to PGIM Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to PGIM Investments and its affiliates.

(e)	(2) Percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X –

	Fiscal Year Ended July 31, 2026	Fiscal Year Ended July 31, 2025
4(b)	Not applicable.	Not applicable.
4(c)	Not applicable.	Not applicable.
4(d)	Not applicable.	Not applicable.

(f)	Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) Non-Audit Fees

The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years ended July 31, 2026 and July 31, 2025 was $0 and $0, respectively.

(h) Principal Accountant’s Independence

Not applicable as the Registrant’s principal accountant has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

(i) Not applicable.

(j) Not applicable.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Investments – The registrant’s Schedule of Investments is included in the financial statements filed under Item 7 of this Form.

Items 7 – 11 (Refer to Report(s) below)

THE TARGET PORTFOLIO TRUST

PGIM Quant Solutions Small-Cap Value Fund

PGIM Core Bond Fund

FINANCIAL STATEMENTS AND OTHER INFORMATION

JULY 31, 2026

Table of Contents	Financial Statements and Other Information	July 31, 2026

Form N-CSR Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Glossary	1
PGIM Quant Solutions Small-Cap Value Fund	2
PGIM Core Bond Fund	27
Notes to Financial Statements	77

Other Information - Form N-CSR Items 8-11

Glossary

The following abbreviations are used in the Funds’ descriptions:

EUR—Euro

USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A—Annual payment frequency for swaps

Aces—Alternative Credit Enhancements Securities

BABs—Build America Bonds

BARC—Barclays Bank PLC

BNP—BNP Paribas S.A.

BOA—Bank of America, N.A.

CDX—Credit Derivative Index

CGM—Citigroup Global Markets, Inc.

CITI—Citibank, N.A.

CLO—Collateralized Loan Obligation

CMT—Constant Maturity Treasury

COFI—Cost of Funds Index

CPI—Consumer Price Index

DAC—Designated Activity Company

DB—Deutsche Bank AG

ETF—Exchange-Traded Fund

FHLMC—Federal Home Loan Mortgage Corporation

GMTN—Global Medium Term Note

GSI—Goldman Sachs International

IO—Interest Only (Principal amount represents notional)

JPM—JPMorgan Chase Bank N.A.

LP—Limited Partnership

MSI—Morgan Stanley & Co. International PLC

MTN—Medium Term Note

N/A—Not Applicable

NSA—Non-Seasonally Adjusted

OTC—Over-the-counter

PJSC—Public Joint-Stock Company

Q—Quarterly payment frequency for swaps

REITs—Real Estate Investment Trust

REMIC—Real Estate Mortgage Investment Conduit

SOFR—Secured Overnight Financing Rate

T—Swap payment upon termination

TBA—To Be Announced

PGIM Quant Solutions Small-Cap Value Fund

Schedule of Investments

as of July 31, 2026

Description	Shares	Value

LONG-TERM INVESTMENTS 99.8%

COMMON STOCKS 99.5%

Aerospace & Defense 0.9%

AerSale Corp.*	94,600	$586,520
Leonardo DRS, Inc.	1,000	46,050
V2X, Inc.*	37,100	3,347,904

		3,980,474

Automobile Components 1.2%

Adient PLC*	46,200	972,048
Garrett Motion, Inc. (Switzerland)	66,400	2,068,360
Phinia, Inc.	8,500	625,515
Versigent PLC*	40,900	1,691,215

		5,357,138

Automobiles 0.1%

Harley-Davidson, Inc.	18,500	453,990
Winnebago Industries, Inc.	3,200	96,896

		550,886

Banks 17.3%

1st Source Corp.	4,500	403,830
Amalgamated Financial Corp.	26,100	1,288,818
Associated Banc-Corp.	121,400	3,748,832
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	44,100	2,702,889
Bank7 Corp.	1,100	55,308
Bankwell Financial Group, Inc.	3,900	265,785
Banner Corp.	7,800	549,198
BayCom Corp.	10,300	310,854
Business First Bancshares, Inc.	35,400	1,126,428
California BanCorp	51,900	1,105,470
Capital Bancorp, Inc.	16,600	619,678
Carter Bankshares, Inc.	67,400	2,330,692
Cathay General Bancorp	51,900	3,279,561
ChoiceOne Financial Services, Inc.	24,400	830,332
Citizens Community Bancorp, Inc.	12,500	275,000
Civista Bancshares, Inc.	57,300	1,665,138
Commercial Bancgroup, Inc.	2,000	68,480
Eagle Bancorp Montana, Inc.	41,600	974,688
Enterprise Financial Services Corp.	24,400	1,617,964
Farmers & Merchants Bancorp, Inc.	6,800	226,848
Financial Institutions, Inc.	60,000	2,487,600
First BanCorp. (Puerto Rico)	1,900	54,967
First Bank	11,700	216,801
First Business Financial Services, Inc.	6,000	421,260
First Financial Bancorp	38,700	1,309,221
First Financial Corp.	16,659	1,341,882
First Mid Bancshares, Inc.	23,500	1,224,115
First United Corp.	6,100	269,254
FS Bancorp, Inc.	2,400	102,984
Fulton Financial Corp.	146,700	3,569,211
Hanmi Financial Corp.	68,978	2,199,019
Home Bancorp, Inc.	900	64,206
Independent Bank Corp.	51,200	1,955,840
MainStreet Bancshares, Inc.	2,600	59,956
Metropolitan Bank Holding Corp.	13,000	1,202,240
Midland States Bancorp, Inc.	13,500	454,545
Northeast Community Bancorp, Inc.	48,800	1,302,960
OFG Bancorp (Puerto Rico)	55,200	2,917,872

See Notes to Financial Statements.

PGIM Quant Solutions Small-Cap Value Fund

Schedule of Investments (continued)

as of July 31, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Banks (cont’d.)

OP Bancorp	53,800	$839,280
Orrstown Financial Services, Inc.	10,300	440,119
Parke Bancorp, Inc.	43,200	1,475,280
PCB Bancorp	16,500	459,855
Peapack-Gladstone Financial Corp.	4,600	211,508
Peoples Bancorp, Inc.	42,600	1,774,716
Peoples Financial Services Corp.	2,200	154,792
Popular, Inc. (Puerto Rico)	400	70,084
Preferred Bank	23,500	2,454,340
Provident Financial Services, Inc.	72,100	1,779,428
RBB Bancorp	85,600	2,257,272
Shore Bancshares, Inc.	123,300	3,020,850
Sierra Bancorp	8,600	350,536
Southside Bancshares, Inc.	5,300	172,303
Third Coast Bancshares, Inc.*	57,900	2,538,336
Trustmark Corp.	43,800	2,078,310
UMB Financial Corp.	3,800	553,774
Unity Bancorp, Inc.	6,700	394,563
Univest Financial Corp.	65,300	2,888,872
Valley National Bancorp	235,300	3,362,437
WSFS Financial Corp.	41,500	3,328,300

		75,204,681

Biotechnology 3.6%

Agenus, Inc.*(a)	39,500	296,250
Alkermes PLC*	3,400	166,566
AnaptysBio, Inc.*	3,600	192,096
Anika Therapeutics, Inc.*	10,000	192,800
Aurinia Pharmaceuticals, Inc. (Canada)*	69,500	1,034,160
CareDx, Inc.*	26,200	1,145,202
Climb Bio, Inc.*	32,100	381,990
CRISPR Therapeutics AG (Switzerland)*	9,000	431,910
Cytokinetics, Inc.*	25,200	1,943,676
Denali Therapeutics, Inc.*	11,700	269,334
Dyne Therapeutics, Inc.*	2,200	55,396
Emergent BioSolutions, Inc.*	140,700	1,015,854
Enanta Pharmaceuticals, Inc.*	33,700	424,620
Exelixis, Inc.*	19,300	1,023,479
GRAIL, Inc.*	8,000	548,480
Ideaya Biosciences, Inc.*	3,000	106,500
Iovance Biotherapeutics, Inc.*	51,100	207,977
Ironwood Pharmaceuticals, Inc.*	241,300	1,020,699
Kiniksa Pharmaceuticals International PLC*	3,800	282,492
MiMedx Group, Inc.*	24,800	102,424
Myriad Genetics, Inc.*	14,000	40,040
Neurocrine Biosciences, Inc.*	6,000	1,000,800
PTC Therapeutics, Inc.*	9,900	673,299
Puma Biotechnology, Inc.*	139,000	1,102,270
Rigel Pharmaceuticals, Inc.*	3,300	121,473
Sarepta Therapeutics, Inc.*	55,700	827,702
Veracyte, Inc.*	24,400	1,130,208

		15,737,697

Broadline Retail 0.4%

Kohl’s Corp.	88,300	1,690,062

Building Products 1.1%

Apogee Enterprises, Inc.	47,600	1,884,960

See Notes to Financial Statements.

PGIM Quant Solutions Small-Cap Value Fund 3

PGIM Quant Solutions Small-Cap Value Fund

Schedule of Investments (continued)

as of July 31, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Building Products (cont’d.)

Griffon Corp.	13,900	$1,197,763
Janus International Group, Inc.*	129,200	662,796
UFP Industries, Inc.	12,500	1,084,250

		4,829,769

Capital Markets 0.4%
Marex Group Ltd. (Bermuda)	24,100	1,564,572
Virtus Investment Partners, Inc.	1,700	270,895

		1,835,467

Chemicals 2.6%

Avient Corp.	79,700	2,894,704
Cabot Corp.	14,500	1,276,290
Core Molding Technologies, Inc.*	21,000	494,760
Ecovyst, Inc.*	72,800	877,968
HB Fuller Co.	11,800	652,540
Koppers Holdings, Inc.	5,100	250,002
LSB Industries, Inc.*	73,900	804,032
Mativ Holdings, Inc.	161,200	1,407,276
Minerals Technologies, Inc.	36,600	2,790,384

		11,447,956

Commercial Services & Supplies 1.9%

ACCO Brands Corp.	138,700	585,314
Cimpress PLC (Ireland)*	13,400	1,322,580
Deluxe Corp.	47,000	1,215,890
GEO Group, Inc. (The)*	2,600	80,314
Healthcare Services Group, Inc.*	41,300	962,290
Interface, Inc.	52,200	1,788,372
OPENLANE, Inc.*	4,400	174,944
Pitney Bowes, Inc.	103,200	1,809,096
Vestis Corp.*	16,600	240,036

		8,178,836

Communications Equipment 1.0%

NetScout Systems, Inc.*	65,600	2,667,952
Ribbon Communications, Inc.*	68,300	146,162
Viasat, Inc.*	18,000	1,384,740
Vistance Networks, Inc.*	18,800	220,712

		4,419,566

Construction & Engineering 0.9%

Concrete Pumping Holdings, Inc.*	57,000	554,610
Fluor Corp.*	20,100	1,008,417
NWPX Infrastructure, Inc.*	13,800	1,698,504
Tutor Perini Corp.	7,300	611,375

		3,872,906

Consumer Finance 2.7%

Atlanticus Holdings Corp.*	5,500	580,195
Bread Financial Holdings, Inc.	40,400	4,366,028
Encore Capital Group, Inc.*	24,400	2,295,552
Happen, Inc.*	84,100	1,609,674
Jefferson Capital, Inc.	9,600	193,056
LendingTree, Inc.*	9,800	312,228

 See Notes to Financial Statements.

PGIM Quant Solutions Small-Cap Value Fund

Schedule of Investments (continued)

as of July 31, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Consumer Finance (cont’d.)

Oportun Financial Corp.*	64,000	$354,560
PROG Holdings, Inc.	45,900	2,020,518

		11,731,811

Consumer Staples Distribution & Retail 1.0%
Andersons, Inc. (The)	8,900	629,942
Ingles Markets, Inc. (Class A Stock)	1,300	117,013
United Natural Foods, Inc.*	18,800	955,604
Village Super Market, Inc. (Class A Stock)	40,400	1,775,176
Weis Markets, Inc.	11,700	901,485

		4,379,220

Containers & Packaging 0.5%
Ardagh Metal Packaging SA	35,900	169,807
Crown Holdings, Inc.	9,100	1,072,435
Myers Industries, Inc.	14,700	502,152
TriMas Corp.	8,500	339,405

		2,083,799

Distributors 0.4%
GigaCloud Technology, Inc. (Class A Stock)*	35,900	1,570,266

Diversified Consumer Services 1.1%
Perdoceo Education Corp.	64,800	2,061,288
Phoenix Education Partners, Inc.	5,900	168,681
Strategic Education, Inc.	31,600	2,591,200

		4,821,169

Diversified REITs 1.0%
American Assets Trust, Inc.	68,400	1,613,556
CTO Realty Growth, Inc.	33,000	725,010
Global Net Lease, Inc.	205,900	1,795,448

		4,134,014

Diversified Telecommunication Services 0.2%
ATN International, Inc.	3,800	90,478
IDT Corp. (Class B Stock)	3,200	210,752
Lumen Technologies, Inc.*	120,700	770,066

		1,071,296

Electric Utilities 1.6%
Hawaiian Electric Industries, Inc.*	120,400	1,555,568
Otter Tail Corp.	25,800	2,281,236
Portland General Electric Co.	64,000	3,157,120

		6,993,924

Electrical Equipment 1.2%
Acuity, Inc.	1,040	341,526
Atkore, Inc.	17,600	1,284,096
EnerSys	11,800	2,195,390
Sensata Technologies Holding PLC	15,600	722,124
Sunrun, Inc.*	61,700	605,277

		5,148,413

See Notes to Financial Statements.

PGIM Quant Solutions Small-Cap Value Fund 5

PGIM Quant Solutions Small-Cap Value Fund

Schedule of Investments (continued)

as of July 31, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Electronic Equipment, Instruments & Components 2.8%

Benchmark Electronics, Inc.	28,300	$2,257,491
CTS Corp.	11,200	718,144
ePlus, Inc.	5,500	508,255
Ingram Micro Holding Corp.	12,500	352,625
Insight Enterprises, Inc.*	9,600	1,237,728
Kimball Electronics, Inc.*	74,400	1,839,912
Knowles Corp.*	2,800	102,452
PC Connection, Inc.	11,000	920,920
Rogers Corp.*	4,300	530,921
ScanSource, Inc.*	45,200	2,559,224
Vishay Intertechnology, Inc.	27,600	944,472

		11,972,144

Energy Equipment & Services 1.6%

Bristow Group, Inc.	18,200	824,824
Helix Energy Solutions Group, Inc.*	134,200	1,276,242
Nabors Industries Ltd.*	28,600	2,450,162
National Energy Services Reunited Corp.*	7,300	196,808
Patterson-UTI Energy, Inc.	229,900	2,409,352

		7,157,388

Entertainment 0.0%
Playtika Holding Corp.	11,700	46,683

Financial Services 2.0%

Essent Group Ltd.	33,200	2,189,872
Jackson Financial, Inc. (Class A Stock)	6,300	770,364
NMI Holdings, Inc.*	4,200	186,060
Pagseguro Digital Ltd. (Brazil) (Class A Stock)	166,500	1,605,060
Priority Technology Holdings, Inc.*	33,600	218,400
Radian Group, Inc.	92,266	3,597,451
StoneCo Ltd. (Brazil) (Class A Stock)	28,600	325,325

		8,892,532

Food Products 0.3%
Seneca Foods Corp. (Class A Stock)*	7,300	1,208,077

Gas Utilities 2.1%

Brookfield Infrastructure Corp. (Canada) (Class A Stock)	35,800	1,514,340
New Jersey Resources Corp.	65,800	3,809,162
Northwest Natural Holding Co.	21,400	1,046,888
Southwest Gas Holdings, Inc.	20,800	1,859,520
Spire, Inc.	9,200	734,712

		8,964,622

Ground Transportation 0.1%

ArcBest Corp.	2,800	404,180
Heartland Express, Inc.	10,800	132,084

		536,264

Health Care Equipment & Supplies 1.2%
Bioventus, Inc. (Class A Stock)*	13,600	179,112
CONMED Corp.	3,700	171,310
Embecta Corp.	82,400	299,936
LivaNova PLC*	23,400	1,875,276

See Notes to Financial Statements.

PGIM Quant Solutions Small-Cap Value Fund

Schedule of Investments (continued)

as of July 31, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Health Care Equipment & Supplies (cont’d.)

Omnicell, Inc.*	15,700	$555,309
Tactile Systems Technology, Inc.*	71,800	2,022,606

		5,103,549

Health Care Providers & Services 3.2%

Acadia Healthcare Co., Inc.*	8,000	236,960
Addus HomeCare Corp.*	8,000	923,840
AMN Healthcare Services, Inc.*	32,300	1,086,249
Ardent Health, Inc.*	34,600	369,182
Aveanna Healthcare Holdings, Inc.*	278,900	2,618,871
Innovage Holding Corp.*	41,900	475,984
LifeStance Health Group, Inc.*	21,800	228,464
National HealthCare Corp.	15,700	3,548,671
PACS Group, Inc.*	11,900	547,519
Pediatrix Medical Group, Inc.*	112,800	2,990,328
Tenet Healthcare Corp.*	3,400	866,252

		13,892,320

Health Care Technology 0.1%

Teladoc Health, Inc.*	11,800	79,178
Waystar Holding Corp.*	10,900	230,099

		309,277

Hotel & Resort REITs 3.5%

Apple Hospitality REIT, Inc.	221,200	3,652,012
Braemar Hotels & Resorts, Inc.	88,700	201,349
Chatham Lodging Trust	63,500	846,455
DiamondRock Hospitality Co.	250,400	3,315,296
Host Hotels & Resorts, Inc.	44,700	1,123,311
Park Hotels & Resorts, Inc.	34,500	519,570
Pebblebrook Hotel Trust	53,900	1,029,490
RLJ Lodging Trust	140,200	1,717,450
Xenia Hotels & Resorts, Inc.	133,500	2,747,430

		15,152,363

Hotels, Restaurants & Leisure 1.2%

BJ’s Restaurants, Inc.*	10,700	723,427
Bloomin’ Brands, Inc.	96,400	834,824
Churchill Downs, Inc.	8,400	708,120
El Pollo Loco Holdings, Inc.*	68,200	1,122,572
Life Time Group Holdings, Inc.*	7,100	320,210
Penn Entertainment, Inc.*	74,600	1,531,538

		5,240,691

Household Durables 0.5%

Century Communities, Inc.	2,200	147,752
Cricut, Inc. (Class A Stock)	29,100	136,479
Flexsteel Industries, Inc.	7,500	555,225
Hamilton Beach Brands Holding Co. (Class A Stock)	5,300	121,847
La-Z-Boy, Inc.	2,900	114,202
M/I Homes, Inc.*	3,300	482,229
Newell Brands, Inc.	112,700	631,120

		2,188,854

See Notes to Financial Statements.

PGIM Quant Solutions Small-Cap Value Fund 7

PGIM Quant Solutions Small-Cap Value Fund

Schedule of Investments (continued)

as of July 31, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Household Products 0.6%

Central Garden & Pet Co. (Class A Stock)*	66,900	$2,536,179
Spectrum Brands Holdings, Inc.	3,200	284,064

		2,820,243

Independent Power & Renewable Electricity Producers 0.0%

Talen Energy Corp.*	200	66,820

Industrial REITs 0.3%

Innovative Industrial Properties, Inc.	21,600	1,270,296

Insurance 3.8%

CNO Financial Group, Inc.	26,200	1,443,358
Hamilton Insurance Group Ltd. (Bermuda) (Class B Stock)	101,500	3,649,940
HCI Group, Inc.	1,000	175,010
Heritage Insurance Holdings, Inc.*	42,600	1,251,162
Mercury General Corp.	17,900	1,917,448
Pelagos Insurance Capital Ltd. (United Kingdom)	65,300	1,651,437
SiriusPoint Ltd.*	74,900	1,771,385
Slide Insurance Holdings, Inc.*	85,500	1,707,435
United Fire Group, Inc.	18,300	939,888
Universal Insurance Holdings, Inc.	48,500	2,119,935

		16,626,998

Interactive Media & Services 1.0%

Angi, Inc.*	32,900	186,543
EverQuote, Inc. (Class A Stock)*	62,900	1,586,338
Taboola.com Ltd. (Israel)*	461,800	2,313,618
Ziff Davis, Inc.*	2,000	106,160

		4,192,659

IT Services 0.3%

Everforth, Inc.*	18,300	520,452
Globant SA*(a)	8,400	307,440
Information Services Group, Inc.	165,900	690,144

		1,518,036

Leisure Products 0.3%

MasterCraft Boat Holdings, Inc.*	32,100	767,832
Mattel, Inc.*	22,700	342,543
Peloton Interactive, Inc. (Class A Stock)*	13,900	88,821
Smith & Wesson Brands, Inc.	14,100	205,155

		1,404,351

Life Sciences Tools & Services 0.7%

Adaptive Biotechnologies Corp.*	5,900	133,163
CryoPort, Inc.*	76,700	1,157,403
Fortrea Holdings, Inc.*	55,400	1,062,018
Maravai LifeSciences Holdings, Inc. (Class A Stock)*	123,500	811,395
Mesa Laboratories, Inc.	400	40,324

		3,204,303

Machinery 4.2%

3D Systems Corp.*	122,200	322,608
Aebi Schmidt Holding AG (Switzerland)	23,200	299,048
AGCO Corp.	4,800	490,368

See Notes to Financial Statements.

PGIM Quant Solutions Small-Cap Value Fund

Schedule of Investments (continued)

as of July 31, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Machinery (cont’d.)

Blue Bird Corp.*	11,800	$877,802
Commercial Vehicle Group, Inc.*	37,700	170,781
Douglas Dynamics, Inc.	38,200	1,685,766
Enpro, Inc.	1,620	508,550
Helios Technologies, Inc.	28,900	2,251,599
JBT Marel Corp.	12,800	1,772,416
Kennametal, Inc.	51,800	1,759,646
L.B. Foster Co. (Class A Stock)*	32,600	1,340,838
Mueller Industries, Inc.	18,800	1,248,508
Park-Ohio Holdings Corp.	2,500	99,825
Proto Labs, Inc.*	18,200	1,365,910
Terex Corp.	24,400	1,533,296
Toro Co. (The)	11,400	1,047,318
Trinity Industries, Inc.	41,800	1,305,832

		18,080,111

Marine Transportation 1.2%

Costamare, Inc. (Monaco)	106,100	1,653,038
Matson, Inc.	12,700	2,572,893
Pangaea Logistics Solutions Ltd.	102,800	782,308

		5,008,239

Media 0.3%

AMC Global Media, Inc.*(a)	33,700	377,440
EW Scripps Co. (The) (Class A Stock)*	84,600	237,726
John Wiley & Sons, Inc. (Class A Stock)	9,800	511,560
Sinclair, Inc.	5,200	71,448

		1,198,174

Metals & Mining 1.3%

Alpha Metallurgical Resources, Inc.*	2,900	397,764
Caledonia Mining Corp. PLC (South Africa)	39,900	733,761
Commercial Metals Co.	26,400	1,814,208
Constellium SE*	7,900	219,462
SSR Mining, Inc. (Canada)*	90,700	2,323,734
Tredegar Corp.*	13,900	105,501
Worthington Steel, Inc.	6,800	244,868

		5,839,298

Mortgage Real Estate Investment Trusts (REITs) 0.6%

Adamas Trust, Inc.	154,300	1,399,501
Nexpoint Real Estate Finance, Inc.	7,000	118,720
TPG Mortgage Investment Trust, Inc.	141,900	989,043

		2,507,264

Multi-Utilities 0.7%

Avista Corp.	76,300	3,086,335

Oil, Gas & Consumable Fuels 4.9%

APA Corp.	18,500	690,420
CNX Resources Corp.*	76,800	2,749,440
Core Natural Resources, Inc.	13,200	1,053,888
Crescent Energy Co. (Class A Stock)	11,600	133,052
Diversified Energy Co.	8,800	118,448
Dorian LPG Ltd.	6,300	298,746
Green Plains, Inc.*	49,100	827,335

See Notes to Financial Statements.

PGIM Quant Solutions Small-Cap Value Fund 9

PGIM Quant Solutions Small-Cap Value Fund

Schedule of Investments (continued)

as of July 31, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)

Gulfport Energy Corp.*	400	$64,548
HF Sinclair Corp.	3,400	310,998
International Seaways, Inc.	15,500	1,490,790
Murphy Oil Corp.	20,400	810,696
Navigator Holdings Ltd.	7,000	156,450
Par Pacific Holdings, Inc.*	18,800	1,617,364
PBF Energy, Inc. (Class A Stock)	31,100	2,247,908
Peabody Energy Corp.	22,500	479,700
Riley Exploration Permian, Inc.	55,000	1,884,850
SandRidge Energy, Inc.	84,700	1,179,024
Scorpio Tankers, Inc. (Monaco)	16,100	1,253,546
SM Energy Co.	30,600	995,112
Talos Energy, Inc.*	23,600	358,248
Teekay Corp. Ltd. (Bermuda)	33,400	389,110
Teekay Tankers Ltd. (Canada) (Class A Stock)	19,800	1,571,526
World Kinect Corp.	15,900	633,774

		21,314,973

Passenger Airlines 0.9%

Allegiant Travel Co.*	19,300	1,892,944
SkyWest, Inc.*	20,168	2,157,371

		4,050,315

Personal Care Products 0.1%

BellRing Brands, Inc.*	3,800	47,082
Nature’s Sunshine Products, Inc.*	21,700	437,255
USANA Health Sciences, Inc.*	3,100	68,541

		552,878

Pharmaceuticals 2.4%

Collegium Pharmaceutical, Inc.*	20,200	714,878
Corcept Therapeutics, Inc.*	6,000	686,940
Elanco Animal Health, Inc.*	16,800	443,016
Harmony Biosciences Holdings, Inc.*	24,000	845,760
Indivior Pharmaceuticals, Inc.*	58,800	2,352,588
Innoviva, Inc.*	94,700	1,985,859
Jazz Pharmaceuticals PLC*	2,100	531,006
Omeros Corp.*(a)	30,400	359,936
Pacira BioSciences, Inc.*	37,100	979,811
Phibro Animal Health Corp. (Class A Stock)	7,600	276,108
Prestige Consumer Healthcare, Inc.*	4,400	220,968
Rapport Therapeutics, Inc.*	1,400	57,372
Septerna, Inc.*	2,200	75,790
SIGA Technologies, Inc.	97,200	317,844
Supernus Pharmaceuticals, Inc.*	7,500	334,725
WaVe Life Sciences Ltd.*	35,900	197,809
Zevra Therapeutics, Inc.*	23,700	225,387

		10,605,797

Professional Services 2.1%

CBIZ, Inc.*	12,500	688,500
Clarivate PLC*	290,600	575,388
ExlService Holdings, Inc.*	15,600	529,308
First Advantage Corp.*	10,600	210,304
Genpact Ltd.	35,300	1,241,501
IBEX Holdings Ltd.*	41,200	1,456,008
Kforce, Inc.	7,200	408,744

See Notes to Financial Statements.

PGIM Quant Solutions Small-Cap Value Fund

Schedule of Investments (continued)

as of July 31, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Professional Services (cont’d.)

ManpowerGroup, Inc.	15,600	$817,752
Maximus, Inc.	38,600	2,325,650
TriNet Group, Inc.	2,400	157,992
Upwork, Inc.*	54,000	494,640

		8,905,787

Real Estate Management & Development 1.4%

Cushman & Wakefield Ltd.*	134,100	1,799,622
Forestar Group, Inc.*	27,200	765,680
Jones Lang LaSalle, Inc.*	1,760	624,853
Newmark Group, Inc. (Class A Stock)	160,200	2,402,199
RE/MAX Holdings, Inc. (Class A Stock)*	48,100	435,786

		6,028,140

Retail REITs 2.2%

CBL & Associates Properties, Inc.	25,300	1,485,363
Kite Realty Group Trust	133,000	3,806,460
Phillips Edison & Co., Inc.	44,200	1,878,058
SITE Centers Corp.	346,000	1,480,880
Urban Edge Properties	32,600	738,716

		9,389,477

Semiconductors & Semiconductor Equipment 1.3%

Amkor Technology, Inc.	4,000	199,480
Cirrus Logic, Inc.*	5,900	763,165
Cohu, Inc.*	1,500	71,985
Diodes, Inc.*	22,500	1,852,200
FormFactor, Inc.*	1,600	169,920
Ichor Holdings Ltd.*	4,900	368,823
MKS, Inc.	600	178,470
Photronics, Inc.*	68,500	2,074,865

		5,678,908

Software 3.7%

8x8, Inc.*	334,800	636,120
Adeia, Inc.	20,800	554,320
Consensus Cloud Solutions, Inc.*	57,400	2,089,360
Digital Turbine, Inc.*	12,200	98,332
Dropbox, Inc. (Class A Stock)*	7,400	240,944
eGain Corp.*	173,100	1,180,542
Five9, Inc.*	27,900	767,529
Freshworks, Inc. (Class A Stock)*	240,300	2,728,607
Hut 8 Corp.*	1,500	161,445
NCR Voyix Corp.*	17,700	146,379
PagerDuty, Inc.*	182,700	1,932,966
Progress Software Corp.*	24,800	1,006,632
RingCentral, Inc. (Class A Stock)	21,600	1,201,392
Sprinklr, Inc. (Class A Stock)*	42,000	267,120
SPS Commerce, Inc.*	17,600	1,291,664
Telos Corp.*	85,100	377,844
Teradata Corp.*	45,200	1,400,748

		16,081,944

Specialized REITs 0.8%

EPR Properties	13,000	806,910
Millrose Properties, Inc.	9,700	271,406

See Notes to Financial Statements.

PGIM Quant Solutions Small-Cap Value Fund 11

PGIM Quant Solutions Small-Cap Value Fund

Schedule of Investments (continued)

as of July 31, 2026

Description	Shares	Value

COMMON STOCKS (Continued)

Specialized REITs (cont’d.)

Outfront Media, Inc.	41,700	$1,328,979
Safehold, Inc.	53,395	863,931

		3,271,226

Specialty Retail 2.5%

Academy Sports & Outdoors, Inc.	8,800	417,560
American Eagle Outfitters, Inc.	84,100	1,444,838
Asbury Automotive Group, Inc.*	4,900	1,135,330
Bath & Body Works, Inc.	51,200	1,030,144
Caleres, Inc.	62,200	798,648
Designer Brands, Inc. (Class A Stock)	46,300	279,652
Genesco, Inc.*	5,800	221,676
Group 1 Automotive, Inc.	1,000	286,770
Petco Health & Wellness Co., Inc.*	296,400	826,956
Sally Beauty Holdings, Inc.*	22,800	341,316
Signet Jewelers Ltd.	13,800	1,282,020
Urban Outfitters, Inc.*	33,800	2,507,284
Zumiez, Inc.*	20,000	393,400

		10,965,594

Technology Hardware, Storage & Peripherals 0.2%

Corsair Gaming, Inc.*	86,400	916,704

Textiles, Apparel & Luxury Goods 1.4%

Carter’s, Inc.	23,700	914,109
G-III Apparel Group Ltd.	62,200	2,264,702
Movado Group, Inc.	16,400	626,152
Rocky Brands, Inc.	26,900	1,313,796
Wolverine World Wide, Inc.	38,400	755,712

		5,874,471

Trading Companies & Distributors 0.5%

Boise Cascade Co.	16,800	1,283,184
Custom Truck One Source, Inc.*	24,100	244,615
Hudson Technologies, Inc.*	38,600	233,144
Rush Enterprises, Inc. (Class A Stock)	1,300	103,727
Willis Lease Finance Corp.	1,500	106,995

		1,971,665

Wireless Telecommunication Services 0.1%

Telephone & Data Systems, Inc.	9,400	315,652

TOTAL COMMON STOCKS (cost $356,085,063)		432,450,772

UNAFFILIATED EXCHANGE-TRADED FUND 0.3%
iShares Russell 2000 Value ETF (cost $1,191,268)	5,900	1,305,316

TOTAL LONG-TERM INVESTMENTS (cost $357,276,331)		433,756,088

SHORT-TERM INVESTMENTS 0.6%

AFFILIATED MUTUAL FUNDS
PGIM Core Government Money Market Fund (7-day effective yield 3.777%)(wb)	1,500,204	1,500,204

See Notes to Financial Statements.

PGIM Quant Solutions Small-Cap Value Fund

Schedule of Investments (continued)

as of July 31, 2026

Description	Shares	Value

AFFILIATED MUTUAL FUNDS (Continued)
PGIM Institutional Money Market Fund (7-day effective yield 3.854%) (cost $1,048,112; includes $1,044,850 of cash collateral for securities on loan)(b)(wb)	1,048,936	$1,048,097

TOTAL SHORT-TERM INVESTMENTS (cost $2,548,316)		2,548,301

TOTAL INVESTMENTS 100.4% (cost $359,824,647)		436,304,389

Liabilities in excess of other assets (0.4)%		(1,844,612)

NET ASSETS 100.0%		$434,459,777

See the Glossary for a list of the abbreviation(s) used in the annual report.

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,063,532; cash collateral of $1,044,850 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 3,980,474	$—	$—
Automobile Components	5,357,138	—	—
Automobiles	550,886	—	—
Banks	75,204,681	—	—
Biotechnology	15,737,697	—	—
Broadline Retail	1,690,062	—	—
Building Products	4,829,769	—	—
Capital Markets	1,835,467	—	—
Chemicals	11,447,956	—	—
Commercial Services & Supplies	8,178,836	—	—
Communications Equipment	4,419,566	—	—
Construction & Engineering	3,872,906	—	—
Consumer Finance	11,731,811	—	—
Consumer Staples Distribution & Retail	4,379,220	—	—
Containers & Packaging	2,083,799	—	—
Distributors	1,570,266	—	—
Diversified Consumer Services	4,821,169	—	—
Diversified REITs	4,134,014	—	—
Diversified Telecommunication Services	1,071,296	—	—
Electric Utilities	6,993,924	—	—
Electrical Equipment	5,148,413	—	—
Electronic Equipment, Instruments & Components	11,972,144	—	—
Energy Equipment & Services	7,157,388	—	—
Entertainment	46,683	—	—
Financial Services	8,892,532	—	—
Food Products	1,208,077	—	—

See Notes to Financial Statements.

PGIM Quant Solutions Small-Cap Value Fund 13

PGIM Quant Solutions Small-Cap Value Fund

Schedule of Investments (continued)

as of July 31, 2026

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Gas Utilities	$ 8,964,622	$—	$—
Ground Transportation	536,264	—	—
Health Care Equipment & Supplies	5,103,549	—	—
Health Care Providers & Services	13,892,320	—	—
Health Care Technology	309,277	—	—
Hotel & Resort REITs	15,152,363	—	—
Hotels, Restaurants & Leisure	5,240,691	—	—
Household Durables	2,188,854	—	—
Household Products	2,820,243	—	—
Independent Power & Renewable Electricity Producers	66,820	—	—
Industrial REITs	1,270,296	—	—
Insurance	16,626,998	—	—
Interactive Media & Services	4,192,659	—	—
IT Services	1,518,036	—	—
Leisure Products	1,404,351	—	—
Life Sciences Tools & Services	3,204,303	—	—
Machinery	18,080,111	—	—
Marine Transportation	5,008,239	—	—
Media	1,198,174	—	—
Metals & Mining	5,839,298	—	—
Mortgage Real Estate Investment Trusts (REITs)	2,507,264	—	—
Multi-Utilities	3,086,335	—	—
Oil, Gas & Consumable Fuels	21,314,973	—	—
Passenger Airlines	4,050,315	—	—
Personal Care Products	552,878	—	—
Pharmaceuticals	10,605,797	—	—
Professional Services	8,905,787	—	—
Real Estate Management & Development	6,028,140	—	—
Retail REITs	9,389,477	—	—
Semiconductors & Semiconductor Equipment	5,678,908	—	—
Software	16,081,944	—	—
Specialized REITs	3,271,226	—	—
Specialty Retail	10,965,594	—	—
Technology Hardware, Storage & Peripherals	916,704	—	—
Textiles, Apparel & Luxury Goods	5,874,471	—	—
Trading Companies & Distributors	1,971,665	—	—
Wireless Telecommunication Services	315,652	—	—
Unaffiliated Exchange-Traded Fund	1,305,316	—	—
Short-Term Investments
Affiliated Mutual Funds	2,548,301	—	—

Total	$436,304,389	$—	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2026 were as follows:

Banks	17.3%
Oil, Gas & Consumable Fuels	4.9
Machinery	4.2
Insurance	3.8
Software	3.7
Biotechnology	3.6
Hotel & Resort REITs	3.5
Health Care Providers & Services	3.2
Electronic Equipment, Instruments & Components	2.8
Consumer Finance	2.7
Chemicals	2.6
Specialty Retail	2.5

Pharmaceuticals	2.4%
Retail REITs	2.2
Gas Utilities	2.1
Professional Services	2.1
Financial Services	2.0
Commercial Services & Supplies	1.9
Energy Equipment & Services	1.6
Electric Utilities	1.6
Real Estate Management & Development	1.4
Textiles, Apparel & Luxury Goods	1.4
Metals & Mining	1.3
Semiconductors & Semiconductor Equipment	1.3

See Notes to Financial Statements.

PGIM Quant Solutions Small-Cap Value Fund

Schedule of Investments (continued)

as of July 31, 2026

Industry Classification (continued):

Automobile Components	1.2%
Hotels, Restaurants & Leisure	1.2
Electrical Equipment	1.2
Health Care Equipment & Supplies	1.2
Marine Transportation	1.2
Building Products	1.1
Diversified Consumer Services	1.1
Communications Equipment	1.0
Consumer Staples Distribution & Retail	1.0
Interactive Media & Services	1.0
Diversified REITs	1.0
Passenger Airlines	0.9
Aerospace & Defense	0.9
Construction & Engineering	0.9
Specialized REITs	0.8
Life Sciences Tools & Services	0.7
Multi-Utilities	0.7
Household Products	0.6
Mortgage Real Estate Investment Trusts (REITs)	0.6
Affiliated Mutual Funds (0.2% represents investments purchased with collateral from securities on loan)	0.6
Household Durables	0.5
Containers & Packaging	0.5
Trading Companies & Distributors	0.5
Capital Markets	0.4

Broadline Retail	0.4%
Distributors	0.4
IT Services	0.3
Leisure Products	0.3
Industrial REITs	0.3
Food Products	0.3
Media	0.3
Unaffiliated Exchange-Traded Fund	0.3
Diversified Telecommunication Services	0.2
Technology Hardware, Storage & Peripherals	0.2
Personal Care Products	0.1
Automobiles	0.1
Ground Transportation	0.1
Wireless Telecommunication Services	0.1
Health Care Technology	0.1
Independent Power & Renewable Electricity Producers	0.0 *
Entertainment	0.0 *

100.4
Liabilities in excess of other assets	(0.4)

100.0%

* Less than 0.05%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$1,063,532	$(1,044,850)	$18,682

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Quant Solutions Small-Cap Value Fund 15

PGIM Quant Solutions Small-Cap Value Fund

Statement of Assets & Liabilities

as of July 31, 2026

Assets
Investments at value, including securities on loan of $1,063,532:
Unaffiliated investments (cost $357,276,331)	$433,756,088
Affiliated investments (cost $2,548,316)	2,548,301
Dividends receivable	151,399
Receivable for Fund shares sold	59,825
Tax reclaim receivable	6,182
Prepaid expenses	621

Total Assets	436,522,416

Liabilities
Payable to broker for collateral for securities on loan	1,044,850
Payable for dividend in advance	346,000
Payable for Fund shares purchased	250,577
Management fee payable	217,348
Distribution fee payable	65,930
Accrued expenses and other liabilities	64,585
Transfer agent fee payable	37,931
Shareholders’ reports fee payable	29,258
Affiliated transfer agent fee payable	5,027
Trustees’ fees payable	1,133

Total Liabilities	2,062,639

Net Assets	$434,459,777

Net assets were comprised of:
Shares of beneficial interest, at par	$18,652
Paid-in capital in excess of par	293,376,947
Total distributable earnings (loss)	141,064,178

Net assets, July 31, 2026	$434,459,777

See Notes to Financial Statements.

PGIM Quant Solutions Small-Cap Value Fund

Statement of Assets & Liabilities (continued)

as of July 31, 2026

Class A

Net asset value, redemption price per share, ($108,162,707 ÷ 4,619,212 shares of beneficial interest issued and outstanding)	$23.42

Maximum sales charge (5.50% of offering price)	1.36

Maximum offering price to public	$24.78

Class C

Net asset value, offering price and redemption price per share, ($745,825 ÷ 32,736 shares of beneficial interest issued and outstanding)	$22.78

Class R

Net asset value, offering price and redemption price per share, ($100,509,076 ÷ 4,396,391 shares of beneficial interest issued and outstanding)	$22.86

Class Z

Net asset value, offering price and redemption price per share, ($167,603,546 ÷ 7,157,015 shares of beneficial interest issued and outstanding)	$23.42

Class R2

Net asset value, offering price and redemption price per share, ($90,639 ÷ 3,882 shares of beneficial interest issued and outstanding)	$23.35

Class R4

Net asset value, offering price and redemption price per share, ($19,861 ÷ 847 shares of beneficial interest issued and outstanding)	$23.46

Class R6

Net asset value, offering price and redemption price per share, ($57,328,123 ÷ 2,441,886 shares of beneficial interest issued and outstanding)	$23.48

Net asset value per share may not recalculate due to rounding.

See Notes to Financial Statements.

PGIM Quant Solutions Small-Cap Value Fund  17

PGIM Quant Solutions Small-Cap Value Fund

Statement of Operations

Year Ended July 31, 2026

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $24,477 foreign withholding tax)	$7,293,781
Affiliated dividend income	31,266
Income from securities lending, net (including affiliated income of $15,110)	17,676

Total income	7,342,723

Expenses
Management fee	2,364,706
Distribution fee(a)	1,025,476
Shareholder servicing fees(a)	41
Transfer agent’s fees and expenses (including affiliated expense of $53,352)(a)	453,856
Custodian and accounting fees	64,076
Registration fees(a)	63,117
Shareholders’ reports	55,493
Professional fees	38,534
Audit fee	28,560
Trustees’ fees	14,480
Miscellaneous	52,780

Total expenses	4,161,119
Less: Fee waiver and/or expense reimbursement(a)	(48,298)
Distribution fee waiver(a)	(290,328)

Net expenses	3,822,493

Net investment income (loss)	3,520,230

Realized And Unrealized Gain (Loss) On Investments

Net realized gain (loss) on investment transactions (including affiliated of $2,336)	76,989,175
Net change in unrealized appreciation (depreciation) on investments (including affiliated of $(583))	59,431,707

Net gain (loss) on investment transactions	136,420,882

Net Increase (Decrease) In Net Assets Resulting From Operations	$139,941,112

(a)  Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R2	Class R4	Class R6
Distribution fee	292,183	8,190	724,892	—	211	—	—
Shareholder servicing fees	—	—	—	—	41	—	—
Transfer agent’s fees and expenses	137,487	4,836	115,225	192,583	323	65	3,337
Registration fees	12,586	7,311	7,499	17,065	5,135	5,136	8,385
Fee waiver and/or expense reimbursement	(9,740)	(82)	(9,665)	(14,723)	(5,309)	(5,159)	(3,620)
Distribution fee waiver	(48,697)	—	(241,631)	—	—	—	—

See Notes to Financial Statements.

PGIM Quant Solutions Small-Cap Value Fund

Statements of Changes in Net Assets

	Year Ended July 31,

	2026	2025
Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$3,520,230	$4,077,658
Net realized gain (loss) on investment transactions	76,989,175	5,509,708
Net change in unrealized appreciation (depreciation) on investments	59,431,707	(37,821,574)

Net increase (decrease) in net assets resulting from operations	139,941,112	(28,234,208)

Dividends and Distributions
Distributions from distributable earnings
Class A	(964,180)	(11,799,589)
Class C	(3,091)	(149,933)
Class R	(811,752)	(12,225,022)
Class Z	(1,819,863)	(16,913,464)
Class R2	(814)	(24,829)
Class R4	(189)	(1,745)
Class R6	(694,123)	(6,511,303)

	(4,294,012)	(47,625,885)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	34,110,770	97,348,825
Net asset value of shares issued in reinvestment of dividends and distributions	4,242,661	46,980,708
Cost of shares purchased	(89,479,897)	(149,378,187)

Net increase (decrease) in net assets from Fund share transactions	(51,126,466)	(5,048,654)

Total increase (decrease)	84,520,634	(80,908,747)

Net Assets:

Beginning of year	349,939,143	430,847,890

End of year	$434,459,777	$349,939,143

See Notes to Financial Statements.

PGIM Quant Solutions Small-Cap Value Fund 19

PGIM Quant Solutions Small-Cap Value Fund

Financial Highlights

Class A Shares
	Year Ended July 31,
	2026	2025	2024	2023	2022

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$16.55	$20.06	$17.66	$21.09	$20.70
Income (loss) from investment operations:
Net investment income (loss)	0.16	0.17	0.28	0.33	0.27
Net realized and unrealized gain (loss) on investment and foreign currency transactions	6.91	(1.35)	2.69	(0.25)	0.38
Total from investment operations	7.07	(1.18)	2.97	0.08	0.65
Less Dividends and Distributions:
Dividends from net investment income	(0.13)	(0.23)	(0.41)	(0.39)	(0.26)
Distributions from net realized gains	(0.07)	(2.10)	(0.16)	(3.12)	-
Total dividends and distributions	(0.20)	(2.33)	(0.57)	(3.51)	(0.26)
Net asset value, end of year	$23.42	$16.55	$20.06	$17.66	$21.09
Total Return(b):	42.87%	(6.73)%	17.23%	2.02%	3.17%

Ratios/Supplemental Data:
Net assets, end of year (000)	$108,163	$85,339	$106,910	$103,703	$117,179
Average net assets (000)	$97,394	$92,356	$97,614	$103,993	$123,533
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.06%	1.09%	1.10%	1.13%	1.09%
Expenses before waivers and/or expense reimbursement	1.12%	1.15%	1.16%	1.19%	1.15%
Net investment income (loss)	0.80%	1.00%	1.63%	1.91%	1.25%
Portfolio turnover rate(d)	120%	122%	78%	75%	62%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Small-Cap Value Fund

Financial Highlights (continued)

Class C Shares
	Year Ended July 31,
	2026		2025		2024	2023		2022

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$16.34		$19.90		$17.56	$21.00		$20.63
Income (loss) from investment operations:
Net investment income (loss)	(0.23	)(b)	(0.11	)(b)	0.05	0.11	(b)	(-	)(b)(c)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	6.74		(1.35)		2.64	(0.27	)(d)	0.39
Total from investment operations	6.51		(1.46)		2.69	(0.16)		0.39
Less Dividends and Distributions:
Dividends from net investment income	-		-		(0.19)	(0.16)		(0.02)
Distributions from net realized gains	(0.07)		(2.10)		(0.16)	(3.12)		-
Total dividends and distributions	(0.07)		(2.10)		(0.35)	(3.28)		(0.02)
Net asset value, end of year	$22.78		$16.34		$19.90	$17.56		$21.00
Total Return(e):	39.91%		(8.23)%		15.56%	0.70%		1.89%

Ratios/Supplemental Data:
Net assets, end of year (000)	$746		$875		$1,612	$2,057		$2,685
Average net assets (000)	$819		$1,188		$1,659	$2,311		$3,025
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	3.14%		2.76%		2.49%	2.46%		2.36%
Expenses before waivers and/or expense reimbursement	3.15%		2.77%		2.50%	2.47%		2.37%
Net investment income (loss)	(1.20)%		(0.65)%		0.30%	0.61%		(0.01)%
Portfolio turnover rate(g)	120%		122%		78%	75%		62%

(a)	Calculated based on average shares outstanding during the year.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)	Amount rounds to zero.
(d)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(e)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(f)	Does not include expenses of the underlying funds in which the Fund invests.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Small-Cap Value Fund 21

PGIM Quant Solutions Small-Cap Value Fund

Financial Highlights (continued)

Class R Shares
	Year Ended July 31,
	2026	2025	2024	2023	2022

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$16.17	$19.66	$17.32	$20.75	$20.37
Income (loss) from investment operations:
Net investment income (loss)	0.12	0.13	0.25	0.30	0.22
Net realized and unrealized gain (loss) on investment and foreign currency transactions	6.73	(1.32)	2.64	(0.26)	0.38
Total from investment operations	6.85	(1.19)	2.89	0.04	0.60
Less Dividends and Distributions:
Dividends from net investment income	(0.09)	(0.20)	(0.39)	(0.35)	(0.22)
Distributions from net realized gains	(0.07)	(2.10)	(0.16)	(3.12)	-
Total dividends and distributions	(0.16)	(2.30)	(0.55)	(3.47)	(0.22)
Net asset value, end of year	$22.86	$16.17	$19.66	$17.32	$20.75
Total Return(b):	42.55%	(6.92)%	17.06%	1.83%	2.93%

Ratios/Supplemental Data:
Net assets, end of year (000)	$100,509	$93,381	$114,603	$112,225	$113,963
Average net assets (000)	$96,652	$97,057	$101,985	$104,012	$131,067
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.28%	1.32%	1.26%	1.30%	1.29%
Expenses before waivers and/or expense reimbursement	1.54%	1.58%	1.52%	1.56%	1.55%
Net investment income (loss)	0.61%	0.77%	1.46%	1.73%	1.05%
Portfolio turnover rate(d)	120%	122%	78%	75%	62%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Small-Cap Value Fund

Financial Highlights (continued)

Class Z Shares
	Year Ended July 31,
	2026	2025	2024	2023	2022

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$16.55	$20.06	$17.66	$21.09	$20.70
Income (loss) from investment operations:
Net investment income (loss)	0.21	0.21	0.34	0.40	0.33
Net realized and unrealized gain (loss) on investment and foreign currency transactions	6.91	(1.33)	2.69	(0.26)	0.38
Total from investment operations	7.12	(1.12)	3.03	0.14	0.71
Less Dividends and Distributions:
Dividends from net investment income	(0.18)	(0.29)	(0.47)	(0.45)	(0.32)
Distributions from net realized gains	(0.07)	(2.10)	(0.16)	(3.12)	-
Total dividends and distributions	(0.25)	(2.39)	(0.63)	(3.57)	(0.32)
Net asset value, end of year	$23.42	$16.55	$20.06	$17.66	$21.09
Total Return(b):	43.29%	(6.45)%	17.56%	2.38%	3.42%

Ratios/Supplemental Data:
Net assets, end of year (000)	$167,604	$125,198	$89,854	$99,147	$136,495
Average net assets (000)	$147,232	$112,447	$87,277	$110,217	$165,086
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.80%	0.80%	0.79%	0.82%	0.79%
Expenses before waivers and/or expense reimbursement	0.81%	0.81%	0.80%	0.83%	0.80%
Net investment income (loss)	1.06%	1.23%	1.96%	2.25%	1.56%
Portfolio turnover rate(d)	120%	122%	78%	75%	62%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Small-Cap Value Fund 23

PGIM Quant Solutions Small-Cap Value Fund

Financial Highlights (continued)

Class R2 Shares
	Year Ended July 31,
	2026	2025	2024	2023	2022

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$16.52	$20.01	$17.63	$21.05	$20.65
Income (loss) from investment operations:
Net investment income (loss)	0.15	0.19	0.26	0.19	0.28
Net realized and unrealized gain (loss) on investment and foreign currency transactions	6.87	(1.36)	2.69	(0.11)	0.37
Total from investment operations	7.02	(1.17)	2.95	0.08	0.65
Less Dividends and Distributions:
Dividends from net investment income	(0.12)	(0.22)	(0.41)	(0.38)	(0.25)
Distributions from net realized gains	(0.07)	(2.10)	(0.16)	(3.12)	-
Total dividends and distributions	(0.19)	(2.32)	(0.57)	(3.50)	(0.25)
Net asset value, end of year	$23.35	$16.52	$20.01	$17.63	$21.05
Total Return(b):	42.72%	(6.71)%	17.13%	2.03%	3.11%

Ratios/Supplemental Data:
Net assets, end of year (000)	$91	$79	$168	$102	$73
Average net assets (000)	$84	$128	$108	$88	$154
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.14%	1.14%	1.14%	1.14%	1.14%
Expenses before waivers and/or expense reimbursement	7.44%	5.21%	5.95%	6.57%	5.21%
Net investment income (loss)	0.73%	1.08%	1.48%	1.12%	1.30%
Portfolio turnover rate(d)	120%	122%	78%	75%	62%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Small-Cap Value Fund

Financial Highlights (continued)

Class R4 Shares
	Year Ended July 31,
	2026	2025	2024	2023	2022

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$16.58	$20.08	$17.68	$21.10	$20.71
Income (loss) from investment operations:
Net investment income (loss)	0.19	0.21	0.32	0.37	0.37
Net realized and unrealized gain (loss) on investment and foreign currency transactions	6.92	(1.35)	2.69	(0.24)	0.32
Total from investment operations	7.11	(1.14)	3.01	0.13	0.69
Less Dividends and Distributions:
Dividends from net investment income	(0.16)	(0.26)	(0.45)	(0.43)	(0.30)
Distributions from net realized gains	(0.07)	(2.10)	(0.16)	(3.12)	-
Total dividends and distributions	(0.23)	(2.36)	(0.61)	(3.55)	(0.30)
Net asset value, end of year	$23.46	$16.58	$20.08	$17.68	$21.10
Total Return(b):	43.14%	(6.52)%	17.44%	2.31%	3.29%

Ratios/Supplemental Data:
Net assets, end of year (000)	$20	$14	$18	$15	$14
Average net assets (000)	$17	$14	$15	$13	$41
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.89%	0.89%	0.89%	0.89%	0.89%
Expenses before waivers and/or expense reimbursement	31.41%	35.92%	34.32%	36.45%	15.86%
Net investment income (loss)	0.94%	1.20%	1.81%	2.10%	1.78%
Portfolio turnover rate(d)	120%	122%	78%	75%	62%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Small-Cap Value Fund 25

PGIM Quant Solutions Small-Cap Value Fund

Financial Highlights (continued)

Class R6 Shares
	Year Ended July 31,
	2026	2025	2024	2023	2022

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$16.59	$20.09	$17.69	$21.13	$20.73
Income (loss) from investment operations:
Net investment income (loss)	0.23	0.27	0.35	0.41	0.37
Net realized and unrealized gain (loss) on investment and foreign currency transactions	6.92	(1.37)	2.70	(0.26)	0.38
Total from investment operations	7.15	(1.10)	3.05	0.15	0.75
Less Dividends and Distributions:
Dividends from net investment income	(0.19)	(0.30)	(0.49)	(0.47)	(0.35)
Distributions from net realized gains	(0.07)	(2.10)	(0.16)	(3.12)	-
Total dividends and distributions	(0.26)	(2.40)	(0.65)	(3.59)	(0.35)
Net asset value, end of year	$23.48	$16.59	$20.09	$17.69	$21.13
Total Return(b):	43.45%	(6.31)%	17.67%	2.48%	3.58%

Ratios/Supplemental Data:
Net assets, end of year (000)	$57,328	$45,053	$117,684	$101,918	$123,662
Average net assets (000)	$51,918	$68,136	$105,401	$99,623	$143,522
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.68%	0.68%	0.68%	0.68%	0.67%
Expenses before waivers and/or expense reimbursement	0.69%	0.69%	0.69%	0.69%	0.67%
Net investment income (loss)	1.18%	1.50%	2.02%	2.35%	1.74%
Portfolio turnover rate(d)	120%	122%	78%	75%	62%

(a)	Calculated based on average shares outstanding during the year.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Core Bond Fund

Schedule of Investments

as of July 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 98.8%

ASSET-BACKED SECURITIES 14.7%

Automobiles 5.6%
AmeriCredit Automobile Receivables Trust,
Series 2023-01, Class C	5.800%	12/18/28	2,100	$2,117,351
Series 2023-02, Class C	6.000	07/18/29	900	914,185
ARI Fleet Lease Trust,
Series 2025-B, Class A2, 144A	4.590	03/15/34	5,480	5,488,715
Avis Budget Rental Car Funding AESOP LLC,
Series 2021-02A, Class A, 144A	1.660	02/20/28	1,900	1,882,410
Series 2022-01A, Class A, 144A	3.830	08/21/28	4,700	4,669,209
Series 2023-01A, Class A, 144A	5.250	04/20/29	5,200	5,239,412
Series 2023-02A, Class A, 144A	5.200	10/20/27	900	901,389
Series 2024-01A, Class A, 144A	5.360	06/20/30	1,900	1,920,085
Series 2024-03A, Class A, 144A	5.230	12/20/30	1,800	1,812,403
BOF VII AL Funding Trust I,
Series 2023-CAR03, Class A2, 144A	6.291	07/26/32	586	592,807
Series 2023-CAR03, Class B, 144A	6.632	07/26/32	228	229,988
Chesapeake Funding II LLC,
Series 2024-01A, Class A1, 144A	5.520	05/15/36	508	510,424
Enterprise Fleet Financing LLC,
Series 2025-03, Class A2, 144A	4.500	04/20/28	1,720	1,722,225
Series 2025-04, Class A2, 144A	4.050	08/20/28	3,763	3,754,175
Ford Credit Auto Owner Trust,
Series 2021-02, Class B, 144A	1.910	05/15/34	600	595,811
Series 2023-01, Class A, 144A	4.850	08/15/35	2,000	2,009,405
Series 2023-02, Class A, 144A	5.280	02/15/36	2,800	2,837,336
Series 2025-02, Class A, 144A	4.370(cc)	02/15/38	11,182	11,028,848
Ford Credit Floorplan Master Owner Trust,
Series 2024-03, Class A1, 144A	4.300	09/15/29	7,700	7,690,832
Series 2025-01, Class A1	4.630	04/15/30	5,700	5,714,907
GM Financial Consumer Automobile Receivables Trust,
Series 2023-04, Class B	6.160	04/16/29	1,100	1,115,673
Series 2023-04, Class C	6.410	05/16/29	700	710,888
GM Financial Revolving Receivables Trust,
Series 2021-01, Class B, 144A	1.490	06/12/34	200	199,314
Series 2023-02, Class A, 144A	5.770	08/11/36	500	512,306
Series 2024-01, Class A, 144A	4.980	12/11/36	2,600	2,621,120
Series 2024-02, Class A, 144A	4.520	03/11/37	5,000	4,973,709
GMF Floorplan Owner Revolving Trust,
Series 2024-04A, Class A1, 144A	4.730	11/15/29	1,700	1,705,738
OneMain Direct Auto Receivables Trust,
Series 2023-01A, Class A, 144A	5.410	11/14/29	3,176	3,191,032
Series 2025-01A, Class A, 144A	5.360	04/16/35	8,200	8,290,567
Series 2026-01A, Class A, 144A	4.490	12/14/33	8,700	8,582,532
Santander Drive Auto Receivables Trust, Series 2023-01, Class C	5.090	05/15/30	466	468,100
Series 2023-03, Class C	5.770	11/15/30	1,455	1,467,291
Series 2023-04, Class C	6.040	12/15/31	2,500	2,539,937
Series 2023-06, Class B	5.980	04/16/29	847	851,813
Series 2024-02, Class C	5.840	06/17/30	1,000	1,010,662
Series 2024-04, Class C	4.950	04/15/30	3,400	3,412,804
Series 2024-05, Class C	4.780	01/15/31	3,000	3,004,811
Series 2025-01, Class C	5.040	03/17/31	6,500	6,530,716
Series 2025-03, Class C	4.680	09/15/31	3,800	3,778,122
SFS Auto Receivables Securitization Trust,
Series 2023-01A, Class B, 144A	5.710	01/22/30	300	303,125
Series 2023-01A, Class C, 144A	5.970	02/20/31	500	507,168
Toyota Auto Loan Extended Note Trust,
Series 2025-01A, Class A, 144A	4.650	05/25/38	5,400	5,384,268

See Notes to Financial Statements.

PGIM Core Bond Fund 27

PGIM Core Bond Fund

Schedule of Investments (continued)

as of July 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Automobiles (cont’d.)
Toyota Auto Loan Extended Note Trust, (cont’d.)
Series 2026-01A, Class A, 144A	4.580%	04/25/39	5,000	$4,946,801
Westlake Automobile Receivables Trust,
Series 2025-02A, Class B, 144A	4.630	01/15/31	2,400	2,402,173
Wheels Fleet Lease Funding LLC,
Series 2023-01A, Class A, 144A	5.800	04/18/38	495	496,320
Series 2024-01A, Class A1, 144A	5.490	02/18/39	1,215	1,223,198
Series 2025-02A, Class A1, 144A	4.410	05/18/40	5,109	5,099,065

				136,961,170

Collateralized Loan Obligations 5.3%
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2019-11A, Class AR2, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)	5.263(c)	07/22/37	10,000	10,000,000
Ares Loan Funding Ltd. (Cayman Islands), Series 2025-ALF09A, Class A1, 144A, 3 Month SOFR + 1.180% (Cap N/A, Floor 1.180%)	4.933(c)	03/31/38	10,500	10,488,115
Carlyle US CLO Ltd. (Cayman Islands), Series 2021-05A, Class A1R, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	5.049(c)	03/31/38	7,000	7,015,813
CIFC Funding Ltd. (Cayman Islands), Series 2018-02A, Class A1R, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)	5.099(c)	10/20/37	14,750	14,775,075
Elmwood CLO Ltd. (Cayman Islands), Series 2019-02A, Class A1RR, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.079(c)	10/20/37	14,750	14,767,808
Kennedy Lewis CLO Ltd. (Cayman Islands), Series 08A, Class A1R2, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.109(c)	01/20/38	14,750	14,767,380
Madison Park Funding Ltd. (Cayman Islands), Series 2018-29A, Class A1R2, 144A, 3 Month SOFR + 1.180% (Cap N/A, Floor 1.180%)	4.909(c)	03/25/38	11,230	11,214,862
Marble Point CLO Ltd. (Cayman Islands), Series 2022-02A, Class A1RR, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)	4.919(c)	10/20/36	11,750	11,741,832
Octagon Alto Ltd. (Cayman Islands), Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.140% (Cap N/A, Floor 1.140%)	4.869(c)	10/20/36	11,750	11,745,488
Park Blue CLO Ltd. (United Kingdom), Series 2023-04A, Class A1R, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)	5.060(c)	01/25/39	11,000	11,007,820
Sound Point CLO Ltd. (Cayman Islands), Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	5.185(c)	07/15/34	2,200	2,201,282
Tikehau US CLO Ltd. (Bermuda), Series 2025-01A, Class A1, 144A, 3 Month SOFR + 1.220% (Cap N/A, Floor 1.220%)	5.030(c)	02/25/38	10,500	10,496,304

				130,221,779

Consumer Loans 2.0%
Affirm Asset Securitization Trust,
Series 2026-X01, Class A, 144A	4.270	04/15/31	2,385	2,384,818
Affirm Master Trust,
Series 2025-02A, Class A, 144A	4.670	07/15/33	4,100	4,106,600
Series 2026-02A, Class A, 144A	4.670	04/16/35	4,200	4,166,345
Series 2026-03A, Class A, 144A	4.780	08/15/34	5,900	5,903,503
GreenSky Home Improvement Issuer Trust,
Series 2026-REV01, Class A, 144A	4.930	05/15/41	4,600	4,586,492
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A	1.750	09/14/35	990	980,373
Series 2021-01A, Class A2, 144A, 30 Day Average SOFR + 0.760% (Cap N/A, Floor 0.000%)	4.392(c)	06/16/36	2,446	2,447,774
Series 2023-02A, Class A1, 144A	5.840	09/15/36	5,300	5,347,893
Series 2025-01A, Class A, 144A	4.820	07/14/38	9,100	9,070,920
Reach ABS Trust,
Series 2026-02A, Class A, 144A	4.340	02/15/35	2,741	2,738,597

See Notes to Financial Statements.

PGIM Core Bond Fund

Schedule of Investments (continued)

as of July 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Consumer Loans (cont’d.)
SoFi Consumer Loan Program,
Series 2026-03, Class A, 144A	4.460%	06/25/35	3,500	$3,499,489
SoFi Consumer Loan Program Trust,
Series 2026-02, Class A, 144A	4.270	03/25/36	4,395	4,389,658

				49,622,462

Credit Cards 0.0%
Robinhood Credit Card Trust,
Series 2026-01A, Class A, 144A	4.800	07/21/31	1,000	998,019

Equipment 0.4%
CCG Receivables Trust,
Series 2025-02, Class A2, 144A	4.140	08/15/34	2,990	2,981,019
Dell Equipment Finance Trust,
Series 2025-02, Class A3, 144A	4.120	03/24/31	1,250	1,243,613
Post Road Equipment Finance LLC,
Series 2026-01A, Class A2, 144A	4.470	01/18/33	6,700	6,677,007

				10,901,639

Home Equity Loans 1.2%
BRAVO Residential Funding Trust,
Series 2025-CES02, Class A1, 144A	4.960(cc)	07/26/55	2,145	2,124,390
COOPR Residential Mortgage Trust,
Series 2025-CES02, Class A1A, 144A	5.502(cc)	06/25/60	3,402	3,398,062
EFMT,
Series 2024-CES01, Class A1, 144A	5.522(cc)	01/26/60	2,697	2,694,096
JPMorgan Mortgage Trust,
Series 2024-HE03, Class A1, 144A, 30 Day Average SOFR + 1.200% (Cap N/A, Floor 0.000%)	4.821(c)	02/25/55	1,856	1,859,732
Series 2025-CES02, Class A1, 144A	5.592(cc)	06/25/55	1,928	1,929,531
RCKT Mortgage Trust,
Series 2024-CES03, Class A1A, 144A	6.591(cc)	05/25/44	462	465,074
Series 2024-CES06, Class A1A, 144A	5.344(cc)	09/25/44	2,549	2,545,443
Series 2026-CES05, Class A1A, 144A	5.248(cc)	05/25/56	3,333	3,312,291
Series 2026-CES06, Class A1A, 144A	5.321(cc)	06/25/56	2,376	2,368,317
Santander Mortgage Asset Receivable Trust,
Series 2025-CES01, Class A1A, 144A	5.036(cc)	09/25/55	2,015	1,991,711
Towd Point Mortgage Trust,
Series 2023-CES02, Class A1A, 144A	7.294(cc)	10/25/63	512	512,910
Series 2024-CES01, Class A1A, 144A	5.848(cc)	01/25/64	131	130,846
Series 2024-CES03, Class A1, 144A	6.290(cc)	05/25/64	1,263	1,268,992
Series 2024-CES04, Class A1, 144A	5.122(cc)	09/25/64	1,625	1,618,156
Series 2025-CES01, Class A1, 144A	5.705(cc)	02/25/55	1,784	1,786,921

				28,006,472

Other 0.1%
GreenSky Home Improvement Trust,
Series 2024-01, Class A4, 144A	5.670	06/25/59	537	542,694
Home Partners of America Trust,
Series 2021-03, Class A, 144A	2.200	01/17/41	964	902,140

				1,444,834

Student Loans 0.1%
ELFI Graduate Loan Program LLC,
Series 2020-A, Class A, 144A	1.730	08/25/45	581	530,497
Navient Private Education Refi Loan Trust,
Series 2019-CA, Class A2, 144A	3.130	02/15/68	51	50,504

See Notes to Financial Statements.

PGIM Core Bond Fund 29

PGIM Core Bond Fund

Schedule of Investments (continued)

as of July 31, 2026

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Student Loans (cont’d.)
Navient Private Education Refi Loan Trust, (cont’d.)
Series 2020-BA, Class A2, 144A	2.120%		01/15/69	220	$210,227
Series 2020-DA, Class A, 144A	1.690		05/15/69	158	150,141
SoFi Professional Loan Program LLC,
Series 2019-A, Class A2FX, 144A	3.690		06/15/48	79	78,217
Series 2019-C, Class A2FX, 144A	2.370		11/16/48	165	160,685
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A	2.540		05/15/46	356	343,144
Series 2020-C, Class AFX, 144A	1.950		02/15/46	219	204,824

					1,728,239

TOTAL ASSET-BACKED SECURITIES (cost $360,088,079)					359,884,614

COMMERCIAL MORTGAGE-BACKED SECURITIES 8.6%
Arbor Multifamily Mortgage Securities Trust, Series 2021-MF02, Class A4, 144A	2.252		06/15/54	8,900	7,879,175
ARES Commercial Mortgage Trust,
Series 2026-AZURE, Class A, 144A, 1 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.026	(c)	03/15/38	5,000	4,999,993
ARES Trust,
Series 2026-TRON, Class A, 144A, 1 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.096	(c)	05/15/43	5,800	5,812,695
BANK,
Series 2019-BN17, Class A3	3.456		04/15/52	4,116	3,974,569
Series 2019-BN20, Class A2	2.758		09/15/62	5,504	5,161,364
Series 2019-BN23, Class A2	2.669		12/15/52	2,188	2,039,262
Series 2020-BN25, Class A4	2.399		01/15/63	6,200	5,733,010
Series 2020-BN26, Class A3	2.155		03/15/63	5,000	4,587,957
Series 2020-BN27, Class A4	1.901		04/15/63	4,700	4,178,416
Series 2020-BN29, Class A3	1.742		11/15/53	2,185	1,922,770
Series 2021-BN32, Class A4	2.349		04/15/54	9,000	8,107,512
Series 2021-BN34, Class A4	2.156		06/15/63	7,000	6,220,806
Series 2021-BN38, Class A4	2.275		12/15/64	5,700	4,947,493
Barclays Commercial Mortgage Securities Trust,
Series 2020-C07, Class A4	1.786		04/15/53	5,700	5,103,104
Series 2023-C21, Class A2	6.296	(cc)	09/15/56	3,308	3,361,661
Series 2023-C22, Class A2	6.728		11/15/56	4,002	3,992,615
Benchmark Mortgage Trust,
Series 2018-B01, Class A4	3.402		01/15/51	76	75,192
Series 2018-B03, Class A4	3.761		04/10/51	4,437	4,378,837
Series 2019-B10, Class A3	3.455		03/15/62	5,913	5,717,275
Series 2020-B17, Class A4	2.042		03/15/53	1,800	1,626,061
Series 2020-B21, Class A4	1.704		12/17/53	2,600	2,311,162
Series 2021-B24, Class A3	2.010		03/15/54	2,600	2,365,980
Series 2023-B38, Class A2	5.626		04/15/56	6,000	6,028,624
Series 2023-B39, Class A2	6.572	(cc)	07/15/56	7,000	7,126,330
Series 2025-V13, Class A4	5.815	(cc)	02/15/58	8,500	8,683,386
BMO Mortgage Trust,
Series 2023-05C1, Class A3	6.534	(cc)	08/15/56	7,200	7,364,961
Series 2023-05C2, Class A3	7.055	(cc)	11/15/56	9,000	9,346,624
BX Trust,
Series 2026-ORBT, Class A, 144A, 1 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.076	(c)	07/15/43	7,000	7,013,134
Cantor Commercial Real Estate Lending,
Series 2019-CF03, Class A3	2.752		01/15/53	2,900	2,679,196
CD Mortgage Trust,
Series 2019-CD08, Class A3	2.657		08/15/57	2,577	2,434,655
CF Mortgage Trust,
Series 2020-P01, Class A1, 144A	2.840	(cc)	04/15/52	2,774	2,757,857
CFCRE Commercial Mortgage Trust,
Series 2016-C07, Class A2	3.585		12/10/54	1,653	1,647,221

See Notes to Financial Statements.

PGIM Core Bond Fund

Schedule of Investments (continued)

as of July 31, 2026

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
CIP Commercial Mortgage Trust, Series 2025-SBAY, Class A, 144A, 1 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.076	%(c)	10/15/37	5,000	$5,012,490
Citigroup Commercial Mortgage Trust,
Series 2015-GC31, Class A4	3.762		06/10/48	375	366,147
Series 2016-C03, Class A3	2.896		11/15/49	53	52,523
Series 2017-P08, Class A3	3.203		09/15/50	1,700	1,678,906
Series 2019-C07, Class A3	2.860		12/15/72	788	739,166
Series 2019-GC41, Class A4	2.620		08/10/56	3,000	2,806,662
CSAIL Commercial Mortgage Trust, Series 2021-C20, Class A2	2.486		03/15/54	5,322	4,890,671
Deutsche Bank Commercial Mortgage Trust, Series 2020-C09, Class A4	1.644		08/15/53	5,800	5,268,682
Fannie Mae-Aces,
Series 2019-M21, Class 3A1	2.100		06/25/34	48	47,382
FHLMC Multifamily Structured Pass-Through Certificates, Series KW08, Class A2	3.600		01/25/29	4,500	4,391,495
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP05, Class A4	3.457		03/15/50	102	101,706
JPMDB Commercial Mortgage Securities Trust, Series 2017-C05, Class A4	3.414		03/15/50	307	305,456
Ladder Capital Commercial Mortgage Securities Trust, Series 2017-LC26, Class A3, 144A	3.289		07/12/50	1,135	1,127,195
Morgan Stanley Capital I Trust,
Series 2016-BNK02, Class A3	2.791		11/15/49	724	721,404
SCG Trust,
Series 2025-SNIP, Class A, 144A, 1 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)	5.176	(c)	09/15/42	5,550	5,560,395
UBS Commercial Mortgage Trust,
Series 2017-C05, Class A4	3.212		11/15/50	973	957,965
Series 2018-C09, Class A3	3.854		03/15/51	657	645,176
Series 2018-C14, Class A3	4.180		12/15/51	826	816,716
Series 2019-C18, Class A3	2.782		12/15/52	4,400	4,116,591
Wells Fargo Commercial Mortgage Trust,
Series 2017-C38, Class A4	3.190		07/15/50	697	690,629
Series 2017-RB01, Class A4	3.374		03/15/50	899	892,957
Series 2018-C46, Class A3	3.888		08/15/51	2,000	1,965,106
Series 2019-C50, Class A4	3.466		05/15/52	6,119	5,922,452
Series 2020-C57, Class A3	1.864		08/15/53	5,300	4,765,894
Series 2021-C59, Class A3	1.958		04/15/54	5,921	5,463,027

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(cost $219,248,881)					208,885,690

CORPORATE BONDS 27.6%

Aerospace & Defense 0.6%
BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A	3.400		04/15/30	335	318,145
Sr. Unsec’d. Notes, 144A	5.125		03/26/29	2,570	2,592,525
Boeing Co. (The),
Sr. Unsec’d. Notes	3.375		06/15/46	3,557	2,399,787
Sr. Unsec’d. Notes	3.550		03/01/38	495	402,879
Sr. Unsec’d. Notes	3.600		05/01/34	1,160	1,026,654
Sr. Unsec’d. Notes	3.850		11/01/48	455	322,063
Sr. Unsec’d. Notes	3.900		05/01/49	1,405	1,000,049
Sr. Unsec’d. Notes	5.705		05/01/40	190	187,588
Sr. Unsec’d. Notes	5.930		05/01/60	1,950	1,817,325
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A(a)	7.250		07/01/31	1,050	1,093,313
HEICO Corp., Gtd. Notes	5.250		08/01/28	725	732,581

See Notes to Financial Statements.

PGIM Core Bond Fund 31

PGIM Core Bond Fund

Schedule of Investments (continued)

as of July 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Aerospace & Defense (cont’d.)
Honeywell Aerospace, Inc., Gtd. Notes, 144A	4.600%	03/16/33	1,116	$1,078,252
Gtd. Notes, 144A	4.950	03/16/36	760	732,622

				13,703,783

Agriculture 0.5%
Altria Group, Inc., Gtd. Notes	3.400	05/06/30	630	596,846
BAT Capital Corp. (United Kingdom),
Gtd. Notes	2.259	03/25/28	1,910	1,837,360
Gtd. Notes	2.726	03/25/31	2,180	1,973,607
Gtd. Notes	3.557	08/15/27	120	118,837
Gtd. Notes	4.390	08/15/37	5,500	4,911,606
Gtd. Notes	6.343	08/02/30	710	744,127
BAT International Finance PLC (United Kingdom), Gtd. Notes	5.931	02/02/29	1,295	1,328,155

				11,510,538

Airlines 0.1%
American Airlines 2015-1 Class A Pass-Through Trust, Pass-Through Certificates	3.375	11/01/28	47	46,651
Delta Air Lines 2020-1 Class AA Pass-Through Trust, Pass-Through Certificates	2.000	12/10/29	442	426,972
United Airlines 2016-2 Class AA Pass-Through Trust, Pass-Through Certificates	2.875	04/07/30	232	223,976
United Airlines 2019-2 Class AA Pass-Through Trust, Pass-Through Certificates	2.700	11/01/33	318	287,780
United Airlines Holdings, Inc., Gtd. Notes	4.875	03/01/29	1,155	1,137,619

				2,122,998

Auto Manufacturers 1.1%
Ford Motor Co.,
Sr. Unsec’d. Notes	4.750	01/15/43	205	157,081
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.900	02/10/29	4,250	3,993,147
Sr. Unsec’d. Notes	5.800	03/08/29	3,200	3,220,513
Sr. Unsec’d. Notes	5.875	11/07/29	575	579,581
General Motors Co., Sr. Unsec’d. Notes	5.200	04/01/45	950	811,588
Sr. Unsec’d. Notes	5.350	04/15/28	3,038	3,064,572
General Motors Financial Co., Inc.,
Gtd. Notes	3.850	01/05/28	490	484,404
Sr. Unsec’d. Notes	2.400	10/15/28	1,385	1,315,279
Sr. Unsec’d. Notes	2.700	08/20/27	375	367,766
Hyundai Capital America, Sr. Unsec’d. Notes, 144A, MTN	2.000	06/15/28	2,550	2,420,752
Sr. Unsec’d. Notes, 144A, MTN	5.300	01/08/30	4,560	4,588,531
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, MTN	4.800	01/05/34	1,376	1,342,351
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A(a)	5.250	03/22/29	2,840	2,848,187
Gtd. Notes, 144A	5.350	03/27/30	2,370	2,376,624

				27,570,376

See Notes to Financial Statements.

PGIM Core Bond Fund

Schedule of Investments (continued)

as of July 31, 2026

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Parts & Equipment 0.1%
Clarios Global LP/Clarios US Finance Co.,
Sr. Sec’d. Notes, 144A	6.750%		02/15/30	1,050	$1,076,208
Tenneco, Inc., Sr. Sec’d. Notes, 144A	8.000		11/17/28	875	877,330

					1,953,538

Banks 6.9%
Banco Santander SA (Spain),
Sr. Non-Preferred Notes	5.538	(ff)	03/14/30	1,000	1,014,021
Bank of America Corp., Sr. Unsec’d. Notes	2.687	(ff)	04/22/32	12,960	11,625,814
Sr. Unsec’d. Notes	4.477	(ff)	04/23/30	125	123,638
Sr. Unsec’d. Notes	5.288	(ff)	04/25/34	1,530	1,526,328
Sr. Unsec’d. Notes, GMTN	3.593	(ff)	07/21/28	1,595	1,579,725
Sr. Unsec’d. Notes, MTN	2.496	(ff)	02/13/31	2,705	2,485,016
Sr. Unsec’d. Notes, MTN	2.972	(ff)	02/04/33	1,555	1,387,930
Sr. Unsec’d. Notes, MTN	3.824	(ff)	01/20/28	1,720	1,715,186
Sr. Unsec’d. Notes, MTN	4.271	(ff)	07/23/29	190	188,388
Sr. Unsec’d. Notes, Series N	2.651	(ff)	03/11/32	4,500	4,041,724
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	2.279	(ff)	11/24/27	4,370	4,339,580
Sr. Unsec’d. Notes	4.837	(ff)	09/10/28	400	400,156
Sr. Unsec’d. Notes	5.207	(ff)	02/24/37	3,490	3,311,137
Sr. Unsec’d. Notes	5.586	(ff)	06/26/37	845	824,117
BNP Paribas SA (France), Sr. Non-Preferred Notes, 144A	1.904	(ff)	09/30/28	1,385	1,342,160
Sr. Non-Preferred Notes, 144A	3.132	(ff)	01/20/33	475	424,561
Sr. Preferred Notes, 144A	5.176	(ff)	01/09/30	465	467,535
BPCE SA (France),
Sr. Preferred Notes, 144A, MTN	3.250		01/11/28	625	612,825
Cassa Depositi e Prestiti SpA (Italy), Sr. Unsec’d. Notes, 144A	4.375		10/01/30	1,000	979,218
Sr. Unsec’d. Notes, 144A	5.875		04/30/29	800	822,254
Citigroup, Inc.,
Sr. Unsec’d. Notes	2.561	(ff)	05/01/32	1,415	1,260,593
Sr. Unsec’d. Notes	2.666	(ff)	01/29/31	1,510	1,394,739
Sr. Unsec’d. Notes	3.668	(ff)	07/24/28	490	485,361
Sr. Unsec’d. Notes	3.887	(ff)	01/10/28	670	668,041
Sub. Notes	4.450		09/29/27	840	837,862
Sub. Notes	5.827	(ff)	02/13/35	865	865,031
Sub. Notes	6.020	(ff)	01/24/36	6,708	6,748,696
Credit Agricole SA (France),
Sr. Non-Preferred Notes, 144A, MTN	5.222	(ff)	05/27/31	1,080	1,081,395
Danske Bank A/S (Denmark),
Sr. Non-Preferred Notes, 144A	4.613	(ff)	10/02/30	2,255	2,225,663
Deutsche Bank AG (Germany), Sr. Non-Preferred Notes	4.950	(ff)	08/04/31	1,230	1,213,696
Sr. Non-Preferred Notes	5.373	(ff)	01/10/29	525	528,558
Sr. Preferred Notes(a)	4.469	(ff)	12/10/31	3,215	3,134,735
Fifth Third Bancorp, Sr. Unsec’d. Notes	6.339	(ff)	07/27/29	1,310	1,346,814
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	1.542	(ff)	09/10/27	3,405	3,394,539
Sr. Unsec’d. Notes	3.814	(ff)	04/23/29	1,585	1,559,202
Sr. Unsec’d. Notes	3.850		01/26/27	475	474,024
Sr. Unsec’d. Notes	4.017	(ff)	10/31/38	1,600	1,362,686
Sr. Unsec’d. Notes	4.223	(ff)	05/01/29	125	123,723
Sr. Unsec’d. Notes	4.411	(ff)	04/23/39	600	526,407

See Notes to Financial Statements.

PGIM Core Bond Fund 33

PGIM Core Bond Fund

Schedule of Investments (continued)

as of July 31, 2026

Description	Interest Rate		Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Goldman Sachs Group, Inc. (The), (cont’d.) Sr. Unsec’d. Notes	5.094	%(ff)	04/20/34		570	$557,636
Sr. Unsec’d. Notes	5.727	(ff)	04/25/30		6,135	6,245,467
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes	5.709	(ff)	02/02/35		1,240	1,244,872
Sr. Unsec’d. Notes	6.208	(ff)	08/21/29		630	646,380
Intesa Sanpaolo SpA (Italy), Sr. Preferred Notes, Series XR, 144A, MTN	4.000		09/23/29		1,790	1,739,666
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series II, 3 Month SOFR + 2.745%	6.470	(c)	10/01/26	(oo)	2,725	2,732,038
Sr. Unsec’d. Notes	2.522	(ff)	04/22/31		1,281	1,174,425
Sr. Unsec’d. Notes	2.580	(ff)	04/22/32		2,565	2,291,743
Sr. Unsec’d. Notes	2.739	(ff)	10/15/30		7,000	6,546,061
Sr. Unsec’d. Notes	2.947	(ff)	02/24/28		215	213,083
Sr. Unsec’d. Notes	3.964	(ff)	11/15/48		355	267,215
Sr. Unsec’d. Notes	4.323	(ff)	04/26/28		165	164,663
Sr. Unsec’d. Notes	4.408	(ff)	04/23/30		3,380	3,334,918
Sr. Unsec’d. Notes	4.898	(ff)	01/22/37		250	238,394
Sr. Unsec’d. Notes	5.140	(ff)	01/24/31		5,605	5,626,215
KeyCorp,
Sr. Unsec’d. Notes	6.401	(ff)	03/06/35		3,120	3,256,474
Morgan Stanley,
Sr. Unsec’d. Notes	4.238	(ff)	01/09/30		1,200	1,179,959
Sr. Unsec’d. Notes	4.493	(ff)	01/16/32		4,785	4,645,007
Sr. Unsec’d. Notes	5.296	(ff)	04/10/37		2,695	2,617,256
Sr. Unsec’d. Notes	5.449	(ff)	07/20/29		545	550,930
Sr. Unsec’d. Notes, GMTN	2.239	(ff)	07/21/32		6,460	5,612,812
Sr. Unsec’d. Notes, GMTN	3.772	(ff)	01/24/29		760	749,502
Sr. Unsec’d. Notes, GMTN	4.431	(ff)	01/23/30		1,200	1,186,830
Sr. Unsec’d. Notes, MTN	1.928	(ff)	04/28/32		4,245	3,658,896
Sr. Unsec’d. Notes, MTN	3.591	(cc)	07/22/28		310	306,680
Sr. Unsec’d. Notes, MTN	5.831	(ff)	04/19/35		505	514,405
Sub. Notes, GMTN	4.350		09/08/26		3,800	3,798,339
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes	5.582	(ff)	06/12/29		2,655	2,694,111
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes	4.320	(ff)	09/22/29		1,035	1,021,552
Societe Generale SA (France), Gtd. Notes, 144A, MTN	5.439	(ff)	10/03/36		6,020	5,796,285
Sr. Non-Preferred Notes, 144A, MTN	5.400	(ff)	08/08/34		200	195,321
Sr. Non-Preferred Notes, 144A, MTN	6.691	(ff)	01/10/34		605	634,219
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes	4.954	(ff)	07/08/33		6,400	6,281,304
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN	5.867	(ff)	06/08/34		330	337,055
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A	3.126	(ff)	08/13/30		1,180	1,116,123
Sr. Unsec’d. Notes, 144A(a)	3.869	(ff)	01/12/29		870	860,420
Sr. Unsec’d. Notes, 144A, MTN	2.095	(ff)	02/11/32		250	218,685
Wells Fargo & Co.,
Sr. Unsec’d. Notes	5.244	(ff)	01/24/31		1,680	1,691,646
Sr. Unsec’d. Notes	5.389	(ff)	04/24/34		4,350	4,352,063
Sr. Unsec’d. Notes	6.491	(ff)	10/23/34		1,245	1,322,540
Sr. Unsec’d. Notes, MTN	2.572	(ff)	02/11/31		5,425	4,996,433
Sr. Unsec’d. Notes, MTN	5.013	(ff)	04/04/51		2,300	1,973,590
Sr. Unsec’d. Notes, MTN	5.574	(ff)	07/25/29		5,045	5,121,157

						168,155,448

See Notes to Financial Statements.

PGIM Core Bond Fund

Schedule of Investments (continued)

as of July 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Beverages 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	4.700%	02/01/36	150	$142,526
Gtd. Notes	4.900	02/01/46	1,551	1,356,320
Constellation Brands, Inc.,
Gtd. Notes	4.650	11/15/28	450	449,043
Sr. Unsec’d. Notes	2.250	08/01/31	1,030	901,067
Diageo Capital PLC (United Kingdom),
Gtd. Notes	2.125	04/29/32	1,665	1,422,510

				4,271,466

Biotechnology 0.0%
Amgen, Inc.,
Sr. Unsec’d. Notes	5.150	11/15/41	910	842,562

Building Materials 0.3%
CRH SMW Finance DAC,
Gtd. Notes	5.125	01/09/30	2,650	2,666,185
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes	2.400	07/15/31	715	629,270
Sr. Unsec’d. Notes	5.150	12/01/34	2,510	2,457,596
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	3.375	01/15/31	800	719,012

				6,472,063

Chemicals 0.2%
DuPont de Nemours, Inc., Sr. Unsec’d. Notes, 144A	4.725	11/15/28	1,292	1,288,814
Nutrien Ltd. (Canada), Sr. Unsec’d. Notes	5.350	05/29/36	350	341,623
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A	6.100	04/30/30	1,485	1,498,707
Sr. Unsec’d. Notes, 144A	6.750	05/02/34	1,858	1,904,636
Qnity Electronics, Inc.,
Gtd. Notes, 144A	6.250	08/15/33	80	80,406
Sr. Sec’d. Notes, 144A	5.750	08/15/32	130	129,257
Sasol Financing USA LLC (South Africa), Gtd. Notes	6.500	09/27/28	400	403,256

				5,646,699

Commercial Services 0.3%
Carrix, Inc., Sr. Sec’d. Notes, 144A	6.125	08/01/33	765	761,622
Experian Finance PLC, Gtd. Notes, 144A	2.750	03/08/30	1,735	1,606,148
Freeport Terminal Malta PLC (Malta), Gov’t. Gtd. Notes	7.250	05/15/28	1,000	1,025,949
Herc Holdings, Inc., Gtd. Notes, 144A(a)	6.625	06/15/29	1,100	1,119,759
Massachusetts Institute of Technology, Unsec’d. Notes	3.885	07/01/2116	700	453,923
President & Fellows of Harvard College, Unsec’d. Notes	3.300	07/15/56	160	103,426
Trustees of Boston College, Unsec’d. Notes	3.129	07/01/52	637	415,822

See Notes to Financial Statements.

PGIM Core Bond Fund 35

PGIM Core Bond Fund

Schedule of Investments (continued)

as of July 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Commercial Services (cont’d.)
University of Notre Dame du Lac, Unsec’d. Notes, Series 2017	3.394%	02/15/48	365	$260,380
Verisk Analytics, Inc., Sr. Unsec’d. Notes	4.125	03/15/29	1,185	1,165,851

				6,912,880

Computers 0.3%
Accenture Capital, Inc., Gtd. Notes	4.500	10/04/34	1,865	1,749,585
Booz Allen Hamilton, Inc., Gtd. Notes(a)	5.950	08/04/33	2,320	2,309,386
Leidos, Inc., Gtd. Notes	5.000	03/15/36	1,480	1,399,112
NCR Atleos Corp., Sr. Sec’d. Notes, 144A	9.500	04/01/29	2,000	2,123,310

				7,581,393

Diversified Financial Services 0.8%
Cantor Fitzgerald LP, Sr. Unsec’d. Notes, 144A	7.200	12/12/28	1,155	1,194,594
Cboe Global Markets, Inc., Sr. Unsec’d. Notes	1.625	12/15/30	2,900	2,508,208
Charles Schwab Corp. (The), Sr. Unsec’d. Notes(a)	1.650	03/11/31	2,970	2,573,770
Jefferies Financial Group, Inc., Sr. Unsec’d. Notes	2.625	10/15/31	95	82,268
Sr. Unsec’d. Notes	5.125	04/28/31	4,750	4,650,871
Sr. Unsec’d. Notes	5.875	07/21/28	1,210	1,231,945
LPL Holdings, Inc., Gtd. Notes	5.700	05/20/27	1,295	1,302,677
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes	2.608	07/14/31	565	499,327
Sr. Unsec’d. Notes	6.070	07/12/28	3,905	3,991,114
OneMain Finance Corp., Gtd. Notes	3.875	09/15/28	1,175	1,135,482
Rocket Cos., Inc., Gtd. Notes, 144A	6.125	08/01/30	1,325	1,335,541

				20,505,797

Electric 2.0%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates), Sr. Unsec’d. Notes, 144A, MTN(a)	2.000	04/29/28	515	489,688
AEP Transmission Co. LLC, Sr. Unsec’d. Notes	4.250	09/15/48	830	645,415
Alfa Desarrollo SpA (Chile), Sr. Sec’d. Notes, 144A	4.550	09/27/51	647	504,173
Ameren Illinois Co., First Mortgage	3.700	12/01/47	625	450,942
Arizona Public Service Co., Sr. Unsec’d. Notes	2.200	12/15/31	2,875	2,481,020
Sr. Unsec’d. Notes	3.350	05/15/50	485	312,453
CenterPoint Energy Houston Electric LLC, General Ref. Mortgage, Series Z	2.400	09/01/26	190	189,690
Cleco Corporate Holdings LLC, Sr. Unsec’d. Notes	3.375	09/15/29	305	286,745

See Notes to Financial Statements.

PGIM Core Bond Fund

Schedule of Investments (continued)

as of July 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
Comision Federal de Electricidad (Mexico), Gtd. Notes, 144A(a)	4.688%	05/15/29	1,600	$1,562,400
Sr. Unsec’d. Notes, 144A	6.045	01/28/34	3,995	3,853,417
Commonwealth Edison Co., First Mortgage	3.700	03/01/45	40	29,542
First Mortgage	4.000	03/01/48	115	86,110
First Mortgage, Series 123	3.750	08/15/47	775	559,393
First Mortgage, Series 130	3.125	03/15/51	95	59,328
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes, Series 2017	3.875	06/15/47	805	588,388
Sr. Unsec’d. Notes, Series C	4.300	12/01/56	40	29,737
Delmarva Power & Light Co., First Mortgage	4.150	05/15/45	60	47,227
Dominion Energy, Inc., Sr. Unsec’d. Notes, Series D	2.850	08/15/26	55	54,970
DTE Electric Co., General Ref. Mortgage, Series A	4.050	05/15/48	370	281,638
DTE Energy Co., Sr. Unsec’d. Notes	2.850	10/01/26	350	349,107
Duke Energy Corp., Sr. Unsec’d. Notes	2.650	09/01/26	145	144,813
Sr. Unsec’d. Notes	3.950	08/15/47	185	134,661
Duke Energy Florida LLC, First Mortgage	3.400	10/01/46	185	128,120
First Mortgage	4.200	07/15/48	205	157,619
Duke Energy Indiana LLC, First Mortgage	2.750	04/01/50	1,825	1,067,956
Duke Energy Progress LLC, First Mortgage	3.700	10/15/46	75	54,242
ENEL Finance International NV (Italy), Gtd. Notes, 144A	3.500	04/06/28	475	465,033
Entergy Arkansas LLC, First Mortgage	2.650	06/15/51	2,220	1,245,611
Entergy Louisiana LLC, Collateral Trust Bond	4.000	03/15/33	170	158,419
Entergy Texas, Inc., First Mortgage	4.500	03/30/39	1,000	885,177
Eversource Energy, Sr. Unsec’d. Notes, Series M	3.300	01/15/28	335	328,400
FirstEnergy Pennsylvania Electric Co., Sr. Unsec’d. Notes, 144A	3.600	06/01/29	1,435	1,387,378
Sr. Unsec’d. Notes, 144A	5.200	04/01/28	865	871,715
Fortis, Inc. (Canada), Sr. Unsec’d. Notes	3.055	10/04/26	217	216,451
Georgia Power Co., Sr. Unsec’d. Notes, Series B	2.650	09/15/29	1,005	944,930
IPALCO Enterprises, Inc., Sr. Sec’d. Notes	4.250	05/01/30	240	232,514
Israel Electric Corp. Ltd. (Israel), Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28	235	229,741
MidAmerican Energy Co., First Mortgage	3.950	08/01/47	225	168,377
First Mortgage	4.250	07/15/49	350	271,172
Narragansett Electric Co. (The), Sr. Unsec’d. Notes, 144A	3.395	04/09/30	915	868,040
NextEra Energy Capital Holdings, Inc., Gtd. Notes	4.900	02/28/28	3,870	3,886,530
NRG Energy, Inc., Sr. Sec’d. Notes, 144A	2.700	12/02/27	1,215	1,179,740

See Notes to Financial Statements.

PGIM Core Bond Fund 37

PGIM Core Bond Fund

Schedule of Investments (continued)

as of July 31, 2026

Description	Interest Rate		Maturity Date		Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
NSTAR Electric Co., Sr. Unsec’d. Notes	5.400%		06/01/34		1,130	$1,133,020
Ohio Power Co., Sr. Unsec’d. Notes	4.150		04/01/48		250	187,602
Pacific Gas & Electric Co., First Mortgage	4.500		07/01/40		3,000	2,522,005
First Mortgage	4.950		07/01/50		1,460	1,177,496
PacifiCorp, First Mortgage	2.700		09/15/30		890	810,314
PECO Energy Co., First Mortgage	3.000		09/15/49		180	111,371
First Mortgage	3.050		03/15/51		1,540	947,634
PPL Electric Utilities Corp., First Mortgage	3.000		10/01/49		235	147,083
Public Service Co. of Colorado, First Mortgage	4.100		06/15/48		235	179,527
First Mortgage, Series 34	3.200		03/01/50		720	459,993
Public Service Electric & Gas Co., First Mortgage, MTN(a)	2.250		09/15/26		370	369,116
First Mortgage, MTN	2.700		05/01/50		390	228,429
First Mortgage, MTN	3.200		05/15/29		1,265	1,219,431
First Mortgage, MTN	3.600		12/01/47		95	67,277
First Mortgage, MTN	3.700		05/01/28		590	582,537
Sec’d. Notes, MTN	4.650		03/15/33		2,105	2,055,368
Public Service Enterprise Group, Inc., Sr. Unsec’d. Notes	1.600		08/15/30		1,155	1,010,618
San Diego Gas & Electric Co., First Mortgage	4.150		05/15/48		420	318,761
Southern California Edison Co., First Mortgage	3.650		02/01/50		290	191,820
Southwestern Electric Power Co., Sr. Unsec’d. Notes, Series K	2.750		10/01/26		675	673,407
Southwestern Public Service Co., First Mortgage	3.700		08/15/47		355	255,087
SP PowerAssets Ltd. (Singapore), Sr. Unsec’d. Notes, 144A, MTN(a)	3.000		09/26/27		465	456,667
Tucson Electric Power Co., Sr. Unsec’d. Notes(a)	4.000		06/15/50		1,315	966,131
Virginia Electric & Power Co., Sr. Unsec’d. Notes, Series A	3.500		03/15/27		185	184,024
Sr. Unsec’d. Notes, Series A	3.800		04/01/28		290	286,262
Vistra Corp., Jr. Sub. Notes, 144A	8.000	(ff)	10/15/26	(oo)	1,075	1,077,979
Vistra Operations Co. LLC, Gtd. Notes, 144A	5.000		07/31/27		3,000	3,000,334
Wisconsin Power & Light Co., Sr. Unsec’d. Notes	3.050		10/15/27		535	525,680
Xcel Energy, Inc., Sr. Unsec’d. Notes	3.350		12/01/26		510	508,127

						49,541,122

Electrical Components & Equipment 0.0%
WESCO Distribution, Inc., Gtd. Notes, 144A	5.250		04/15/31		200	196,781
Gtd. Notes, 144A	5.500		04/15/34		220	214,208

						410,989

See Notes to Financial Statements.

PGIM Core Bond Fund

Schedule of Investments (continued)

as of July 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Engineering & Construction 0.2%
AECOM,
Gtd. Notes, 144A	6.000%	08/01/33	225	$223,765
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A	3.875	04/30/28	1,018	990,565
Sr. Sec’d. Notes, 144A	4.250	10/31/26	1,972	1,964,576
Sr. Sec’d. Notes, 144A	5.500	07/31/47	1,800	1,512,810

				4,691,716

Entertainment 0.1%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A	4.625	10/15/29	1,100	1,046,817
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A	4.875	05/01/29	1,150	1,116,520

				2,163,337

Foods 0.3%
Campbell’s Co. (The),
Sr. Unsec’d. Notes(a)	2.375	04/24/30	1,935	1,747,515
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings,
Sr. Unsec’d. Notes	5.750	04/01/33	1,900	1,927,390
Sr. Unsec’d. Notes, 144A	6.400	05/10/57	2,790	2,642,010
Kroger Co. (The),
Sr. Unsec’d. Notes	3.875	10/15/46	65	47,324

				6,364,239

Gas 0.1%
Atmos Energy Corp.,
Sr. Unsec’d. Notes	3.375	09/15/49	1,200	803,282
NiSource, Inc.,
Sr. Unsec’d. Notes	1.700	02/15/31	785	680,078
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes	3.500	06/01/29	440	425,351

				1,908,711

Healthcare-Products 0.0%
Medline Borrower LP,
Sr. Sec’d. Notes, 144A	3.875	04/01/29	1,175	1,137,512

Healthcare-Services 1.1%
Aetna, Inc.,
Sr. Unsec’d. Notes	4.500	05/15/42	1,000	832,073
Sr. Unsec’d. Notes	6.750	12/15/37	170	181,331
AHS Hospital Corp.,
Unsec’d. Notes	5.024	07/01/45	200	179,760
Ascension Health,
Sr. Unsec’d. Notes, Series B	3.106	11/15/39	265	203,171
Cigna Group (The),
Gtd. Notes	3.400	03/01/27	325	323,144
Gtd. Notes	4.375	10/15/28	1,100	1,092,577
Sr. Unsec’d. Notes	2.375	03/15/31	3,336	2,981,271
Sr. Unsec’d. Notes	2.400	03/15/30	1,681	1,542,703
CommonSpirit Health,
Sr. Sec’d. Notes	5.318	12/01/34	4,510	4,433,642
Kaiser Foundation Hospitals,
Unsec’d. Notes, Series 2021	2.810	06/01/41	2,410	1,724,144

See Notes to Financial Statements.

PGIM Core Bond Fund 39

PGIM Core Bond Fund

Schedule of Investments (continued)

as of July 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)
Laboratory Corp. of America Holdings,
Gtd. Notes	2.950%	12/01/29	595	$560,811
Gtd. Notes(a)	4.800	10/01/34	4,810	4,611,195
MyMichigan Health,
Sec’d. Notes, Series 2020	3.409	06/01/50	740	497,946
OhioHealth Corp.,
Unsec’d. Notes, Series 2020	3.042	11/15/50	795	520,342
Piedmont Healthcare, Inc.,
Sec’d. Notes, Series 2032	2.044	01/01/32	2,670	2,284,688
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes, Series 19A	2.532	10/01/29	420	391,097
Unsec’d. Notes, Series H	2.746	10/01/26	40	39,877
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes	2.950	06/30/30	1,910	1,777,734
Stanford Health Care,
Unsec’d. Notes, Series 2018	3.795	11/15/48	450	332,272
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	3.050	05/15/41	1,150	841,613
Sr. Unsec’d. Notes	4.500	04/15/33	500	480,861
Sr. Unsec’d. Notes	4.750	05/15/52	665	546,492
Sr. Unsec’d. Notes	5.500	04/15/64	865	768,430
Sr. Unsec’d. Notes	5.750	07/15/64	670	619,696

				27,766,870

Holding Companies-Diversified 0.1%
Clue Opco LLC,
Sr. Sec’d. Notes, 144A	9.500	10/15/31	1,965	1,929,572

Home Builders 0.0%
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A	4.625	03/01/30	1,150	1,098,664

Housewares 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes, 144A	8.500	06/01/28	1,075	1,122,348

Insurance 0.7%
Arthur J Gallagher & Co.,
Sr. Unsec’d. Notes	5.000	02/15/32	1,680	1,665,666
Berkshire Hathaway Finance Corp.,
Gtd. Notes	2.850	10/15/50	1,175	706,072
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes	6.000	12/07/33	5,900	6,057,334
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	3.950	05/15/60	185	122,942
Gtd. Notes, 144A	3.951	10/15/50	450	318,812
Lincoln National Corp.,
Sr. Unsec’d. Notes	6.300	10/09/37	115	118,265
Markel Group, Inc.,
Sr. Unsec’d. Notes	3.350	09/17/29	1,625	1,551,993
Sr. Unsec’d. Notes	5.000	04/05/46	217	186,449
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes	4.650	03/15/30	6,335	6,292,490
Principal Financial Group, Inc.,
Gtd. Notes	3.100	11/15/26	105	104,627
Gtd. Notes	4.350	05/15/43	20	16,325

See Notes to Financial Statements.

PGIM Core Bond Fund

Schedule of Investments (continued)

as of July 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Insurance (cont’d.)
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A	4.900%	09/15/44	65	$55,233
Unum Group,
Sr. Unsec’d. Notes	6.000	06/15/54	505	472,063
W.R. Berkley Corp.,
Sr. Unsec’d. Notes	4.000	05/12/50	545	400,712

				18,068,983

Internet 1.2%
Alphabet, Inc.,
Sr. Unsec’d. Notes	4.400	02/15/33	525	503,382
Sr. Unsec’d. Notes	4.700	11/15/35	705	671,336
Amazon.com, Inc.,
Sr. Unsec’d. Notes	4.550	03/13/33	2,275	2,195,357
Sr. Unsec’d. Notes(a)	4.875	03/13/36	1,868	1,784,043
Sr. Unsec’d. Notes	6.000	07/09/46	2,020	1,964,602
Sr. Unsec’d. Notes	6.100	07/09/56	2,050	1,966,490
Sr. Unsec’d. Notes	6.250	07/09/66	2,325	2,226,439
Beignet Investor LLC,
Sr. Sec’d. Notes, 144A	6.581	05/30/49	4,721	4,565,364
Meta Platforms, Inc.,
Sr. Unsec’d. Notes	4.600	11/15/32	135	129,967
Sr. Unsec’d. Notes	4.875	05/15/33	740	717,889
Sr. Unsec’d. Notes	5.250	05/15/36	763	731,518
Sr. Unsec’d. Notes	6.200	05/15/46	2,410	2,264,784
Sr. Unsec’d. Notes	6.300	05/15/56	585	536,606
Sr. Unsec’d. Notes	6.450	05/15/66	1,730	1,583,650
Netflix, Inc.,
Sr. Unsec’d. Notes	5.250	08/15/36	3,445	3,395,510
Sopaipilla Investor LLC,
Sr. Sec’d. Notes, 144A	7.534	11/30/48	3,705	3,841,542

				29,078,479

Iron/Steel 0.3%
Champion Iron Canada, Inc. (Canada),
Gtd. Notes, 144A	7.875	07/15/32	635	650,875
Mineral Resources Ltd. (Australia),
Sr. Unsec’d. Notes, 144A	6.000	05/01/32	400	392,032
Sr. Unsec’d. Notes, 144A	6.250	05/01/34	245	238,262
Sr. Unsec’d. Notes, 144A	9.250	10/01/28	143	147,027
Steel Dynamics, Inc.,
Sr. Unsec’d. Notes	3.450	04/15/30	5,710	5,418,995

				6,847,191

Lodging 0.3%
Hyatt Hotels Corp.,
Sr. Unsec’d. Notes	5.250	06/30/29	1,460	1,471,024
Sr. Unsec’d. Notes	5.750	01/30/27	730	732,994
Sr. Unsec’d. Notes	5.750	04/23/30	3,290	3,350,079
Marriott International, Inc.,
Sr. Unsec’d. Notes	4.900	04/15/29	510	511,545
MGM Resorts International,
Gtd. Notes	6.125	09/15/29	1,100	1,106,981

				7,172,623

See Notes to Financial Statements.

PGIM Core Bond Fund 41

PGIM Core Bond Fund

Schedule of Investments (continued)

as of July 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Media 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	2.300%	02/01/32	190	$157,943
Sr. Sec’d. Notes	3.500	03/01/42	440	291,740
Sr. Sec’d. Notes	5.050	03/30/29	2,160	2,136,512
Sr. Sec’d. Notes	5.375	05/01/47	530	401,174
Sr. Sec’d. Notes	6.484	10/23/45	275	238,368
Sr. Sec’d. Notes	6.550	06/01/34	180	177,932
Cox Communications, Inc.,
Gtd. Notes, 144A	5.450	09/01/34	2,750	2,547,870
Sr. Unsec’d. Notes, 144A	2.600	06/15/31	3,535	3,071,031
Sr. Unsec’d. Notes, 144A	3.500	08/15/27	2,000	1,974,998
News Corp.,
Gtd. Notes, 144A	5.125	02/15/32	1,520	1,462,277
Space Exploration Technologies Corp.,
Sr. Unsec’d. Notes, 144A	5.350	07/15/31	3,570	3,475,721
Time Warner Cable LLC,
Sr. Sec’d. Notes	5.500	09/01/41	2,180	1,800,445

				17,736,011

Metal Fabricate/Hardware 0.0%
Advanced Drainage Systems, Inc.,
Gtd. Notes, 144A	5.375	03/01/34	345	334,580

Mining 0.6%
Barrick North America Finance LLC (Canada),
Gtd. Notes	5.750	05/01/43	190	184,148
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes	5.250	09/08/33	4,245	4,256,312
Gtd. Notes	5.300	02/21/35	430	428,962
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, 144A, MTN	4.763	04/14/27	225	224,156
Newmont Corp./Newcrest Finance Pty Ltd.,
Gtd. Notes	5.350	03/15/34	6,205	6,233,398
Rio Tinto Finance USA PLC (Australia),
Gtd. Notes	5.250	03/14/35	320	318,679
Yamana Gold, Inc. (Canada),
Gtd. Notes	2.630	08/15/31	3,120	2,733,150

				14,378,805

Multi-National 0.1%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes	5.000	01/24/29	1,290	1,301,920

Office/Business Equipment 0.2%
CDW LLC/CDW Finance Corp.,
Gtd. Notes	2.670	12/01/26	3,145	3,124,579
Gtd. Notes	5.100	03/01/30	765	757,173

				3,881,752

Oil & Gas 1.7%
Aker BP ASA (Norway),
Gtd. Notes, 144A	3.100	07/15/31	770	697,009
Sr. Unsec’d. Notes, 144A	3.750	01/15/30	3,695	3,543,213
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes	5.000	12/15/29	1,955	1,964,523
Sr. Unsec’d. Notes	6.250	03/15/38	175	181,276

See Notes to Financial Statements.

PGIM Core Bond Fund

Schedule of Investments (continued)

as of July 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	3.750%	02/15/52	1,520	$1,043,129
Sr. Unsec’d. Notes	5.400	06/15/47	229	202,955
Sr. Unsec’d. Notes	6.750	11/15/39	4,115	4,433,505
Continental Resources, Inc.,
Gtd. Notes, 144A	2.268	11/15/26	330	327,636
Diamondback Energy, Inc.,
Gtd. Notes	6.250	03/15/33	6,065	6,359,222
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes	8.625	01/19/29	2,105	2,221,827
Equinor ASA (Norway),
Gtd. Notes	2.375	05/22/30	1,110	1,016,973
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	6.000	02/01/31	1,150	1,121,342
Korea National Oil Corp. (South Korea),
Sr. Unsec’d. Notes, 144A	4.875	04/03/28	530	531,245
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes	3.800	04/01/28	380	374,732
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	7.500	05/01/31	100	109,504
Sr. Unsec’d. Notes	7.875	09/15/31	250	278,963
Petroleos Mexicanos (Mexico),
Gtd. Notes	5.950	01/28/31	177	173,646
Gtd. Notes	6.625	06/15/38	46	42,136
Gtd. Notes	6.700	02/16/32	2,200	2,196,260
Gtd. Notes, MTN	6.750	09/21/47	1,113	913,161
Phillips 66 Co.,
Gtd. Notes	3.150	12/15/29	5,000	4,743,584
Gtd. Notes	3.550	10/01/26	310	309,565
QatarEnergy (Qatar),
Sr. Unsec’d. Notes, 144A	1.375	09/12/26	500	498,210
Sr. Unsec’d. Notes, 144A	2.250	07/12/31	1,090	955,527
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A	6.875	09/19/33	1,010	1,077,331
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes, 144A	7.000	09/15/28	1,075	1,093,615
Var Energi ASA (Norway),
Sr. Unsec’d. Notes, 144A	5.875	05/22/30	4,461	4,550,578

				40,960,667

Packaging & Containers 0.0%
Ball Corp.,
Gtd. Notes	5.500	09/15/33	735	730,705

Pharmaceuticals 0.5%
AbbVie, Inc.,
Sr. Unsec’d. Notes	4.050	11/21/39	285	243,575
Sr. Unsec’d. Notes	4.550	03/15/35	360	341,736
Sr. Unsec’d. Notes	4.700	05/14/45	1,170	1,001,851
Sr. Unsec’d. Notes	4.750	03/15/45	1,008	868,339
CVS Health Corp.,
Sr. Unsec’d. Notes	1.750	08/21/30	3,215	2,834,210
Sr. Unsec’d. Notes	5.125	07/20/45	465	404,240
Sr. Unsec’d. Notes	5.300	12/05/43	155	139,027
Eli Lilly & Co.,
Sr. Unsec’d. Notes	5.000	02/09/54	1,455	1,272,006
Johnson & Johnson,
Sr. Unsec’d. Notes(h)	3.625	03/03/37	3,205	2,817,234

See Notes to Financial Statements.

PGIM Core Bond Fund 43

PGIM Core Bond Fund

Schedule of Investments (continued)

as of July 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)
Mylan, Inc.,
Gtd. Notes	5.200%	04/15/48	625	$500,644
Gtd. Notes	5.400	11/29/43	860	730,566
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes	3.200	09/23/26	28	27,942
Utah Acquisition Sub, Inc.,
Gtd. Notes	5.250	06/15/46	730	593,588
Viatris, Inc.,
Gtd. Notes	3.850	06/22/40	920	703,586

				12,478,544

Pipelines 1.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A	5.750	07/01/34	400	391,554
Boardwalk Pipelines LP,
Gtd. Notes(a)	3.400	02/15/31	1,300	1,205,129
Colonial Enterprises, Inc.,
Gtd. Notes, 144A	3.250	05/15/30	1,730	1,608,701
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp.,
Gtd. Notes, 144A	4.150	08/15/26	555	554,780
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A	5.927	08/15/30	935	965,092
Energy Transfer LP,
Sr. Unsec’d. Notes	4.950	06/15/28	430	431,512
Sr. Unsec’d. Notes	5.000	05/15/50	565	457,371
Sr. Unsec’d. Notes	5.400	10/01/47	1,800	1,568,770
Sr. Unsec’d. Notes	6.250	04/15/49	910	875,212
Sr. Unsec’d. Notes	6.400	12/01/30	110	115,431
Sr. Unsec’d. Notes	6.550	12/01/33	2,285	2,433,617
Enterprise Products Operating LLC,
Gtd. Notes	3.700	01/31/51	445	311,889
Gtd. Notes	4.200	01/31/50	555	426,684
Green Palm Bidco Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A, MTN	6.462	06/30/46	1,950	1,896,434
Greensaif Pipelines Bidco Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A	6.510	02/23/42	725	736,201
MPLX LP,
Sr. Unsec’d. Notes	2.650	08/15/30	4,920	4,499,044
Sr. Unsec’d. Notes	4.500	04/15/38	270	238,995
Sr. Unsec’d. Notes	5.200	03/01/47	5	4,314
Sr. Unsec’d. Notes	5.500	06/01/34	3,340	3,327,121
Sr. Unsec’d. Notes	5.500	02/15/49	210	185,680
ONEOK Partners LP,
Gtd. Notes	6.125	02/01/41	300	300,649
ONEOK, Inc.,
Gtd. Notes	3.100	03/15/30	2,415	2,262,343
Gtd. Notes	4.200	03/15/45	275	206,124
Gtd. Notes	6.050	09/01/33	2,510	2,588,057
Gtd. Notes(a)	6.250	10/15/55	2,085	1,993,587
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes	3.550	12/15/29	350	335,660
Spectra Energy Partners LP,
Gtd. Notes	3.375	10/15/26	140	139,660
Targa Resources Corp.,
Gtd. Notes	4.350	04/15/31	105	101,694
Gtd. Notes	4.900	09/15/30	330	328,375
Gtd. Notes	5.500	02/15/35	1,192	1,180,138
Gtd. Notes	6.125	03/15/33	1,240	1,287,830

See Notes to Financial Statements.

PGIM Core Bond Fund

Schedule of Investments (continued)

as of July 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)
Targa Resources Corp., (cont’d.)
Gtd. Notes	6.250%	07/01/52	1,305	$1,269,747
Gtd. Notes	6.500	03/30/34	930	984,982
Texas Eastern Transmission LP,
Sr. Unsec’d. Notes, 144A	3.500	01/15/28	300	294,426
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes	3.950	05/15/50	625	456,940
Sr. Unsec’d. Notes	4.600	03/15/48	500	404,447
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	4.125	08/15/31	1,200	1,112,993
Venture Global Plaquemines LNG LLC,
Sr. Sec’d. Notes, 144A	6.500	01/15/34	700	722,520
Sr. Sec’d. Notes, 144A	6.750	01/15/36	700	732,865
Sr. Sec’d. Notes, 144A	7.750	05/01/35	1,000	1,107,080
Western Midstream Operating LP,
Sr. Unsec’d. Notes	5.300	03/01/48	320	267,503
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	5.150	03/15/34	90	88,313
Sr. Unsec’d. Notes	5.400	03/04/44	400	363,945
Sr. Unsec’d. Notes	5.600	03/15/35	3,765	3,770,048

				44,533,457

Real Estate 0.2%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A	4.125	02/01/29	4,190	4,110,087

Real Estate Investment Trusts (REITs) 1.2%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes	2.000	05/18/32	1,645	1,371,828
Gtd. Notes	4.750	04/15/35	425	395,668
American Tower Corp.,
Sr. Unsec’d. Notes	2.900	01/15/30	1,040	971,299
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	4.050	07/01/30	3,665	3,537,038
Sr. Unsec’d. Notes	5.500	02/15/34	895	895,498
COPT Defense Properties LP,
Gtd. Notes	2.900	12/01/33	1,400	1,176,606
CubeSmart LP,
Gtd. Notes	2.250	12/15/28	3,360	3,173,324
Healthpeak OP LLC,
Gtd. Notes	2.875	01/15/31	630	574,485
Invitation Homes Operating Partnership LP,
Gtd. Notes	4.875	02/01/35	4,715	4,492,501
Prologis LP,
Sr. Unsec’d. Notes	1.750	02/01/31	2,660	2,319,816
Realty Income Corp.,
Sr. Unsec’d. Notes	1.800	03/15/33	325	264,840
Sr. Unsec’d. Notes	3.250	01/15/31	985	918,407
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A	5.750	03/15/34	495	484,831
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes, 144A	5.875	08/15/29	895	897,578
Sun Communities Operating LP,
Gtd. Notes	2.300	11/01/28	1,095	1,037,545
Gtd. Notes	2.700	07/15/31	2,228	1,983,864

See Notes to Financial Statements.

PGIM Core Bond Fund 45

PGIM Core Bond Fund

Schedule of Investments (continued)

as of July 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	5.750%	02/01/27	4,680	$4,690,393
Welltower OP LLC,
Gtd. Notes	2.700	02/15/27	775	768,376

				29,953,897

Retail 0.2%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A	4.000	10/15/30	1,200	1,128,564
Alimentation Couche-Tard, Inc. (Canada),
Gtd. Notes, 144A	3.550	07/26/27	940	931,589
AutoZone, Inc.,
Sr. Unsec’d. Notes(a)	1.650	01/15/31	620	536,862
Ferguson Enterprises, Inc.,
Gtd. Notes	5.000	10/03/34	1,805	1,752,810
Gap, Inc. (The),
Gtd. Notes, 144A	3.875	10/01/31	1,250	1,133,310
QXO Building Products, Inc.,
Gtd. Notes, 144A	6.500	07/15/31	235	235,885

				5,719,020

Semiconductors 0.4%
Broadcom, Inc.,
Sr. Unsec’d. Notes	3.137	11/15/35	287	233,100
Sr. Unsec’d. Notes	3.187	11/15/36	1,000	796,403
Sr. Unsec’d. Notes	3.419	04/15/33	4,847	4,282,140
Sr. Unsec’d. Notes	4.900	07/15/32	2,600	2,541,129
NVIDIA Corp.,
Sr. Unsec’d. Notes(a)	4.950	06/15/36	640	611,492

				8,464,264

Shipbuilding 0.2%
Huntington Ingalls Industries, Inc.,
Gtd. Notes	4.200	05/01/30	5,328	5,172,652

Software 0.4%
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes	4.800	03/10/31	2,705	2,655,370
Oracle Corp.,
Sr. Unsec’d. Notes	3.800	11/15/37	465	350,697
Sr. Unsec’d. Notes	6.550	02/04/46	630	559,083
Sr. Unsec’d. Notes(a)	6.700	02/04/56	555	489,902
Sr. Unsec’d. Notes	6.850	02/04/66	790	694,203
Salesforce, Inc.,
Sr. Unsec’d. Notes	6.550	03/15/56	695	663,718
Sr. Unsec’d. Notes	6.700	03/15/66	580	555,322
SS&C Technologies, Inc.,
Gtd. Notes, 144A	5.500	09/30/27	1,325	1,324,510
Workday, Inc.,
Sr. Unsec’d. Notes(a)	3.800	04/01/32	2,435	2,255,537

				9,548,342

Telecommunications 1.4%
AT&T, Inc.,
Sr. Unsec’d. Notes	2.250	02/01/32	6,900	5,924,046

See Notes to Financial Statements.

PGIM Core Bond Fund

Schedule of Investments (continued)

as of July 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
AT&T, Inc., (cont’d.)
Sr. Unsec’d. Notes	3.500%	09/15/53	1,734	$1,047,377
Sr. Unsec’d. Notes	3.650	09/15/59	1,717	1,018,788
Sr. Unsec’d. Notes	3.800	12/01/57	1,128	697,557
Sr. Unsec’d. Notes	4.500	05/15/35	205	188,139
Black Pearl Compute LLC,
Sr. Sec’d. Notes, 144A	6.125	02/15/31	1,250	1,247,711
HUT 8 DC LLC,
Sr. Sec’d. Notes, 144A	6.192	11/15/42	525	509,531
Meridian Arc Holdco LLC,
Sr. Sec’d. Notes, 144A	6.250	04/30/31	1,395	1,340,951
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes	5.400	04/15/34	2,020	2,003,281
Rogers Communications, Inc. (Canada),
Gtd. Notes	5.300	02/15/34	3,365	3,261,411
SV RNO Property Owner 1 LLC,
Sr. Sec’d. Notes, 144A	5.875	03/01/31	1,040	967,009
T-Mobile USA, Inc.,
Gtd. Notes	2.550	02/15/31	1,635	1,466,991
Gtd. Notes	3.000	02/15/41	640	450,675
Gtd. Notes	3.750	04/15/27	970	964,992
Gtd. Notes	3.875	04/15/30	4,780	4,592,359
Gtd. Notes	4.375	04/15/40	380	320,577
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	2.355	03/15/32	6,135	5,311,951
Sr. Unsec’d. Notes(a)	2.550	03/21/31	2,729	2,453,380
Sr. Unsec’d. Notes	5.401	07/02/37	147	142,182

				33,908,908

Transportation 0.2%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes	3.300	09/15/51	875	569,752
Canadian Pacific Railway Co. (Canada),
Gtd. Notes	3.500	05/01/50	920	623,989
Norfolk Southern Corp.,
Sr. Unsec’d. Notes	3.050	05/15/50	665	412,674
Star Leasing Co. LLC,
Sec’d. Notes, 144A	7.625	02/15/30	2,200	2,141,975

				3,748,390

Water 0.0%
American Water Capital Corp.,
Sr. Unsec’d. Notes(a)	4.000	12/01/46	145	110,115

TOTAL CORPORATE BONDS (cost $705,797,425)				673,624,013

MUNICIPAL BONDS 0.4%

Alabama 0.0%
Alabama Economic Settlement Authority,
Taxable, Revenue Bonds, Series B	4.263	09/15/32	40	39,241

California 0.0%
City of Los Angeles Department of Airports,
Taxable, Revenue Bonds, BABs	6.582	05/15/39	230	241,059

See Notes to Financial Statements.

PGIM Core Bond Fund 47

PGIM Core Bond Fund

Schedule of Investments (continued)

as of July 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

California (cont’d.)
University of California,
Taxable, Revenue Bonds, Series AP	3.931%	05/15/45	30	$27,108
Taxable, Revenue Bonds, Series J	4.131	05/15/45	30	26,435

				294,602

Maryland 0.1%
Maryland Economic Development Corp.,
Taxable, Revenue Bonds	5.433	05/31/56	1,445	1,348,005

New Jersey 0.0%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series A	7.102	01/01/41	250	278,526

New York 0.1%
City of New York,
Taxable, General Obligation Unlimited, Series D-1	5.094	10/01/49	725	649,142
Taxable, General Obligation Unlimited, Series D-1	5.114	10/01/54	1,155	1,016,438
Port Authority of New York & New Jersey,
Revenue Bonds	5.072	07/15/53	1,240	1,122,704

				2,788,284

Pennsylvania 0.0%
Pennsylvania State University (The),
Taxable, Revenue Bonds, Series D	2.840	09/01/50	745	481,527
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs	6.105	12/01/39	70	71,266
Revenue Bonds, BABs, Series B	5.511	12/01/45	150	144,276

				697,069

Texas 0.1%
Grand Parkway Transportation Corp.,
Taxable, Revenue Bonds, Series E	5.184	10/01/42	775	752,240
Permanent University Fund - University of Texas System,
Taxable, Revenue Bonds, Series A	3.376	07/01/47	555	400,419
Texas Private Activity Bond Surface Transportation Corp.,
Taxable, Revenue Bonds, Series B	3.922	12/31/49	340	261,109

				1,413,768

Virginia 0.1%
University of Virginia,
Taxable, Revenue Bonds	2.256	09/01/50	3,850	2,108,724
Taxable, Revenue Bonds, Series C	4.179	09/01/2117	130	90,669

				2,199,393

TOTAL MUNICIPAL BONDS (cost $10,708,682)				9,058,888

RESIDENTIAL MORTGAGE-BACKED SECURITIES 2.7%
Alternative Loan Trust, Series 2003-J03, Class 2A1	6.250	12/25/33	1	1,417
Angel Oak Mortgage Trust,
Series 2025-10, Class A1, 144A	4.960(cc)	09/25/70	2,952	2,919,035
Series 2025-11, Class A1, 144A	4.975(cc)	10/25/70	2,005	1,984,669
ATLX Trust,
Series 2024-RPL02, Class A1, 144A	3.850(cc)	04/25/63	4,436	4,291,707
BCAP LLC Trust,
Series 2011-RR04, Class 7A1, 144A	5.250	04/26/37	97	49,357

See Notes to Financial Statements.

PGIM Core Bond Fund

Schedule of Investments (continued)

as of July 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
BRAVO Residential Funding Trust,
Series 2023-RPL01, Class A1, 144A	5.000%(cc)	05/25/63	2,394	$2,356,626
Series 2025-NQM06, Class A1, 144A	5.333(cc)	06/25/65	1,545	1,538,322
Chase Home Lending Mortgage Trust,
Series 2023-RPL01, Class A1, 144A	3.500(cc)	06/25/62	1,485	1,337,730
Series 2024-RPL03, Class A1A, 144A	3.250(cc)	09/25/64	1,271	1,103,596
CIM Trust,
Series 2024-R01, Class A1, 144A	4.750(cc)	06/25/64	1,924	1,874,375
Connecticut Avenue Securities Trust,
Series 2023-R08, Class 1M1, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)	5.116(c)	10/25/43	183	182,806
Series 2025-R04, Class 1A1, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 0.000%)	4.616(c)	05/25/45	1,382	1,383,124
Series 2026-R01, Class 2A1, 144A, 30 Day Average SOFR + 0.850% (Cap N/A, Floor 0.000%)	4.466(c)	01/25/46	2,703	2,701,473
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2003-08, Class 5A1	6.500	04/25/33	1	552
Credit Suisse Mortgage Trust,
Series 2022-RPL04, Class A1, 144A	3.904(cc)	04/25/62	853	804,569
Cross Mortgage Trust,
Series 2026-NQM09, Class A1, 144A	5.726(cc)	08/25/71	3,300	3,303,665
Fannie Mae Interest Strips,
Series 430, Class C56, IO	3.000	08/25/52	1,415	246,687
Fannie Mae REMIC,
Series 2014-11, Class VB	4.500	04/25/42	437	434,970
Series 2020-024, Class SP, IO, 30 Day Average SOFR x (1) + 5.936% (Cap 6.050%, Floor 0.000%)	2.319(c)	04/25/50	979	96,854
Series 2020-101, Class AI, IO	3.500	01/25/51	5,124	941,674
Series 2025-06, Class FC, 30 Day Average SOFR + 1.600% (Cap 6.000%, Floor 1.600%)	5.216(c)	02/25/55	925	932,626
Series 2026-08, Class BS, IO, 30 Day Average SOFR x (1) + 4.300% (Cap 4.300%, Floor 0.000%)	0.684(c)	02/25/56	21,461	319,432
Series 2026-18, Class SB, IO, 30 Day Average SOFR x (1) + 4.150% (Cap 4.150%, Floor 0.000%)	0.534(c)	04/25/56	10,417	119,931
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)	5.266(c)	01/25/34	39	38,647
Series 2025-DNA01, Class A1, 144A, 30 Day Average SOFR + 0.950% (Cap N/A, Floor 0.000%)	4.566(c)	01/25/45	3,787	3,789,321
FHLMC Structured Pass-Through Certificates,
Series T-59, Class 1A2	7.000	10/25/43	45	46,353
Freddie Mac REMIC,
Series 4249, Class GW	3.500	10/15/41	573	533,023
Series 4978, Class MI, IO	4.000	05/25/40	1,411	203,601
Series 5019, Class IP, IO	3.000	10/25/50	688	121,643
Series 5021, Class SB, IO, 30 Day Average SOFR x (1) + 3.550% (Cap 3.550%, Floor 0.000%)	0.000(c)	10/25/50	3,077	45,547
Series 5222, Class SA, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)	0.000(c)	05/25/52	364	3,801
Freddie Mac Strips,
Series 405, Class C20, IO	4.000	05/25/53	5,076	1,138,354
Government National Mortgage Assoc.,
Series 2013-99, Class AX	3.000(cc)	07/20/43	434	392,193
Series 2016-46, Class JE	2.500	11/20/45	98	89,565
Series 2018-121, Class KS, IO, 1 Month SOFR x (1) + 3.746% (Cap 3.860%, Floor 0.000%)	0.076(c)	09/20/48	1,348	14,713
Series 2018-148, Class DS, IO, 1 Month SOFR x (1) + 3.726% (Cap 3.840%, Floor 0.000%)	0.056(c)	10/20/48	1,694	17,744
Series 2018-151, Class SL, IO, 1 Month SOFR x (1) + 3.686% (Cap 3.800%, Floor 0.000%)	0.016(c)	11/20/48	1,576	20,770
Series 2019-023, Class SW, IO, 1 Month SOFR x (1) + 6.086% (Cap 6.200%, Floor 0.000%)	2.380(c)	07/16/43	2,768	150,304
Series 2019-092, Class S, IO, 1 Month SOFR x (1) + 2.696% (Cap 2.810%, Floor 0.000%)	0.000(c)	07/20/49	5,403	44,862
Series 2019-099, Class SA, IO, 1 Month SOFR x (1) + 3.236% (Cap 3.350%, Floor 0.000%)	0.000(c)	08/20/49	2,729	23,780
Series 2020-126, Class BI, IO	3.000	08/20/50	2,616	440,860
Series 2021-114, Class TI, IO	3.000	06/20/51	3,406	450,540
Series 2021-165, Class ST, IO, 1 Month SOFR x (1) + 3.246% (Cap 0.020%, Floor 0.000%)	0.000(c)	01/20/50	624	101
Series 2022-051, Class SC, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)	0.000(c)	03/20/52	4,254	39,893
Series 2022-066, Class SB, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)	0.229(c)	04/20/52	97	1,622
Series 2022-093, Class IO, IO	3.000	08/20/51	9,526	962,872
Series 2022-125, Class CS, IO, 30 Day Average SOFR x (1) + 5.990% (Cap 5.990%, Floor 0.000%)	2.369(c)	07/20/52	2,413	170,914
Series 2022-126, Class CS, IO, 30 Day Average SOFR x (1) + 3.760% (Cap 3.760%, Floor 0.000%)	0.139(c)	07/20/52	4,935	47,979
Series 2022-129, Class SA, IO, 30 Day Average SOFR x (1) + 3.950% (Cap 3.950%, Floor 0.000%)	0.329(c)	07/20/52	13,329	171,277
Series 2022-148, Class DS, IO, 30 Day Average SOFR x (1) + 3.600% (Cap 3.600%, Floor 0.000%)	0.000(c)	08/20/52	1,907	15,915
Series 2022-178, Class SA, IO, 30 Day Average SOFR x (1) + 4.900% (Cap 4.900%, Floor 0.000%)	1.279(c)	10/20/52	19,703	656,321

See Notes to Financial Statements.

PGIM Core Bond Fund 49

PGIM Core Bond Fund

Schedule of Investments (continued)

as of July 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
GS Mortgage-Backed Securities Corp. Trust,
Series 2025-NQM06, Class A1, 144A	5.021%(cc)	02/25/66	1,445		$1,429,558
HOMES Trust,
Series 2026-NQM01, Class A1, 144A	4.800(cc)	09/25/70	1,915		1,889,231
Legacy Mortgage Asset Trust,
Series 2021-GS01, Class A1, 144A	5.892(cc)	10/25/66	166		165,580
MFA Trust,
Series 2021-RPL01, Class A1, 144A	1.131(cc)	07/25/60	1,380		1,262,037
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)	4.589(c)	01/25/48	30		29,967
OBX Trust,
Series 2018-01, Class A2, 144A, 1 Month SOFR + 0.764% (Cap N/A, Floor 0.000%)	4.489(c)	06/25/57	67		66,823
Series 2025-NQM21, Class A1FC, 144A	4.917(cc)	10/25/65	3,245		3,221,613
Series 2026-NQM07, Class A1, 144A	5.220(cc)	04/25/66	2,734		2,717,099
Series 2026-NQM10, Class A1, 144A	5.425(cc)	06/25/66	4,600		4,590,833
PRPM LLC,
Series 2024-RPL04, Class A1, 144A	4.000(cc)	12/25/54	3,470		3,372,835
Sequoia Mortgage Trust,
Series 10, Class 2A11 Month SOFR + 0.874% (Cap 11.750%, Floor 0.760%)	4.544(c)	10/20/27	—(r	)	268
Structured Asset Mortgage Investments II Trust,
Series 2005-AR05, Class A11 Month SOFR + 0.614% (Cap 11.000%, Floor 0.500%)	4.284(c)	07/19/35	12		10,845
Towd Point Mortgage Trust,
Series 2019-HY03, Class A1A, 144A, 1 Month SOFR + 1.114% (Cap N/A, Floor 1.000%)	4.839(c)	10/25/59	51		50,849
Series 2020-04, Class A1, 144A	1.750	10/25/60	414		374,477
Series 2021-SJ01, Class A1, 144A	2.250(cc)	07/25/68	605		589,207
Series 2021-SJ02, Class A1A, 144A	2.250(cc)	12/25/61	903		885,778
Verus Securitization Trust,
Series 2026-05, Class A1, 144A	5.362(cc)	05/25/71	4,129		4,117,566
Series 2026-06, Class A1, 144A	5.513(cc)	07/27/71	3,600		3,596,249
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2002-AR06, Class A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.400% (Cap N/A, Floor 1.400%)	4.804(c)	06/25/42	14		13,644
Series 2002-AR09, Class 1A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.400% (Cap N/A, Floor 1.400%)	4.804(c)	08/25/42	1		770
Series 2005-AR13, Class A1A1, 1 Month SOFR + 0.694% (Cap 10.500%, Floor 0.580%)	4.419(c)	10/25/45	107		102,622

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $68,276,500)					67,045,563

SOVEREIGN BONDS 1.9%
Angolan Government International Bond (Angola),
Sr. Unsec’d. Notes, 144A, MTN	8.000	11/26/29	2,285		2,333,556
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A	2.375	08/20/30	555		497,877
El Salvador Government International Bond (El Salvador),
Sr. Unsec’d. Notes, 144A	9.250	04/17/30	2,250		2,411,415
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, 144A	3.875	02/01/28	290		285,694
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes, 144A	5.375	09/26/30	2,190		2,198,760
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes, Series 05Y	5.375	02/19/30	4,014		4,029,333
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes, 144A	6.750	02/25/41	1,815		1,707,316
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes	3.500	02/12/34	970		812,375
Sr. Unsec’d. Notes	6.000	05/07/36	1,527		1,487,741
Sr. Unsec’d. Notes	6.875	05/13/37	3,290		3,370,079
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes	4.500	04/16/50	200		151,753

See Notes to Financial Statements.

PGIM Core Bond Fund

Schedule of Investments (continued)

as of July 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SOVEREIGN BONDS (Continued)
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes	2.783%	01/23/31	701	$640,910
Province of Alberta (Canada),
Sr. Unsec’d. Notes(a)	1.300	07/22/30	175	155,190
Sr. Unsec’d. Notes	3.300	03/15/28	70	68,877
Republic of Italy Government International Bond (Italy), Sr. Unsec’d. Notes, 144A	5.125	07/14/36	6,200	6,040,609
Republic of Poland Government International Bond (Poland), Bonds, Series 10Y	5.375	02/12/35	2,955	2,946,105
Sr. Unsec’d. Notes, Series 10Y	5.375	04/14/36	3,980	3,925,036
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, 144A	5.750	09/16/30	7,960	7,946,269
Saudi Government International Bond (Saudi Arabia), Sr. Unsec’d. Notes, 144A	5.125	01/13/28	3,440	3,451,868
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes, 144A	5.500	05/06/36	2,140	2,040,939

TOTAL SOVEREIGN BONDS (cost $46,954,220)				46,501,702

U.S. GOVERNMENT AGENCY OBLIGATIONS 25.2%
Federal Home Loan Mortgage Corp.	1.500	10/01/35	2,313	2,058,355
Federal Home Loan Mortgage Corp.	1.500	02/01/36	613	543,669
Federal Home Loan Mortgage Corp.	1.500	11/01/50	1,526	1,137,441
Federal Home Loan Mortgage Corp.	2.000	01/01/32	152	143,717
Federal Home Loan Mortgage Corp.	2.000	02/01/36	2,357	2,134,099
Federal Home Loan Mortgage Corp.	2.000	12/01/36	835	755,384
Federal Home Loan Mortgage Corp.	2.000	10/01/40	301	259,816
Federal Home Loan Mortgage Corp.	2.000	05/01/50	481	380,207
Federal Home Loan Mortgage Corp.	2.000	09/01/50	10,355	8,167,372
Federal Home Loan Mortgage Corp.	2.000	11/01/50	473	373,559
Federal Home Loan Mortgage Corp.	2.000	12/01/50	2,250	1,774,200
Federal Home Loan Mortgage Corp.	2.000	03/01/51	396	312,289
Federal Home Loan Mortgage Corp.	2.000	03/01/51	2,058	1,620,414
Federal Home Loan Mortgage Corp.	2.000	04/01/51	2,580	2,028,171
Federal Home Loan Mortgage Corp.	2.000	05/01/51	4,764	3,747,409
Federal Home Loan Mortgage Corp.	2.000	06/01/51	6,499	5,098,738
Federal Home Loan Mortgage Corp.	2.000	07/01/51	3,622	2,842,771
Federal Home Loan Mortgage Corp.	2.000	11/01/51	2,596	2,032,609
Federal Home Loan Mortgage Corp.	2.000	03/01/52	4,901	3,841,894
Federal Home Loan Mortgage Corp.	2.500	01/01/29	50	48,897
Federal Home Loan Mortgage Corp.	2.500	10/01/32	178	168,975
Federal Home Loan Mortgage Corp.	2.500	12/01/32	351	335,064
Federal Home Loan Mortgage Corp.	2.500	10/01/35	1,576	1,469,114
Federal Home Loan Mortgage Corp.	2.500	09/01/46	124	104,553
Federal Home Loan Mortgage Corp.	2.500	11/01/46	388	327,033
Federal Home Loan Mortgage Corp.	2.500	11/01/49	675	560,996
Federal Home Loan Mortgage Corp.	2.500	07/01/50	2,205	1,820,142
Federal Home Loan Mortgage Corp.	2.500	11/01/50	1,977	1,643,880
Federal Home Loan Mortgage Corp.	2.500	04/01/51	9,000	7,405,110
Federal Home Loan Mortgage Corp.	2.500	05/01/51	3,272	2,691,565
Federal Home Loan Mortgage Corp.	2.500	07/01/51	3,223	2,652,327
Federal Home Loan Mortgage Corp.	2.500	08/01/51	743	611,590
Federal Home Loan Mortgage Corp.	2.500	10/01/51	59	48,259
Federal Home Loan Mortgage Corp.	2.500	10/01/51	245	204,063
Federal Home Loan Mortgage Corp.	2.500	11/01/51	2,419	2,023,656
Federal Home Loan Mortgage Corp.	2.500	11/01/51	4,889	4,017,140
Federal Home Loan Mortgage Corp.	2.500	12/01/51	2,564	2,107,538
Federal Home Loan Mortgage Corp.	2.500	01/01/52	391	321,486
Federal Home Loan Mortgage Corp.	2.500	04/01/52	2,776	2,277,475
Federal Home Loan Mortgage Corp.	2.500	04/01/52	4,326	3,581,285

See Notes to Financial Statements.

PGIM Core Bond Fund 51

PGIM Core Bond Fund

Schedule of Investments (continued)

as of July 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Mortgage Corp.	3.000%	02/01/32	314	$303,271
Federal Home Loan Mortgage Corp.	3.000	01/01/37	94	87,448
Federal Home Loan Mortgage Corp.	3.000	12/01/37	37	34,567
Federal Home Loan Mortgage Corp.	3.000	06/01/43	1,061	950,616
Federal Home Loan Mortgage Corp.	3.000	07/01/43	180	160,732
Federal Home Loan Mortgage Corp.	3.000	06/01/46	302	265,204
Federal Home Loan Mortgage Corp.	3.000	09/01/46	6,765	5,957,012
Federal Home Loan Mortgage Corp.	3.000	12/01/46	6,283	5,494,500
Federal Home Loan Mortgage Corp.	3.000	01/01/47	318	278,231
Federal Home Loan Mortgage Corp.	3.000	02/01/50	1,668	1,438,154
Federal Home Loan Mortgage Corp.	3.000	02/01/50	1,998	1,726,429
Federal Home Loan Mortgage Corp.	3.000	03/01/50	1,017	876,907
Federal Home Loan Mortgage Corp.	3.000	04/01/52	18,795	16,099,539
Federal Home Loan Mortgage Corp.	3.000	05/01/52	3,424	2,930,461
Federal Home Loan Mortgage Corp.	3.000	06/01/52	881	753,989
Federal Home Loan Mortgage Corp.	3.000	08/01/52	3,077	2,684,067
Federal Home Loan Mortgage Corp.	3.000	08/01/52	4,878	4,175,633
Federal Home Loan Mortgage Corp.	3.500	06/01/37	450	423,893
Federal Home Loan Mortgage Corp.	3.500	11/01/37	86	81,402
Federal Home Loan Mortgage Corp.	3.500	06/01/42	130	120,644
Federal Home Loan Mortgage Corp.	3.500	06/01/42	137	127,660
Federal Home Loan Mortgage Corp.	3.500	07/01/42	135	125,230
Federal Home Loan Mortgage Corp.	3.500	09/01/42	172	159,747
Federal Home Loan Mortgage Corp.	3.500	10/01/42	211	196,161
Federal Home Loan Mortgage Corp.	3.500	06/01/43	93	86,163
Federal Home Loan Mortgage Corp.	3.500	05/01/45	116	105,333
Federal Home Loan Mortgage Corp.	3.500	01/01/47	86	78,203
Federal Home Loan Mortgage Corp.	3.500	02/01/47	194	175,852
Federal Home Loan Mortgage Corp.	3.500	11/01/47	129	115,915
Federal Home Loan Mortgage Corp.	3.500	03/01/48	2,734	2,477,656
Federal Home Loan Mortgage Corp.	3.500	08/01/48	51	45,686
Federal Home Loan Mortgage Corp.	3.500	10/01/48	195	175,039
Federal Home Loan Mortgage Corp.	3.500	10/01/49	325	290,562
Federal Home Loan Mortgage Corp.	3.500	01/01/50	1,128	1,023,048
Federal Home Loan Mortgage Corp.	3.500	01/01/52	116	103,177
Federal Home Loan Mortgage Corp.	3.500	05/01/52	5,126	4,550,401
Federal Home Loan Mortgage Corp.	4.000	09/01/37	1,166	1,119,707
Federal Home Loan Mortgage Corp.	4.000	12/01/40	34	32,184
Federal Home Loan Mortgage Corp.	4.000	01/01/41	142	135,018
Federal Home Loan Mortgage Corp.	4.000	04/01/42	112	106,500
Federal Home Loan Mortgage Corp.	4.000	10/01/45	72	67,738
Federal Home Loan Mortgage Corp.	4.000	02/01/46	997	945,859
Federal Home Loan Mortgage Corp.	4.000	05/01/46	64	60,262
Federal Home Loan Mortgage Corp.	4.000	08/01/46	107	100,250
Federal Home Loan Mortgage Corp.	4.000	11/01/47	65	61,021
Federal Home Loan Mortgage Corp.	4.000	04/01/48	102	94,570
Federal Home Loan Mortgage Corp.	4.000	05/01/48	114	105,829
Federal Home Loan Mortgage Corp.	4.000	07/01/48	202	188,158
Federal Home Loan Mortgage Corp.	4.000	07/01/49	284	264,039
Federal Home Loan Mortgage Corp.	4.000	04/01/52	1,190	1,096,158
Federal Home Loan Mortgage Corp.	4.000	05/01/52	1,999	1,831,354
Federal Home Loan Mortgage Corp.	4.000	10/01/52	4,111	3,772,166
Federal Home Loan Mortgage Corp.	4.000	04/01/53	10,635	9,714,217
Federal Home Loan Mortgage Corp.	4.500	06/01/42	45	43,324
Federal Home Loan Mortgage Corp.	4.500	09/01/44	59	56,569
Federal Home Loan Mortgage Corp.	4.500	07/01/45	138	134,074
Federal Home Loan Mortgage Corp.	4.500	04/01/47	539	517,272
Federal Home Loan Mortgage Corp.	4.500	07/01/47	63	60,195
Federal Home Loan Mortgage Corp.	4.500	07/01/47	148	141,878
Federal Home Loan Mortgage Corp.	4.500	11/01/47	245	235,055
Federal Home Loan Mortgage Corp.	4.500	02/01/48	66	63,546

See Notes to Financial Statements.

PGIM Core Bond Fund

Schedule of Investments (continued)

as of July 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Mortgage Corp.	4.500%	07/01/48	158	$150,915
Federal Home Loan Mortgage Corp.	4.500	05/01/52	335	317,063
Federal Home Loan Mortgage Corp.	4.500	06/01/52	5,353	5,064,548
Federal Home Loan Mortgage Corp.	4.500	07/01/52	3,179	3,008,957
Federal Home Loan Mortgage Corp.	4.500	08/01/52	2,955	2,794,287
Federal Home Loan Mortgage Corp.	4.500	09/01/52	18,295	17,298,983
Federal Home Loan Mortgage Corp.	4.500	10/01/52	3,406	3,222,913
Federal Home Loan Mortgage Corp.	4.500	07/01/53	1,368	1,294,803
Federal Home Loan Mortgage Corp.	5.000	08/01/40	139	138,164
Federal Home Loan Mortgage Corp.	5.000	12/01/47	89	86,878
Federal Home Loan Mortgage Corp.	5.000	02/01/48	157	154,484
Federal Home Loan Mortgage Corp.	5.000	10/01/52	3,731	3,633,086
Federal Home Loan Mortgage Corp.	5.000	11/01/52	1,481	1,443,337
Federal Home Loan Mortgage Corp.	5.000	01/01/53	7,512	7,302,903
Federal Home Loan Mortgage Corp.	5.000	11/01/53	1,488	1,447,484
Federal Home Loan Mortgage Corp.	5.500	02/01/53	11,647	11,597,051
Federal Home Loan Mortgage Corp.	5.500	04/01/53	11,138	11,074,847
Federal Home Loan Mortgage Corp.	6.000	12/01/53	1,712	1,736,375
Federal Home Loan Mortgage Corp.	6.500	07/01/54	569	587,149
Federal Home Loan Mortgage Corp.	6.500	07/01/54	619	638,205
Federal Home Loan Mortgage Corp.	6.500	07/01/54	739	762,859
Federal National Mortgage Assoc.	0.875	08/05/30	235	204,678
Federal National Mortgage Assoc.	1.500	01/01/36	1,603	1,423,143
Federal National Mortgage Assoc.	1.500	04/01/36	676	597,563
Federal National Mortgage Assoc.	1.500	06/01/36	2,561	2,262,898
Federal National Mortgage Assoc.	1.500	09/01/36	2,304	2,035,960
Federal National Mortgage Assoc.	1.500	10/01/36	2,360	2,085,307
Federal National Mortgage Assoc.	1.500	02/01/42	375	311,386
Federal National Mortgage Assoc.	1.500	10/01/50	318	237,006
Federal National Mortgage Assoc.	1.500	11/01/50	900	670,871
Federal National Mortgage Assoc.	1.500	12/01/50	6,882	5,131,231
Federal National Mortgage Assoc.	1.500	01/01/51	3,364	2,511,383
Federal National Mortgage Assoc.	1.500	06/01/51	595	443,659
Federal National Mortgage Assoc.	1.500	07/01/51	705	525,812
Federal National Mortgage Assoc.	2.000	03/01/31	695	662,683
Federal National Mortgage Assoc.	2.000	01/01/32	1,501	1,413,659
Federal National Mortgage Assoc.	2.000	08/01/40	1,529	1,319,064
Federal National Mortgage Assoc.	2.000	02/01/41	1,452	1,249,231
Federal National Mortgage Assoc.	2.000	05/01/41	2,915	2,504,121
Federal National Mortgage Assoc.	2.000	10/01/50	10,204	8,054,102
Federal National Mortgage Assoc.	2.000	11/01/50	311	245,205
Federal National Mortgage Assoc.	2.000	12/01/50	33	26,066
Federal National Mortgage Assoc.	2.000	01/01/51	3,037	2,391,444
Federal National Mortgage Assoc.	2.000	02/01/51	3,198	2,516,375
Federal National Mortgage Assoc.	2.000	02/01/51	6,889	5,429,578
Federal National Mortgage Assoc.	2.000	03/01/51	4,731	3,722,518
Federal National Mortgage Assoc.	2.000	04/01/51	3,654	2,874,517
Federal National Mortgage Assoc.	2.000	05/01/51	15,150	11,924,073
Federal National Mortgage Assoc.	2.000	07/01/51	1,766	1,386,918
Federal National Mortgage Assoc.	2.000	08/01/51	1,795	1,409,298
Federal National Mortgage Assoc.	2.500	05/01/30	83	80,464
Federal National Mortgage Assoc.	2.500	07/01/32	449	427,559
Federal National Mortgage Assoc.	2.500	08/01/32	510	485,332
Federal National Mortgage Assoc.	2.500	09/01/32	473	449,960
Federal National Mortgage Assoc.	2.500	07/01/35	1,558	1,468,141
Federal National Mortgage Assoc.	2.500	02/01/43	51	43,891
Federal National Mortgage Assoc.	2.500	06/01/46	256	218,436
Federal National Mortgage Assoc.	2.500	09/01/46	130	109,677
Federal National Mortgage Assoc.	2.500	10/01/46	80	67,313
Federal National Mortgage Assoc.	2.500	10/01/46	143	119,764
Federal National Mortgage Assoc.	2.500	03/01/50	545	452,392

See Notes to Financial Statements.

PGIM Core Bond Fund 53

PGIM Core Bond Fund

Schedule of Investments (continued)

as of July 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	2.500%	08/01/50	1,361	$1,122,850
Federal National Mortgage Assoc.	2.500	12/01/50	210	174,509
Federal National Mortgage Assoc.	2.500	04/01/51	4,401	3,626,075
Federal National Mortgage Assoc.	2.500	05/01/51	1,802	1,483,772
Federal National Mortgage Assoc.	2.500	07/01/51	3,166	2,598,247
Federal National Mortgage Assoc.	2.500	09/01/51	385	316,456
Federal National Mortgage Assoc.	2.500	10/01/51	694	570,002
Federal National Mortgage Assoc.	2.500	11/01/51	2,715	2,229,794
Federal National Mortgage Assoc.	2.500	12/01/51	413	342,472
Federal National Mortgage Assoc.	2.500	02/01/52	379	311,385
Federal National Mortgage Assoc.	2.500	02/01/52	722	600,340
Federal National Mortgage Assoc.	3.000	06/01/30	45	43,627
Federal National Mortgage Assoc.	3.000	05/01/31	22	20,980
Federal National Mortgage Assoc.	3.000	12/01/31	64	61,974
Federal National Mortgage Assoc.	3.000	05/01/32	72	69,599
Federal National Mortgage Assoc.	3.000	09/01/32	26	25,343
Federal National Mortgage Assoc.	3.000	11/01/36	65	60,574
Federal National Mortgage Assoc.	3.000	05/01/37	4,184	3,911,194
Federal National Mortgage Assoc.	3.000	10/01/42	92	82,268
Federal National Mortgage Assoc.	3.000	10/01/42	140	126,132
Federal National Mortgage Assoc.	3.000	02/01/43	133	119,432
Federal National Mortgage Assoc.	3.000	04/01/43	168	150,426
Federal National Mortgage Assoc.	3.000	06/01/43	223	199,468
Federal National Mortgage Assoc.	3.000	12/01/45	314	280,908
Federal National Mortgage Assoc.	3.000	05/01/46	383	336,293
Federal National Mortgage Assoc.	3.000	09/01/46	414	370,870
Federal National Mortgage Assoc.	3.000	10/01/46	1,276	1,123,232
Federal National Mortgage Assoc.	3.000	11/01/46	472	414,711
Federal National Mortgage Assoc.	3.000	11/01/46	1,008	882,451
Federal National Mortgage Assoc.	3.000	03/01/47	345	302,674
Federal National Mortgage Assoc.	3.000	04/01/47	728	638,441
Federal National Mortgage Assoc.	3.000	12/01/49	1,772	1,532,950
Federal National Mortgage Assoc.	3.000	01/01/50	743	634,983
Federal National Mortgage Assoc.	3.000	02/01/50	648	562,464
Federal National Mortgage Assoc.	3.000	02/01/50	1,329	1,146,564
Federal National Mortgage Assoc.	3.000	03/01/50	319	275,026
Federal National Mortgage Assoc.	3.000	07/01/50	2,062	1,779,028
Federal National Mortgage Assoc.	3.000	06/01/51	3,448	2,942,361
Federal National Mortgage Assoc.	3.000	02/01/52	1,408	1,206,338
Federal National Mortgage Assoc.	3.000	03/01/52	2,722	2,335,628
Federal National Mortgage Assoc.	3.000	04/01/52	5,221	4,475,550
Federal National Mortgage Assoc.	3.500	12/01/29	16	15,714
Federal National Mortgage Assoc.	3.500	12/01/30	27	26,858
Federal National Mortgage Assoc.	3.500	07/01/31	103	101,270
Federal National Mortgage Assoc.	3.500	08/01/31	106	102,950
Federal National Mortgage Assoc.	3.500	02/01/33	55	53,440
Federal National Mortgage Assoc.	3.500	05/01/33	22	21,749
Federal National Mortgage Assoc.	3.500	10/01/41	50	46,847
Federal National Mortgage Assoc.	3.500	04/01/42	112	103,789
Federal National Mortgage Assoc.	3.500	05/01/42	113	103,857
Federal National Mortgage Assoc.	3.500	05/01/42	699	650,181
Federal National Mortgage Assoc.	3.500	06/01/42	292	271,064
Federal National Mortgage Assoc.	3.500	10/01/42	170	158,354
Federal National Mortgage Assoc.	3.500	10/01/42	196	181,751
Federal National Mortgage Assoc.	3.500	10/01/42	381	351,758
Federal National Mortgage Assoc.	3.500	06/01/43	101	93,177
Federal National Mortgage Assoc.	3.500	06/01/45	115	104,759
Federal National Mortgage Assoc.	3.500	06/01/45	192	174,612
Federal National Mortgage Assoc.	3.500	09/01/45	166	150,711
Federal National Mortgage Assoc.	3.500	10/01/45	177	160,357
Federal National Mortgage Assoc.	3.500	01/01/46	58	52,343

See Notes to Financial Statements.

PGIM Core Bond Fund

Schedule of Investments (continued)

as of July 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	3.500%	01/01/46	144	$130,956
Federal National Mortgage Assoc.	3.500	04/01/46	1,537	1,395,548
Federal National Mortgage Assoc.	3.500	11/01/46	72	64,888
Federal National Mortgage Assoc.	3.500	06/01/47	258	233,097
Federal National Mortgage Assoc.	3.500	07/01/47	164	148,123
Federal National Mortgage Assoc.	3.500	07/01/47	757	703,597
Federal National Mortgage Assoc.	3.500	08/01/47	124	111,918
Federal National Mortgage Assoc.	3.500	09/01/47	205	186,065
Federal National Mortgage Assoc.	3.500	10/01/47	737	665,851
Federal National Mortgage Assoc.	3.500	11/01/47	668	601,223
Federal National Mortgage Assoc.	3.500	01/01/48	123	111,043
Federal National Mortgage Assoc.	3.500	01/01/48	182	164,549
Federal National Mortgage Assoc.	3.500	01/01/48	2,492	2,240,228
Federal National Mortgage Assoc.	3.500	04/01/48	336	301,318
Federal National Mortgage Assoc.	3.500	06/01/48	505	454,786
Federal National Mortgage Assoc.	3.500	08/01/48	268	240,645
Federal National Mortgage Assoc.	3.500	10/01/48	179	160,914
Federal National Mortgage Assoc.	3.500	11/01/48	130	116,620
Federal National Mortgage Assoc.	3.500	03/01/49	599	541,281
Federal National Mortgage Assoc.	3.500	06/01/49	247	223,246
Federal National Mortgage Assoc.	3.500	07/01/49	6,657	6,007,877
Federal National Mortgage Assoc.	3.500	08/01/51	30	27,225
Federal National Mortgage Assoc.	3.500	02/01/52	343	306,535
Federal National Mortgage Assoc.	3.500	04/01/52	17,899	15,889,872
Federal National Mortgage Assoc.	3.500	05/01/52	9,681	8,594,019
Federal National Mortgage Assoc.	4.000	09/01/40	85	81,371
Federal National Mortgage Assoc.	4.000	11/01/40	365	348,551
Federal National Mortgage Assoc.	4.000	02/01/41	148	140,748
Federal National Mortgage Assoc.	4.000	02/01/41	241	229,373
Federal National Mortgage Assoc.	4.000	12/01/41	158	149,684
Federal National Mortgage Assoc.	4.000	10/01/43	119	113,995
Federal National Mortgage Assoc.	4.000	09/01/44	68	64,263
Federal National Mortgage Assoc.	4.000	10/01/44	149	139,750
Federal National Mortgage Assoc.	4.000	12/01/45	54	50,474
Federal National Mortgage Assoc.	4.000	04/01/46	51	47,701
Federal National Mortgage Assoc.	4.000	08/01/46	79	73,914
Federal National Mortgage Assoc.	4.000	09/01/46	705	663,715
Federal National Mortgage Assoc.	4.000	02/01/47	254	236,825
Federal National Mortgage Assoc.	4.000	03/01/47	347	321,257
Federal National Mortgage Assoc.	4.000	06/01/47	204	189,974
Federal National Mortgage Assoc.	4.000	10/01/47	64	59,897
Federal National Mortgage Assoc.	4.000	11/01/47	125	116,016
Federal National Mortgage Assoc.	4.000	12/01/47	133	124,002
Federal National Mortgage Assoc.	4.000	02/01/48	123	113,410
Federal National Mortgage Assoc.	4.000	09/01/48	961	892,917
Federal National Mortgage Assoc.	4.000	10/01/48	174	161,592
Federal National Mortgage Assoc.	4.000	03/01/49	500	463,902
Federal National Mortgage Assoc.	4.000	03/01/49	766	711,055
Federal National Mortgage Assoc.	4.000	07/01/49	172	158,308
Federal National Mortgage Assoc.	4.000	01/01/50	1,459	1,354,476
Federal National Mortgage Assoc.	4.000	05/01/50	1,529	1,413,847
Federal National Mortgage Assoc.	4.000	05/01/52	13,961	12,791,149
Federal National Mortgage Assoc.	4.500	08/01/40	41	39,797
Federal National Mortgage Assoc.	4.500	04/01/41	49	47,749
Federal National Mortgage Assoc.	4.500	06/01/41	99	96,334
Federal National Mortgage Assoc.	4.500	08/01/41	57	55,856
Federal National Mortgage Assoc.	4.500	08/01/41	148	143,923
Federal National Mortgage Assoc.	4.500	08/01/44	148	141,848
Federal National Mortgage Assoc.	4.500	01/01/45	77	74,543
Federal National Mortgage Assoc.	4.500	11/01/47	94	89,770
Federal National Mortgage Assoc.	4.500	06/01/48	124	118,624

See Notes to Financial Statements.

PGIM Core Bond Fund 55

PGIM Core Bond Fund

Schedule of Investments (continued)

as of July 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	4.500%	07/01/48	1,070		$1,015,088
Federal National Mortgage Assoc.	4.500	10/01/48	601		573,925
Federal National Mortgage Assoc.	4.500	11/01/48	634		605,257
Federal National Mortgage Assoc.	4.500	12/01/48	627		598,492
Federal National Mortgage Assoc.	4.500	02/01/49	42		39,989
Federal National Mortgage Assoc.	4.500	07/01/52	1,764		1,670,091
Federal National Mortgage Assoc.	4.500	08/01/52	610		577,648
Federal National Mortgage Assoc.	4.500	09/01/52	6,539		6,182,576
Federal National Mortgage Assoc.	4.500	10/01/52	6,402		6,048,721
Federal National Mortgage Assoc.	5.000	TBA	1,500		1,447,449
Federal National Mortgage Assoc.	5.000	09/01/30	4		3,530
Federal National Mortgage Assoc.	5.000	10/01/40	70		69,623
Federal National Mortgage Assoc.	5.000	03/01/42	137		135,749
Federal National Mortgage Assoc.	5.000	10/01/47	115		113,717
Federal National Mortgage Assoc.	5.000	01/01/48	30		29,514
Federal National Mortgage Assoc.	5.000	06/01/49	733		720,958
Federal National Mortgage Assoc.	5.000	07/01/52	5,687		5,538,076
Federal National Mortgage Assoc.	5.000	08/01/52	995		967,918
Federal National Mortgage Assoc.	5.000	09/01/52	1,058		1,030,690
Federal National Mortgage Assoc.	5.000	10/01/52	1,198		1,166,808
Federal National Mortgage Assoc.	5.000	02/01/53	1,150		1,117,674
Federal National Mortgage Assoc.	5.000	03/01/53	12,200		11,855,860
Federal National Mortgage Assoc.	5.500	01/01/40	57		57,740
Federal National Mortgage Assoc.	5.500	04/01/53	1,438		1,431,061
Federal National Mortgage Assoc.	5.500	05/01/53	13,774		13,712,035
Federal National Mortgage Assoc.	5.500	10/01/53	2,139		2,126,031
Federal National Mortgage Assoc.	5.500	11/01/53	10,001		9,952,622
Federal National Mortgage Assoc.	6.000	TBA	13,000		13,121,316
Federal National Mortgage Assoc.	6.000	10/01/36	34		35,541
Federal National Mortgage Assoc.	6.000	07/01/41	39		40,381
Federal National Mortgage Assoc.	6.000	01/01/53	5,816		5,898,251
Federal National Mortgage Assoc.	6.000	03/01/53	1,389		1,414,540
Federal National Mortgage Assoc.	6.000	09/01/53	2,552		2,588,786
Federal National Mortgage Assoc.	6.000	11/01/53	1,231		1,251,478
Federal National Mortgage Assoc.	6.000	03/01/56	1,424		1,441,624
Federal National Mortgage Assoc.(k)	6.625	11/15/30	485		526,129
Federal National Mortgage Assoc.(k)	7.125	01/15/30	80		86,957
Federal National Mortgage Assoc.	4.336(s)	03/17/31	520		418,533
Federal National Mortgage Assoc., Enterprise 11th District COFI Institutional Replacement Index + 1.254% (Cap 12.750%, Floor 5.750%)	5.750(c)	12/01/30	—	(r)	101
Government National Mortgage Assoc.	2.000	10/20/50	5,908		4,739,927
Government National Mortgage Assoc.	2.000	01/20/51	2,240		1,797,690
Government National Mortgage Assoc.	2.000	03/20/51	856		686,979
Government National Mortgage Assoc.	2.000	07/20/51	4,487		3,600,710
Government National Mortgage Assoc.	2.000	11/20/51	402		322,665
Government National Mortgage Assoc.	2.000	04/20/52	414		332,389
Government National Mortgage Assoc.	2.500	12/20/46	185		157,353
Government National Mortgage Assoc.	2.500	10/20/50	3,374		2,819,081
Government National Mortgage Assoc.	2.500	01/20/51	3,556		2,971,351
Government National Mortgage Assoc.	2.500	04/20/52	665		555,158
Government National Mortgage Assoc.	3.000	07/20/42	272		243,108
Government National Mortgage Assoc.	3.000	03/20/43	187		166,428
Government National Mortgage Assoc.	3.000	08/20/43	35		31,113
Government National Mortgage Assoc.	3.000	09/20/43	69		61,457
Government National Mortgage Assoc.	3.000	01/20/44	66		58,773
Government National Mortgage Assoc.	3.000	05/20/45	66		58,170
Government National Mortgage Assoc.	3.000	08/15/45	72		62,684
Government National Mortgage Assoc.	3.000	05/20/46	410		360,523
Government National Mortgage Assoc.	3.000	07/20/46	653		573,443
Government National Mortgage Assoc.	3.000	08/20/46	36		31,684
Government National Mortgage Assoc.	3.000	03/20/47	428		376,299

See Notes to Financial Statements.

PGIM Core Bond Fund

Schedule of Investments (continued)

as of July 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government National Mortgage Assoc.	3.000%	11/20/47	3,552	$3,113,844
Government National Mortgage Assoc.	3.000	01/20/48	55	47,937
Government National Mortgage Assoc.	3.000	08/20/48	871	764,958
Government National Mortgage Assoc.	3.000	07/20/49	304	264,924
Government National Mortgage Assoc.	3.000	09/20/49	378	329,812
Government National Mortgage Assoc.	3.000	12/20/49	422	367,244
Government National Mortgage Assoc.	3.000	01/20/50	1,959	1,705,760
Government National Mortgage Assoc.	3.500	01/15/42	45	40,674
Government National Mortgage Assoc.	3.500	12/20/42	133	121,750
Government National Mortgage Assoc.	3.500	01/20/43	198	180,942
Government National Mortgage Assoc.	3.500	02/20/43	90	81,839
Government National Mortgage Assoc.	3.500	08/20/43	318	291,194
Government National Mortgage Assoc.	3.500	10/20/43	420	383,666
Government National Mortgage Assoc.	3.500	03/20/45	44	39,450
Government National Mortgage Assoc.	3.500	04/20/45	246	221,878
Government National Mortgage Assoc.	3.500	04/20/46	473	425,436
Government National Mortgage Assoc.	3.500	07/20/46	290	259,256
Government National Mortgage Assoc.	3.500	10/20/46	580	521,607
Government National Mortgage Assoc.	3.500	12/20/46	569	510,558
Government National Mortgage Assoc.	3.500	04/20/47	404	363,468
Government National Mortgage Assoc.	3.500	05/20/47	315	283,097
Government National Mortgage Assoc.	3.500	10/20/47	108	96,321
Government National Mortgage Assoc.	3.500	11/20/47	559	504,221
Government National Mortgage Assoc.	3.500	01/20/48	152	136,647
Government National Mortgage Assoc.	3.500	10/20/48	90	80,985
Government National Mortgage Assoc.	3.500	11/20/48	178	159,631
Government National Mortgage Assoc.	3.500	12/20/48	65	57,795
Government National Mortgage Assoc.	3.500	02/20/49	153	137,140
Government National Mortgage Assoc.	3.500	05/20/49	238	213,172
Government National Mortgage Assoc.	3.500	06/20/49	3,093	2,777,755
Government National Mortgage Assoc.	3.500	08/20/49	4,722	4,237,804
Government National Mortgage Assoc.	3.500	11/20/49	2,113	1,892,381
Government National Mortgage Assoc.	3.500	11/20/50	4,330	3,864,760
Government National Mortgage Assoc.	3.500	04/20/51	1,506	1,346,999
Government National Mortgage Assoc.	3.500	02/20/52	1,770	1,577,745
Government National Mortgage Assoc.	3.500	05/20/52	6,303	5,642,131
Government National Mortgage Assoc.	4.000	12/20/40	100	93,843
Government National Mortgage Assoc.	4.000	06/20/41	43	40,415
Government National Mortgage Assoc.	4.000	11/15/41	57	52,829
Government National Mortgage Assoc.	4.000	12/20/42	106	99,319
Government National Mortgage Assoc.	4.000	04/20/43	71	65,657
Government National Mortgage Assoc.	4.000	10/20/43	59	55,381
Government National Mortgage Assoc.	4.000	12/20/43	131	122,453
Government National Mortgage Assoc.	4.000	09/20/44	77	71,851
Government National Mortgage Assoc.	4.000	08/20/45	127	118,506
Government National Mortgage Assoc.	4.000	10/20/45	60	55,954
Government National Mortgage Assoc.	4.000	03/20/46	116	108,165
Government National Mortgage Assoc.	4.000	11/20/46	85	79,137
Government National Mortgage Assoc.	4.000	03/20/47	76	69,993
Government National Mortgage Assoc.	4.000	05/20/47	119	110,490
Government National Mortgage Assoc.	4.000	07/20/47	468	433,157
Government National Mortgage Assoc.	4.000	11/20/47	316	291,969
Government National Mortgage Assoc.	4.000	12/20/47	75	69,644
Government National Mortgage Assoc.	4.000	04/20/48	54	50,113
Government National Mortgage Assoc.	4.000	06/20/48	1,022	943,567
Government National Mortgage Assoc.	4.000	07/20/48	144	132,566
Government National Mortgage Assoc.	4.000	08/20/48	2,129	1,972,588
Government National Mortgage Assoc.	4.000	09/20/48	127	117,750
Government National Mortgage Assoc.	4.000	10/20/48	4,466	4,130,184
Government National Mortgage Assoc.	4.000	11/20/48	53	49,401
Government National Mortgage Assoc.	4.000	01/20/49	65	59,615

See Notes to Financial Statements.

PGIM Core Bond Fund 57

PGIM Core Bond Fund

Schedule of Investments (continued)

as of July 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government National Mortgage Assoc.	4.000%	02/20/49	130	$119,776
Government National Mortgage Assoc.	4.000	03/20/49	80	73,799
Government National Mortgage Assoc.	4.000	04/20/49	383	352,767
Government National Mortgage Assoc.	4.000	01/20/50	43	40,089
Government National Mortgage Assoc.	4.000	02/20/50	63	58,217
Government National Mortgage Assoc.	4.000	07/20/50	96	88,752
Government National Mortgage Assoc.	4.000	06/20/52	1,467	1,352,896
Government National Mortgage Assoc.	4.000	08/20/52	829	757,820
Government National Mortgage Assoc.	4.000	10/20/52	3,995	3,676,578
Government National Mortgage Assoc.	4.500	12/20/41	215	207,327
Government National Mortgage Assoc.	4.500	10/20/43	32	30,380
Government National Mortgage Assoc.	4.500	01/20/44	43	41,416
Government National Mortgage Assoc.	4.500	04/20/44	143	136,732
Government National Mortgage Assoc.	4.500	03/20/45	35	33,683
Government National Mortgage Assoc.	4.500	07/20/46	70	67,216
Government National Mortgage Assoc.	4.500	08/20/46	61	58,607
Government National Mortgage Assoc.	4.500	11/20/46	55	53,117
Government National Mortgage Assoc.	4.500	01/20/47	342	328,350
Government National Mortgage Assoc.	4.500	01/20/48	44	41,683
Government National Mortgage Assoc.	4.500	02/20/48	276	264,014
Government National Mortgage Assoc.	4.500	03/20/48	30	28,479
Government National Mortgage Assoc.	4.500	07/20/48	48	45,604
Government National Mortgage Assoc.	4.500	08/20/48	18	17,598
Government National Mortgage Assoc.	4.500	12/20/48	90	86,453
Government National Mortgage Assoc.	4.500	05/20/52	1,870	1,770,043
Government National Mortgage Assoc.	4.500	10/20/52	7,259	6,881,436
Government National Mortgage Assoc.	4.500	08/20/53	5,679	5,365,743
Government National Mortgage Assoc.	4.500	10/20/54	2,868	2,697,960
Government National Mortgage Assoc.	5.000	10/20/37	4	3,992
Government National Mortgage Assoc.	5.000	09/20/40	41	40,475
Government National Mortgage Assoc.	5.000	04/20/45	21	20,749
Government National Mortgage Assoc.	5.000	08/20/45	86	85,143
Government National Mortgage Assoc.	5.000	10/20/52	99	96,035
Government National Mortgage Assoc.	5.000	11/20/52	1,841	1,796,769
Government National Mortgage Assoc.	5.000	12/20/52	147	143,108
Government National Mortgage Assoc.	5.000	03/20/53	2,866	2,792,809
Government National Mortgage Assoc.	5.000	08/20/53	484	470,696
Government National Mortgage Assoc.	5.000	07/20/54	6,762	6,555,752
Government National Mortgage Assoc.	5.000	12/20/54	11,840	11,483,020
Government National Mortgage Assoc.	6.000	12/15/39	53	55,892
Government National Mortgage Assoc.	6.000	06/20/54	3,024	3,077,800
Government National Mortgage Assoc.	6.000	10/20/54	510	520,248
Government National Mortgage Assoc.	7.000	06/20/54	2,400	2,494,367
Government National Mortgage Assoc.	7.000	07/20/54	1,489	1,547,053
Government National Mortgage Assoc.	7.000	11/20/54	1,080	1,121,215
Government National Mortgage Assoc.	7.000	02/20/55	758	784,497
Government National Mortgage Assoc.	7.000	03/20/55	1,499	1,551,380
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.250	02/01/55	915	859,707
Tennessee Valley Authority Generic Strips, Bonds	4.724(s)	07/15/34	155	103,235

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $648,733,290)				614,939,941

U.S. TREASURY OBLIGATIONS 12.6%
U.S. Treasury Bonds	1.875	02/15/51	16,000	8,425,000
U.S. Treasury Bonds	2.000	08/15/51	18,965	10,226,284
U.S. Treasury Bonds	2.875	05/15/52	10,425	6,851,180
U.S. Treasury Bonds	3.375	08/15/42	38,320	30,745,813
U.S. Treasury Bonds	3.875	02/15/43	3,765	3,207,309
U.S. Treasury Bonds(h)	4.000	11/15/52	63,730	51,920,034
U.S. Treasury Bonds	4.125	08/15/44	11,100	9,637,922
U.S. Treasury Bonds	4.250	08/15/54	6,475	5,500,715

See Notes to Financial Statements.

PGIM Core Bond Fund

Schedule of Investments (continued)

as of July 31, 2026

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Bonds	4.375%	08/15/43	9,385	$8,486,093
U.S. Treasury Bonds	4.625	05/15/44	4,950	4,595,766
U.S. Treasury Bonds	4.625	11/15/44	11,045	10,226,980
U.S. Treasury Bonds	4.750	11/15/43	16,085	15,215,405
U.S. Treasury Bonds	4.750	11/15/53	275	253,473
U.S. Treasury Bonds	4.750	05/15/55	17,935	16,561,852
U.S. Treasury Bonds	4.750	02/15/56	565	522,272
U.S. Treasury Bonds	5.000	05/15/45	22,080	21,393,450
U.S. Treasury Bonds	5.000	05/15/56	940	904,309
U.S. Treasury Notes	3.750	02/28/33	5,085	4,859,750
U.S. Treasury Notes	4.000	05/31/28	35	34,837
U.S. Treasury Notes	4.000	01/31/33	31,365	30,426,500
U.S. Treasury Notes	4.000	02/15/34	6,785	6,527,382
U.S. Treasury Notes	4.125	04/30/33	12,530	12,222,623
U.S. Treasury Notes	4.250	03/31/33	21,945	21,578,107
U.S. Treasury Strips Coupon	1.778(s)	08/15/42	380	160,688
U.S. Treasury Strips Coupon(k)	2.069(s)	05/15/41	32,525	14,926,171
U.S. Treasury Strips Coupon	2.324(s)	05/15/42	1,195	514,196
U.S. Treasury Strips Coupon	2.395(s)	11/15/43	2	781
U.S. Treasury Strips Coupon(k)	2.436(s)	02/15/46	415	142,095
U.S. Treasury Strips Coupon	2.523(s)	11/15/42	12,235	5,098,246
U.S. Treasury Strips Coupon	3.270(s)	11/15/45	865	300,135
U.S. Treasury Strips Coupon	4.003(s)	08/15/44	4,025	1,502,909
U.S. Treasury Strips Coupon	4.097(s)	11/15/41	3,110	1,382,071
U.S. Treasury Strips Coupon	4.493(s)	02/15/41	3,555	1,657,721
U.S. Treasury Strips Coupon	4.608(s)	11/15/48	95	28,042
U.S. Treasury Strips Coupon	4.652(s)	05/15/49	1,210	348,088
U.S. Treasury Strips Coupon	4.924(s)	02/15/49	280	81,573
U.S. Treasury Strips Coupon	4.938(s)	02/15/42	120	52,430
U.S. Treasury Strips Coupon	5.038(s)	08/15/43	2,305	915,093
U.S. Treasury Strips Coupon	5.107(s)	05/15/44	35	13,264
U.S. Treasury Strips Coupon	5.371(s)	05/15/45	4,020	1,436,374

TOTAL U.S. TREASURY OBLIGATIONS (cost $338,145,615)				308,882,933

	Shares

AFFILIATED EXCHANGE-TRADED FUNDS 5.1% Fixed Income
PGIM AAA CLO ETF	1,421,933	72,930,944
PGIM Corporate Bond 0-5 Year ETF	575,000	28,568,990
PGIM Corporate Bond 5-10 Year ETF	450,000	22,056,390

TOTAL AFFILIATED EXCHANGE-TRADED FUNDS (cost $124,639,255)(wa)		123,556,324

TOTAL LONG-TERM INVESTMENTS (cost $2,522,591,947)		2,412,379,668

SHORT-TERM INVESTMENTS 2.7%

AFFILIATED MUTUAL FUNDS 2.7%
PGIM Core Government Money Market Fund (7-day effective yield 3.777%)(wa)	45,652,670	45,652,670
PGIM Institutional Money Market Fund (7-day effective yield 3.854%) (cost $19,732,387; includes $19,663,429 of cash collateral for securities on loan)(b)(wa)	19,749,042	19,733,243

TOTAL AFFILIATED MUTUAL FUNDS (cost $65,385,057)		65,385,913

See Notes to Financial Statements.

PGIM Core Bond Fund 59

PGIM Core Bond Fund

Schedule of Investments (continued)

as of July 31, 2026

Description	Value

OPTIONS PURCHASED*~ 0.0% (cost $47,975)	$142,906

TOTAL SHORT-TERM INVESTMENTS (cost $65,433,032)	65,528,819

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 101.5% (cost $2,588,024,979)	2,477,908,487

OPTIONS WRITTEN*~ (0.0)% (premiums received $47,897)	(171,854)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 101.5% (cost $2,587,977,082)	2,477,736,633
Liabilities in excess of other assets(z) (1.5)%	(35,683,435)

NET ASSETS 100.0%	$2,442,053,198

See	the Glossary for a list of the abbreviation(s) used in the annual report.
*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $19,209,636; cash collateral of $19,663,429 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2026.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of July 31, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
5-Year Interest Rate Swap, 08/13/31	Call	CITI	08/11/26	3.29%	3.29%(A)	1 Day SOFR(A)/ 3.660%		879	$—
1-Year Interest Rate Swap, 09/23/27	Put	CITI	09/21/26	2.80%	3 Month EURIBOR(Q)/ 2.484%	2.80%(A)	EUR	3,430	5,914
1-Year Interest Rate Swap, 09/23/27	Put	CITI	09/21/26	10.29%	3 Month EURIBOR(Q)/ 2.484%	10.29%(A)	EUR	3,430	—
1-Year Interest Rate Swap, 03/23/28	Put	JPM	03/19/27	3.82%	1 Day SOFR(T)/ 3.660%	3.82%(T)		5,055	27,698
1-Year Interest Rate Swap, 03/23/28	Put	JPM	03/19/27	11.07%	1 Day SOFR(T)/ 3.660%	11.07%(T)		5,055	17
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.21%	1 Day SOFR(A)/ 3.660%	3.21%(A)		4,850	91,645
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	8.19%	1 Day SOFR(A)/ 3.660%	8.19%(A)		4,850	6
5-Year Interest Rate Swap, 08/13/31	Put	CITI	08/11/26	3.89%	1 Day SOFR(A)/ 3.660%	3.89%(A)		879	11,590

See Notes to Financial Statements.

PGIM Core Bond Fund

Schedule of Investments (continued)

as of July 31, 2026

Options Purchased (continued):

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.46.V1, 06/20/31	Put	DB	09/16/26	0.55%	CDX.NA.IG.46.V1(Q)	1.00%(Q)	2,900	$3,573
CDX.NA.IG.46.V1, 06/20/31	Put	JPM	09/16/26	0.60%	CDX.NA.IG.46.V1(Q)	1.00%(Q)	3,420	2,463

Total Options Purchased (cost $47,975)								$142,906

Options Written:

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
5-Year Interest Rate Swap, 08/13/31	Call	CITI	08/11/26	3.09%	1 Day SOFR(A)/ 3.660%	3.09%(A)		879	$—
CDX.NA.IG.46.V1, 06/20/31	Call	DB	09/16/26	0.48%	CDX.NA.IG.46.V1(Q)	1.00%(Q)		2,900	(462)
1-Year Interest Rate Swap, 09/23/27	Put	CITI	09/21/26	3.24%	3.24%(A)	3 Month EURIBOR(Q)/ 2.484%	EUR	6,860	(1,667)
1-Year Interest Rate Swap, 03/23/28	Put	JPM	03/19/27	4.27%	4.27%(T)	1 Day SOFR(T)/ 3.660%		10,110	(28,815)
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.49%	3.49%(A)	1 Day SOFR(A)/ 3.660%		4,850	(66,675)
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.69%	3.69%(A)	1 Day SOFR(A)/ 3.660%		4,850	(50,391)
5-Year Interest Rate Swap, 08/13/31	Put	CITI	08/11/26	3.69%	3.69%(A)	1 Day SOFR(A)/ 3.660%		879	(19,394)
CDX.NA.IG.46.V1, 06/20/31	Put	DB	09/16/26	0.68%	1.00%(Q)	CDX.NA.IG.46.V1(Q)		5,800	(2,232)
CDX.NA.IG.46.V1, 06/20/31	Put	JPM	09/16/26	0.70%	1.00%(Q)	CDX.NA.IG.46.V1(Q)		6,840	(2,218)

Total Options Written (premiums received $47,897)									$(171,854)

Futures contracts outstanding at July 31, 2026:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
367	2 Year U.S. Treasury Notes	Sep. 2026	$75,458,641	$ (287,205)
1,022	5 Year U.S. Treasury Notes	Sep. 2026	108,308,044	(835,824)
314	10 Year U.S. Treasury Notes	Sep. 2026	33,912,000	(310,912)
549	10 Year U.S. Ultra Treasury Notes	Sep. 2026	60,227,018	(991,074)

				(2,425,015)

Short Positions:
24	30 Day Federal Funds	Sep. 2026	9,637,771	(9,037)
88	20 Year U.S. Treasury Bonds	Sep. 2026	9,531,500	234,696
88	30 Year U.S. Ultra Treasury Bonds	Sep. 2026	9,652,500	290,694

				516,353

				$(1,908,662)

See Notes to Financial Statements.

PGIM Core Bond Fund 61

PGIM Core Bond Fund

Schedule of Investments (continued)

as of July 31, 2026

Bond forward contracts outstanding at July 31, 2026:

Purchase Bond Forwards	Counterparty	Settlement Date	Notional Amount (000)#	Strike Price	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Bond Forward Contracts:
U.S. Treasury Bond
2.250%, 08/15/49	JPM	10/27/26	40,665	$62.43	$25,387,469	$24,048,142	$—	$(1,339,327)
3.000%, 02/15/49	JPM	11/04/26	19,925	$72.25	14,395,762	13,835,641	—	(560,121)
3.375%, 11/15/48	BOA	09/14/26	29,165	$80.27	23,410,191	21,754,669	—	(1,655,522)

					$63,193,422	$59,638,452	$—	$(3,554,970)

Credit default swap agreements outstanding at July 31, 2026:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Buy Protection(1):
Republic of France	12/20/30	0.250%(Q)	1,990	$(9,030)	$(5,209)	$(3,821)	BARC

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Alphabet, Inc.	06/20/30	1.000%(Q)	2,815	0.491%	$54,528	$60,212	$(5,684)	GSI
Citigroup, Inc.	12/20/26	1.000%(Q)	4,835	0.240%	19,664	12,817	6,847	GSI
Comision Federal de Electricidad	06/20/27	1.000%(Q)	600	1.107%	103	786	(683)	BARC
Comision Federal de Electricidad	06/20/28	1.000%(Q)	645	1.230%	(1,968)	(1,777)	(191)	BARC
Comision Federal de Electricidad	06/20/29	1.000%(Q)	520	1.377%	(4,684)	(2,097)	(2,587)	BARC
Comision Federal de Electricidad	06/20/29	1.000%(Q)	135	1.377%	(1,216)	(724)	(492)	BARC
Hellenic Republic	12/20/26	1.000%(Q)	2,309	0.050%	11,103	8,066	3,037	BARC
Hellenic Republic	06/20/27	1.000%(Q)	545	0.068%	5,070	3,367	1,703	BARC
Hellenic Republic	12/20/27	1.000%(Q)	410	0.105%	5,453	3,596	1,857	BARC
HSBC Bank PLC	12/20/26	1.000%(Q)	1,910	0.140%	8,515	6,168	2,347	MSI
Kingdom of Norway	12/20/26	—%(Q)	5,500	0.027%	(567)	(1,053)	486	BARC
National Bank of Canada	12/20/26	1.000%(Q)	753	0.278%	2,952	2,125	827	CITI
Nomura Holdings, Inc.	06/20/27	1.000%(Q)	500	0.288%	3,683	3,113	570	BOA
Republic of Chile	06/20/28	1.000%(Q)	515	0.240%	7,737	6,007	1,730	BARC
Republic of France	12/20/26	0.250%(Q)	3,674	0.071%	3,578	2,137	1,441	BARC
Republic of France	06/20/27	0.250%(Q)	1,075	0.105%	1,671	1,159	512	BARC
Republic of France	12/20/30	0.250%(Q)	1,990	0.289%	(2,540)	(10,727)	8,187	BARC
Republic of Italy	09/20/26	1.000%(Q)	704	0.050%	1,720	932	788	BARC
Republic of Panama	06/20/27	1.000%(Q)	838	0.400%	5,345	4,169	1,176	BARC
Republic of Peru	06/20/28	1.000%(Q)	519	0.303%	7,189	5,005	2,184	BARC

See Notes to Financial Statements.

PGIM Core Bond Fund

Schedule of Investments (continued)

as of July 31, 2026

Credit default swap agreements outstanding at July 31, 2026 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):

Skandinaviska Enskilda Banken AB	12/20/26	1.000	%(Q)	1,690	0.096%	$7,825	$5,717	$2,108	MSI
Slovak Republic	12/20/27	1.000	%(Q)	800	0.176%	9,853	8,918	935	BARC
Standard Chartered PLC	12/20/26	1.000	%(Q)	1,062	0.149%	4,698	3,348	1,350	MSI
State of Israel	06/20/27	1.000	%(Q)	1,360	0.252%	10,446	9,909	537	CITI
State of Israel	06/20/27	1.000	%(Q)	300	0.252%	2,304	2,050	254	CITI
State of Qatar	12/20/26	1.000	%(Q)	1,140	0.161%	4,987	3,815	1,172	BARC
Verizon Communications, Inc.	06/20/27	1.000	%(Q)	1,173	0.349%	8,003	7,380	623	GSI
Wells Fargo & Co.	12/20/26	1.000	%(Q)	525	0.209%	2,199	1,693	506	JPM
Wells Fargo & Co.	12/20/26	1.000	%(Q)	341	0.209%	1,429	1,043	386	GSI

						$179,080	$147,154	$31,926

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Inflation swap agreement outstanding at July 31, 2026:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2026	Unrealized Appreciation (Depreciation)

Centrally Cleared Inflation Swap Agreement:
21,360	06/11/27	3.058%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	$—	$(108,314)	$(108,314)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

See Notes to Financial Statements.

PGIM Core Bond Fund 63

PGIM Core Bond Fund

Schedule of Investments (continued)

as of July 31, 2026

Interest rate swap agreements outstanding at July 31, 2026:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2026	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
2,245	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 3.660%	$ 415	$(17,267)	$(17,682)
48,850	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 3.660%	4,747	266,745	261,998
5,800	07/08/28	4.000%(A)	1 Day SOFR(2)(A)/ 3.660%	3,878	(14,251)	(18,129)
2,315	06/01/31	3.886%(A)	1 Day SOFR(2)(A)/ 3.660%	—	(27,825)	(27,825)
2,800	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 3.660%	1,278,108	1,423,429	145,321
3,148	06/01/56	4.132%(A)	1 Day SOFR(1)(A)/ 3.660%	—	21,731	21,731
3,148	06/04/56	4.127%(A)	1 Day SOFR(1)(A)/ 3.660%	(2,626)	22,200	24,826

				$1,284,522	$1,674,762	$390,240

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swap Agreements	$163,532	$(21,587)	$41,563	$(13,458)

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
CGM	$—	$3,532,460

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2026 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobiles	$—	$136,961,170	$—
Collateralized Loan Obligations	—	130,221,779	—
Consumer Loans	—	49,622,462	—
Credit Cards	—	998,019	—
Equipment	—	10,901,639	—
Home Equity Loans	—	28,006,472	—
Other	—	1,444,834	—
Student Loans	—	1,728,239	—
Commercial Mortgage-Backed Securities	—	208,885,690	—
Corporate Bonds	—	673,624,013	—
Municipal Bonds	—	9,058,888	—
Residential Mortgage-Backed Securities	—	67,045,563	—
Sovereign Bonds	—	46,501,702	—
U.S. Government Agency Obligations	—	614,939,941	—
U.S. Treasury Obligations	—	308,882,933	—

See Notes to Financial Statements.

PGIM Core Bond Fund

Schedule of Investments (continued)

as of July 31, 2026

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Affiliated Exchange-Traded Funds
Fixed Income	$123,556,324	$—	$—
Short-Term Investments
Affiliated Mutual Funds	65,385,913	—	—
Options Purchased	—	142,906	—

Total	$188,942,237	$2,288,966,250	$—

Liabilities
Options Written	$—	$(171,854)	$—

Other Financial Instruments*
Assets
Futures Contracts	$525,390	$—	$—
OTC Credit Default Swap Agreements	—	190,055	—
Centrally Cleared Interest Rate Swap Agreements	—	453,876	—

Total	$525,390	$643,931	$—

Liabilities
Futures Contracts	$(2,434,052)	$—	$—
OTC Bond Forward Contracts	—	(3,554,970)	—
OTC Credit Default Swap Agreements	—	(20,005)	—
Centrally Cleared Inflation Swap Agreement	—	(108,314)	—
Centrally Cleared Interest Rate Swap Agreements	—	(63,636)	—

Total	$(2,434,052)	$(3,746,925)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, bond forward contracts, forward foreign currency exchange contracts and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2026 were as follows:

U.S. Government Agency Obligations	25.2%
U.S. Treasury Obligations	12.6
Commercial Mortgage-Backed Securities	8.6
Banks	6.9
Automobiles	5.6
Collateralized Loan Obligations	5.3
Affiliated Exchange-Traded Funds	5.1
Residential Mortgage-Backed Securities	2.7
Affiliated Mutual Funds (0.8% represents investments purchased with collateral from securities on loan)	2.7
Consumer Loans	2.0
Electric	2.0
Sovereign Bonds	1.9
Pipelines	1.8
Oil & Gas	1.7
Telecommunications	1.4
Real Estate Investment Trusts (REITs)	1.2
Internet	1.2
Home Equity Loans	1.2
Healthcare-Services	1.1
Auto Manufacturers	1.1
Diversified Financial Services	0.8
Insurance	0.7
Media	0.7
Mining	0.6
Aerospace & Defense	0.6
Pharmaceuticals	0.5

Agriculture	0.5%
Equipment	0.4
Software	0.4
Municipal Bonds	0.4
Semiconductors	0.4
Computers	0.3
Lodging	0.3
Commercial Services	0.3
Iron/Steel	0.3
Building Materials	0.3
Foods	0.3
Retail	0.2
Chemicals	0.2
Shipbuilding	0.2
Engineering & Construction	0.2
Beverages	0.2
Real Estate	0.2
Office/Business Equipment	0.2
Transportation	0.2
Entertainment	0.1
Airlines	0.1
Auto Parts & Equipment	0.1
Holding Companies-Diversified	0.1
Gas	0.1
Student Loans	0.1
Other	0.1
Multi-National	0.1

See Notes to Financial Statements.

PGIM Core Bond Fund 65

PGIM Core Bond Fund

Schedule of Investments (continued)

as of July 31, 2026

Industry Classification (continued):

Healthcare-Products	0.0	*%
Housewares	0.0	*
Home Builders	0.0	*
Credit Cards	0.0	*
Biotechnology	0.0	*
Packaging & Containers	0.0	*
Electrical Components & Equipment	0.0	*
Metal Fabricate/Hardware	0.0	*
Options Purchased	0.0	*
Water	0.0	*

	101.5
Options Written	(0.0	)*
Liabilities in excess of other assets	(1.5)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of July 31, 2026 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Premiums paid for OTC swap agreements	$163,532	Premiums received for OTC swap agreements	$ 21,587
Credit contracts	Unaffiliated investments	6,036	Options written outstanding, at value	4,912
Credit contracts	Unrealized appreciation on OTC swap agreements	41,563	Unrealized depreciation on OTC swap agreements	13,458
Interest rate contracts	Due from/to broker-variation margin futures	525,390*	Due from/to broker-variation margin futures	2,434,052*
Interest rate contracts	Due from/to broker-variation margin swaps	453,876*	Due from/to broker-variation margin swaps	171,950*
Interest rate contracts	Unaffiliated investments	136,870	Options written outstanding, at value	166,942
Interest rate contracts	—	—	Unrealized depreciation on OTC bond forward contracts	3,554,970

		$1,327,267		$6,367,871

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the year ended July 31, 2026 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Swaps

Credit contracts	$(6,549)	$7,353	$—	$(66,221)

Interest rate contracts	4,960	(9,437)	(1,708,680)	(2,159,678)

Total	$(1,589)	$(2,084)	$(1,708,680)	$(2,225,899)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

See Notes to Financial Statements.

PGIM Core Bond Fund

Schedule of Investments (continued)

as of July 31, 2026

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(2)	Options Written	Futures	Bond Forward Contracts	Swaps
Credit contracts	$(573)	$1,526	$—	$—	$80,283
Interest rate contracts	94,491	(125,022)	(4,047,241)	(3,554,970)	2,611,687

Total	$93,918	$(123,496)	$(4,047,241)	$(3,554,970)	$2,691,970

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the year ended July 31, 2026, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*

Options Purchased (1)	$ 27,576
Options Written (2)	19,624,070
Futures Contracts - Long Positions (2)	327,700,049
Futures Contracts - Short Positions (2)	15,528,543
Bond Forward Contracts - Purchased (3)	22,398,217
Credit Default Swap Agreements - Buy Protection (2)	35,820,000
Credit Default Swap Agreements - Sell Protection (2)	36,586,762
Inflation Swap Agreements (2)	4,272,000
Interest Rate Swap Agreements (2)	104,749,200
Total Return Swap Agreements (2)	62,489,967

*	Average volume is based on average quarter end balances for the year ended July 31, 2026.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$19,209,636	$(19,209,636)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BARC	$73,165	$(29,361)	$43,804	$—	$43,804
BNP	91,651	(117,066)	(25,415)	—	(25,415)
BOA	3,683	(1,655,522)	(1,651,839)	1,645,772	(6,067)
CITI	33,206	(21,061)	12,145	—	12,145
DB	3,573	(2,694)	879	—	879
GSI	89,308	(5,684)	83,624	(80,000)	3,624
JPM	32,377	(1,930,481)	(1,898,104)	1,687,378	(210,726)
MSI	21,038	—	21,038	—	21,038

	$348,001	$(3,761,869)	$(3,413,868)	$3,253,150	$(160,718)

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Core Bond Fund 67

PGIM Core Bond Fund

Statement of Assets & Liabilities

as of July 31, 2026

Assets
Investments at value, including securities on loan of $19,209,636:
Unaffiliated investments (cost $2,398,000,667)	$2,288,966,250
Affiliated investments (cost $190,024,312)	188,942,237
Foreign currency, at value (cost $42,939)	43,786
Receivable for investments sold	30,230,913
Dividends and interest receivable	16,829,806
Receivable for Fund shares sold	2,066,147
Premiums paid for OTC swap agreements	163,532
Unrealized appreciation on OTC swap agreements	41,563
Due from broker—variation margin swaps	13,347
Prepaid expenses	151

Total Assets	2,527,297,732

Liabilities
Payable for investments purchased	57,529,476
Payable to broker for collateral for securities on loan	19,663,429
Unrealized depreciation on OTC bond forward contracts	3,554,970
Payable for Fund shares purchased	2,592,097
Due to broker—variation margin futures	669,122
Accrued expenses and other liabilities	540,156
Management fee payable	341,963
Options written outstanding, at value (premiums received $47,897)	171,854
Dividends and Distributions payable	100,653
Distribution fee payable	40,561
Premiums received for OTC swap agreements	21,587
Unrealized depreciation on OTC swap agreements	13,458
Trustees’ fees payable	2,757
Affiliated transfer agent fee payable	2,451

Total Liabilities	85,244,534

Net Assets	$2,442,053,198

Net assets were comprised of:
Shares of beneficial interest, at par	$285,613
Paid-in capital in excess of par	2,729,761,647
Total distributable earnings (loss)	(287,994,062)

Net assets, July 31, 2026	$2,442,053,198

See Notes to Financial Statements.

PGIM Core Bond Fund

Statement of Assets & Liabilities (continued)

as of July 31, 2026

Class A
Net asset value and redemption price per share, ($169,981,047 ÷ 19,884,209 shares of beneficial interest issued and outstanding)	$8.55
Maximum sales charge (3.25% of offering price)	0.29

Maximum offering price to public	$8.84

Class C
Net asset value, offering price and redemption price per share, ($4,715,691 ÷ 551,339 shares of beneficial interest issued and outstanding)	$8.55

Class R
Net asset value, offering price and redemption price per share, ($25,957 ÷ 3,038 shares of beneficial interest issued and outstanding)	$8.54

Class Z
Net asset value, offering price and redemption price per share, ($1,162,373,910 ÷ 135,977,656 shares of beneficial interest issued and outstanding)	$8.55

Class R6
Net asset value, offering price and redemption price per share, ($1,104,956,593 ÷ 129,197,018 shares of beneficial interest issued and outstanding)	$8.55

See Notes to Financial Statements.

PGIM Core Bond Fund 69

PGIM Core Bond Fund

Statement of Operations

Year Ended July 31, 2026

Net Investment Income (Loss)
Income
Interest income	$102,813,906
Affiliated dividend income	8,119,393
Income from securities lending, net (including affiliated income of $59,889)	59,905
Unaffiliated dividend income	1,174

Total income	110,994,378

Expenses
Management fee	7,621,547
Distribution fee(a)	494,565
Transfer agent’s fees and expenses (including affiliated expense of $27,714)(a)	1,362,174
Custodian and accounting fees	179,613
Registration fees(a)	123,506
Shareholders’ reports	102,640
Audit fee	75,762
Professional fees	52,581
SEC registration fees	41,937
Trustees’ fees	38,817
Miscellaneous	67,675

Total expenses	10,160,817
Less: Fee waiver and/or expense reimbursement(a)	(1,798,326)
Distribution fee waiver(a)	(59)

Net expenses	8,362,432

Net investment income (loss)	102,631,946

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $75,253)	(2,095,700)
Affiliated net capital gain distributions received	36,446
Futures transactions	(1,708,680)
Options written transactions	(2,084)
Swap agreement transactions	(2,225,899)
Foreign currency transactions	1,428

(5,994,489)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(1,601,699))	(27,342,335)
Futures	(4,047,241)
Bond forward contracts	(3,554,970)
Options written	(123,496)
Swap agreements	2,691,970
Foreign currencies	(1,239)

(32,377,311)

Net gain (loss) on investment and foreign currency transactions	(38,371,800)

Net Increase (Decrease) In Net Assets Resulting From Operations	$64,260,146

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class R	Class Z	Class R6
Distribution fee	441,988	52,401	176	—	—
Transfer agent’s fees and expenses	109,363	5,821	138	1,205,582	41,270
Registration fees	21,903	12,593	6,593	50,385	32,032
Fee waiver and/or expense reimbursement	(41,456)	(12,829)	(6,702)	(1,402,506)	(334,833)
Distribution fee waiver	—	—	(59)	—	—

See Notes to Financial Statements.

PGIM Core Bond Fund

Statements of Changes in Net Assets

	Year Ended July 31,

	2026	2025

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$102,631,946	$91,797,738
Net realized gain (loss) on investment and foreign currency transactions	(5,994,489)	(35,465,373)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(32,377,311)	18,470,470

Net increase (decrease) in net assets resulting from operations	64,260,146	74,802,835

Dividends and Distributions
Distributions from distributable earnings
Class A	(7,252,726)	(7,061,289)
Class C	(172,752)	(188,853)
Class R	(886)	(833)
Class Z	(47,807,125)	(22,434,881)
Class R6	(49,468,705)	(65,980,502)

	(104,702,194)	(95,666,358)

Fund share transactions (Net of share conversions)

Net proceeds from shares sold	717,420,413	801,459,294
Net asset value of shares issued in reinvestment of dividends and distributions	103,667,483	94,034,548
Cost of shares purchased	(591,163,364)	(578,429,615)

Net increase (decrease) in net assets from Fund share transactions	229,924,532	317,064,227

Total increase (decrease)	189,482,484	296,200,704

Net Assets:
Beginning of year	2,252,570,714	1,956,370,010

End of year	$2,442,053,198	$2,252,570,714

See Notes to Financial Statements.

PGIM Core Bond Fund 71

PGIM Core Bond Fund

Financial Highlights

Class A Shares
	Year Ended July 31,
	2026	2025	2024	2023		2022
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$8.68	$8.76	$8.62	$9.21		$10.53
Income (loss) from investment operations:
Net investment income (loss)	0.35	0.35	0.33	0.27		0.16
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.12)	(0.07)	0.17	(0.57)		(1.29)
Total from investment operations	0.23	0.28	0.50	(0.30)		(1.13)
Less Dividends and Distributions:
Dividends from net investment income	(0.36)	(0.36)	(0.36)	(0.29)		(0.19)
Tax return of capital distributions	-	-	-	(-	)(b)	-
Total dividends and distributions	(0.36)	(0.36)	(0.36)	(0.29)		(0.19)
Net asset value, end of year	$8.55	$8.68	$8.76	$8.62		$9.21
Total Return(c):	2.62%	3.28%	5.97%	(3.20)%		(10.81)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$169,981	$167,933	$160,305	$141,074		$148,963
Average net assets (000)	$176,795	$169,613	$147,083	$140,822		$180,069
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.64%	0.65%	0.65%	0.65%		0.65%
Expenses before waivers and/or expense reimbursement	0.66%	0.67%	0.68%	0.68%		0.68%
Net investment income (loss)	4.01%	3.98%	3.90%	3.07%		1.62%
Portfolio turnover rate(e)(f)	117%	121%	125%	207%		141%

(a)	Calculated based on average shares outstanding during the year.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Core Bond Fund

Financial Highlights  (continued)

Class C Shares

	Year Ended July 31,
	2026	2025	2024	2023		2022

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$8.69	$8.76	$8.63	$9.21		$10.53
Income (loss) from investment operations:
Net investment income (loss)	0.28	0.28	0.26	0.20		0.08
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.13)	(0.06)	0.16	(0.56)		(1.29)
Total from investment operations	0.15	0.22	0.42	(0.36)		(1.21)
Less Dividends and Distributions:
Dividends from net investment income	(0.29)	(0.29)	(0.29)	(0.22)		(0.11)
Tax return of capital distributions	-	-	-	(-	)(b)	-
Total dividends and distributions	(0.29)	(0.29)	(0.29)	(0.22)		(0.11)
Net asset value, end of year	$8.55	$8.69	$8.76	$8.63		$9.21
Total Return(c):	1.69%	2.58%	5.01%	(3.87)%		(11.52)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$4,716	$5,347	$5,724	$5,920		$5,692
Average net assets (000)	$5,240	$5,619	$5,899	$5,784		$6,519
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.45%	1.45%	1.45%	1.45%		1.45%
Expenses before waivers and/or expense reimbursement	1.69%	1.73%	1.71%	1.74%		1.64%
Net investment income (loss)	3.21%	3.18%	3.10%	2.28%		0.84%
Portfolio turnover rate(e)(f)	117%	121%	125%	207%		141%

(a)	Calculated based on average shares outstanding during the year.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Core Bond Fund  73

PGIM Core Bond Fund

Financial Highlights  (continued)

Class R Shares

	Year Ended July 31,
	2026	2025	2024	2023		2022
Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$8.68	$8.75	$8.62	$9.20		$10.52
Income (loss) from investment operations:
Net investment income (loss)	0.32	0.32	0.31	0.24		0.13
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.13)	(0.05)	0.15	(0.56)		(1.29)
Total from investment operations	0.19	0.27	0.46	(0.32)		(1.16)
Less Dividends and Distributions:
Dividends from net investment income	(0.33)	(0.34)	(0.33)	(0.26)		(0.16)
Tax return of capital distributions	-	-	-	(-	)(b)	-
Total dividends and distributions	(0.33)	(0.34)	(0.33)	(0.26)		(0.16)
Net asset value, end of year	$8.54	$8.68	$8.75	$8.62		$9.20
Total Return(c):	2.19%	3.09%	5.53%	(3.39)%		(11.10)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$26	$23	$21	$18		$18
Average net assets (000)	$23	$22	$19	$17		$19
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.95%	0.95%	0.95%	0.95%		0.95%
Expenses before waivers and/or expense reimbursement	29.85%	30.44%	39.64%	39.10%		38.21%
Net investment income (loss)	3.70%	3.68%	3.60%	2.77%		1.34%
Portfolio turnover rate(e)(f)	117%	121%	125%	207%		141%

(a)	Calculated based on average shares outstanding during the year.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Core Bond Fund

Financial Highlights  (continued)

Class Z Shares

	Year Ended July 31,
	2026	2025	2024	2023		2022

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$8.68	$8.76	$8.62	$9.21		$10.53
Income (loss) from investment operations:
Net investment income (loss)	0.38	0.37	0.36	0.30		0.20
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.12)	(0.06)	0.17	(0.57)		(1.30)
Total from investment operations	0.26	0.31	0.53	(0.27)		(1.10)
Less Dividends and Distributions:
Dividends from net investment income	(0.39)	(0.39)	(0.39)	(0.32)		(0.22)
Tax return of capital distributions	-	-	-	(-	)(b)	-
Total dividends and distributions	(0.39)	(0.39)	(0.39)	(0.32)		(0.22)
Net asset value, end of year	$8.55	$8.68	$8.76	$8.62		$9.21
Total Return(c):	2.95%	3.61%	6.18%	(2.78)%		(10.53)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$1,162,374	$960,092	$399,522	$363,763		$291,666
Average net assets (000)	$1,082,400	$502,687	$392,772	$311,324		$279,332
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.33%	0.33%	0.33%	0.33%		0.33%
Expenses before waivers and/or expense reimbursement	0.46%	0.45%	0.45%	0.47%		0.47%
Net investment income (loss)	4.33%	4.29%	4.22%	3.40%		1.99%
Portfolio turnover rate(e)(f)	117%	121%	125%	207%		141%

(a)	Calculated based on average shares outstanding during the year.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Core Bond Fund  75

PGIM Core Bond Fund

Financial Highlights  (continued)

Class R6 Shares

	Year Ended July 31,
	2026	2025	2024	2023		2022

Per Share Operating Performance(a):
Net Asset Value, Beginning of Year	$8.69	$8.76	$8.62	$9.21		$10.53
Income (loss) from investment operations:
Net investment income (loss)	0.38	0.38	0.36	0.30		0.20
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(0.13)	(0.06)	0.17	(0.57)		(1.30)
Total from investment operations	0.25	0.32	0.53	(0.27)		(1.10)
Less Dividends and Distributions:
Dividends from net investment income	(0.39)	(0.39)	(0.39)	(0.32)		(0.22)
Tax return of capital distributions	-	-	-	(-	)(b)	-
Total dividends and distributions	(0.39)	(0.39)	(0.39)	(0.32)		(0.22)
Net asset value, end of year	$8.55	$8.69	$8.76	$8.62		$9.21
Total Return(c):	2.84%	3.74%	6.20%	(2.77)%		(10.52)%

Ratios/Supplemental Data:
Net assets, end of year (000)	$1,104,957	$1,119,176	$1,390,798	$1,063,282		$1,024,671
Average net assets (000)	$1,117,274	$1,467,995	$1,141,091	$1,000,004		$1,045,549
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.32%	0.32%	0.32%	0.32%		0.32%
Expenses before waivers and/or expense reimbursement	0.35%	0.35%	0.36%	0.35%		0.35%
Net investment income (loss)	4.34%	4.31%	4.23%	3.40%		1.98%
Portfolio turnover rate(e)(f)	117%	121%	125%	207%		141%

(a)	Calculated based on average shares outstanding during the year.
(b)	Amount rounds to zero.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	The Fund accounts for mortgage dollar roll transactions, when applicable, as purchases and sales which, as a result, can increase its portfolio turnover rate.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Notes to Financial Statements

1.	Organization

The Target Portfolio Trust (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate to the following series of the RIC: PGIM Quant Solutions Small-Cap Value Fund and PGIM Core Bond Fund (each, a “Fund” and collectively, the “Funds”). The Funds are classified as diversified funds for purposes of the 1940 Act.

The Funds have the following investment objectives:

Fund	Investment Objective

PGIM Quant Solutions Small-Cap Value Fund (“Quant Solutions Small-Cap Value”)	Above average capital appreciation.

PGIM Core Bond Fund (“Core Bond”)	Total return.

2.	Accounting Policies

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Funds consistently follow such policies in the preparation of their financial statements.

The Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of ASU 2023-07 exclusively impacted financial statement disclosures only and did not affect the Funds’ financial position or performance. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance. The officers of the Fund, as listed in the Fund’s Statement of Additional Information, act as each Fund’s chief operating decision maker (“CODM”). The CODM has determined that each Fund has a single operating segment as the CODM monitors the operating results of each Fund as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of their respective prospectus, based on a defined investment strategy which is executed by the Funds’ subadviser.

The CODM allocates resources and assesses performance based on the operating results of each Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statement of Changes in Net Assets and Financial Highlights.

Securities Valuation: The Funds’ hold securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Funds’ investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Funds’ valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments”, the “Investment Manager” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Funds’ investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities of the Valuation Designee under Rule 2a-5. The valuation procedures permit the Funds’ to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting year-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds’ foreign investments may change on days when investors cannot purchase or redeem Funds’ shares.

Notes to Financial Statements (continued)

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via Nasdaq are valued at the Nasdaq official closing price. To the extent these securities are valued at the last sale price or Nasdaq official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter (“OTC”) market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Funds utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Funds utilize the market approach when quoted prices in broker-dealer markets are available but also include consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Bond Forward Contracts: Certain Funds invested in bond forward contracts which are primarily used to hedge their exposure to interest rate fluctuations. These transactions involve a commitment by the Fund to purchase or sell a specific bond at a future date for a predetermined fixed price and with no upfront payments. Bond forward contracts are valued daily at the current underlying bond forward price and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on bond forward contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference of the agreed upon forward price and the actual price of the security at settlement. This gain (loss), if any, is included in net realized gain (loss) on bond forward transactions.

Options: The Funds may purchase and/or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Funds currently own or intend to purchase. The Funds may also use options to gain additional market exposure. The Funds’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Funds purchase an option, they pay a premium and an amount equal to that premium is recorded as an asset. When the Funds write an option, they receive a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Funds realize a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Funds have realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Funds, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Funds bear the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Funds, as purchaser of an OTC option, bear the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Funds since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Funds write an option on a swap, an amount equal to any premium received by the Funds is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Funds become obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Funds become obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Funds will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Funds are required to deposit collateral with a futures commission merchant an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the

Notes to Financial Statements (continued)

Funds each day, equal to the change in the mark-to-market value of the futures contract. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Funds invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Funds intend to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Funds since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Funds entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. Certain Funds are subject to interest rate risk exposure in the normal course of pursuing their investment objective. Certain Funds used interest rate swaps to maintain their ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Inflation Swaps: The Funds entered into inflation swap agreements to protect against fluctuations in inflation rates. Inflation swaps are characterized by one party paying a fixed rate in exchange for a floating rate that is derived from an inflation index, such as the Consumer Price Index or UK Retail Price Index. Inflation swaps subject the Funds to interest rate risk.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively, a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Funds are subject to credit risk in the normal course of pursuing their investment objectives, and as such, have entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be “short the credit” because the higher the contract value rises, the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Funds’ maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Funds generally receive an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Funds effectively increase their investment risk because, in addition to their total net assets, the Funds may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Funds, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations or net amounts received from the settlement of buy protection credit default swap agreements which the Funds entered into for the same referenced entity or index. As a buyer of protection, the Funds generally receive an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Funds are the seller of protection as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. Certain Funds are subject to risk exposures associated with the referenced asset in the normal course of pursuing their investment objectives. Certain Funds entered into total return swaps to manage their exposure to a security or an index. The Funds’ maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Funds’ favor, from the point of entering into the contract.

Mortgage-Backed and Asset-Backed Securities: Mortgage-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Funds. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may be classified as pass-through certificates or collateralized obligations, such as collateralized bond obligations, collateralized loan obligations and other similarly structured securities. The value of mortgage-backed and asset-backed securities varies with changes in interest rates and may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (“IO”) and principal (“PO”) distributions on a pool of mortgage assets. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Master Netting Arrangements: The RIC, on behalf of each Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of each Fund. A master netting arrangement between each Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by each Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The RIC, on behalf of each Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to each Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by each Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to each Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective

Notes to Financial Statements (continued)

swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Delayed-Delivery Transactions: The Funds may purchase or sell securities on a when-issued or delayed-delivery and forward commitment basis, including TBA securities. These transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Funds will set aside and maintain an amount of liquid assets sufficient to meet the purchase price in a segregated account until the settlement date. When purchasing a security on a delayed-delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Funds may dispose of or renegotiate a delayed-delivery transaction subsequent to establishment, and may sell when-issued securities before they are delivered, which may result in a realized gain (loss). When selling a security on a delayed-delivery basis, the Funds forfeit their eligibility to realize future gains (losses) with respect to the security.

Securities Lending: The Funds may lend their portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund have the right to repurchase the securities in the open market using the collateral.

The Fund recognize income, net of any rebate and securities lending agent fees, for lending their securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continue to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Mortgage Dollar Rolls: Certain Funds entered into mortgage dollar rolls in which the Funds sell mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enter into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Funds forgo principal and interest paid on the securities. The Funds are compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain on investment transactions. The Funds maintain a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls. The Funds are subject to the risk that the market value of the securities the Funds are obligated to repurchase under the agreement may decline below the repurchase price.

Equity and Mortgage Real Estate Investment Trusts (collectively “REITs”): Certain Funds invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Funds become aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Funds’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Quant Solutions Small-Cap Value
Net Investment Income	Annually
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

Core Bond
Net Investment Income	Monthly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, each Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of each Fund, has entered into management agreements with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into subadvisory agreements with the subadvisers listed below (each a “subadviser” and collectively the “subadvisers”). The Manager pays for the services of subadvisers.

Fund	Subadviser(s)
Quant Solutions Small-Cap Value	PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions”)(a wholly-owned subsidiary of PGIM, Inc.)
Core Bond	PGIM Credit (an investment group of PGIM, Inc.) In 2025, PGIM Fixed Income and PGIM Private Credit (formerly known as PGIM Private Capital) were combined to form PGIM Credit; PGIM Limited (an indirect, wholly-owned subsidiary of PGIM, Inc.)

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended July 31, 2026, the contractual and effective management fee rates were as follows:

Fund	Contractual Management Fee	Effective Management Fee, before any waiver and/or expense reimbursements
Quant Solutions Small-Cap Value	0.60% of average daily net assets up to $2 billion; 0.575% of average daily net assets over $2 billion.	0.60%
Core Bond	0.32% of average daily net assets up to $10 billion; 0.31% of average daily net assets over $10 billion.	0.32

Notes to Financial Statements (continued)

For Quant Solutions Small-Cap Value, the Manager has contractually agreed to waive and/or reimburse up to 0.01% of the fees and expenses from the Fund, through November 30, 2027, to the extent that the Fund’s net annual operating expenses and acquired fund fees and expenses (exclusive of taxes, interest, distribution and service (12b-1) fees and certain extraordinary expenses) exceed 0.68% of the Fund’s average daily net assets on an annualized basis. Separately, the Manager has contractually agreed, through November 30, 2027, to limit transfer agency, shareholder servicing, sub-transfer agency, and blue sky fees, as applicable, to the extent that such fees cause the total annual fund operating expenses to exceed 1.14% of average daily net assets for Class R2 shares or 0.89% of average daily net assets for Class R4 shares. This contractual expense limitation excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. For Core Bond, the Manager has contractually agreed, through November 30, 2027, to limit total annual fund operating expenses, after fee waivers and/or expense reimbursements as indicated in the table below. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Expenses waived or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a stated expense ratio limit may be recouped by the Manager within the same fiscal year in which such waiver and/or reimbursement is made. Any such recoupment is limited to the lesser of the amounts that would be recoupable under: (i) the expense limitation in effect at the time the waiver and/or reimbursement was made or (ii) the expense limitation in effect at the time of recoupment. The expense limitations attributable to each class are as follows:

Fund	Class Expense Limitation
Core Bond - Class A	0.70%
Core Bond - Class C	1.45
Core Bond - Class R	0.95
Core Bond - Class Z	0.33
Core Bond - Class R6	0.32

The RIC, on behalf of each Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares of each Fund, as applicable. Each Fund compensates PIMS for distributing and servicing each Funds’ Class A, Class C, Class R and Class R2 shares, as applicable, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, each Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed, through November 30, 2027, to limit such fees on certain classes based on daily average net assets. The distribution fees are accrued daily and payable monthly.

The Quant Solutions Small-Cap Value has adopted a Shareholder Services Plan with respect to Class R2 and Class R4 shares. Under the terms of the Shareholder Services Plan, Class R2 and Class R4 shares are authorized to compensate Prudential Mutual Fund Services LLC (“PMFS”), its affiliates or third-party service providers for services rendered to the shareholders of such Class R2 or Class R4 shares. The shareholder service fee is accrued daily and paid monthly, as applicable.

Each Funds’ annual gross and net distribution rates and maximum shareholder service fee, where applicable, are as follows:

Fund	Gross Distribution Fee	Net Distribution Fee	Shareholder Service Fee
Quant Solutions Small-Cap Value - Class A	0.30%	0.25%	N/A	%
Quant Solutions Small-Cap Value - Class C	1.00	1.00	N/A
Quant Solutions Small-Cap Value - Class R	0.75	0.50	N/A
Quant Solutions Small-Cap Value - Class Z	N/A	N/A	N/A
Quant Solutions Small-Cap Value - Class R2	0.25	0.25	0.10
Quant Solutions Small-Cap Value - Class R4	N/A	N/A	0.10
Quant Solutions Small-Cap Value - Class R6	N/A	N/A	N/A
Core Bond - Class A	0.25	0.25	N/A
Core Bond - Class C	1.00	1.00	N/A
Core Bond - Class R	0.75	0.50	N/A
Core Bond - Class Z	N/A	N/A	N/A

Fund	Gross Distribution Fee	Net Distribution Fee	Shareholder Service Fee

Core Bond - Class R6	N/A%	N/A%	N/A%

For the year ended July 31, 2026, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Fund	FESL	CDSC

Quant Solutions Small-Cap Value - Class A	$14,935	$267

Quant Solutions Small-Cap Value - Class C	—	37

Core Bond - Class A	141,705	8,552

Core Bond - Class C	—	504

PGIM Investments, PGIM, Inc., PGIM Limited, PIMS, PMFS and PGIM Quantitative Solutions are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

PMFS serves as each Fund’s transfer agent and shareholder servicing agent. Transfer agent’s and shareholder servicing agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Funds may invest their overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and their securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Funds may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the year ended July 31, 2026, no Rule 17a-7 transactions were entered into by the Funds.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the year ended July 31, 2026, were as follows:

Fund	Cost of Purchases	Proceeds from Sales

Quant Solutions Small-Cap Value	$ 472,829,280	$ 523,266,494

Core Bond	2,541,286,273	2,546,370,267

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the year ended July 31, 2026, is presented as follows:

Quant	Solutions Small-Cap Value:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income		Capital Gain Distributions

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 3.777%)(wb)

$ 214,447	$ 39,390,043	$ 38,104,286	$ —	$ —	$1,500,204	1,500,204	$31,266		$—

PGIM Institutional Money Market Fund (7-day effective yield 3.854%)(b)(wb)

20,699,873	62,372,623	82,026,152	(583)	2,336	1,048,097	1,048,936	15,110	(1)	—

$20,914,320	$101,762,666	$120,130,438	$(583)	$2,336	$2,548,301		$46,376		$—

Notes to Financial Statements (continued)

Core Bond:

Value, Beginning of Year	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Year	Shares, End of Year	Income		Capital Gain Distributions

Long-Term Investments - Affiliated Exchange-Traded Funds(wa):

PGIM AAA CLO ETF
$106,503,268	$14,876,033	$48,219,738	$(309,625)	$81,006	$72,930,944	1,421,933	$5,068,381		$ —

PGIM Corporate Bond 0-5 Year ETF
—	28,971,079	—	(402,089)	—	28,568,990	575,000	1,012,689		12,046

PGIM Corporate Bond 5-10 Year ETF
—	22,944,412	—	(888,022)	—	22,056,390	450,000	781,232		24,400
$106,503,268	$66,791,524	$48,219,738	$(1,599,736)	$81,006	$123,556,324		$6,862,302		$36,446

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 3.777%)(wa)
10,616,464	935,383,193	900,346,987	—	—	45,652,670	45,652,670	1,257,091		—

PGIM Institutional Money Market Fund (7-day effective yield 3.854%)(b)(wa)
38,371,094	304,082,757	322,712,892	(1,963)	(5,753)	19,733,243	19,749,042	59,889	(1)	—
$ 48,987,558	$1,239,465,950	$1,223,059,879	$(1,963)	$(5,753)	$65,385,913		$1,316,980		$ —
$155,490,826	$1,306,257,474	$1,271,279,617	$(1,601,699)	$75,253	$188,942,237		$8,179,282		$36,446

(1)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	Represents investments in Funds affiliated with the Manager.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6.	Distributions and Tax Information

Quant Solutions Small-Cap Value has a tax year end of October 31st and Core Bond has a tax year of July 31st.

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date.

For the tax year ended October 31, 2025, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Fund	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions
Quant Solutions Small-Cap Value	$22,160,571	$25,465,315	$—	$47,625,886

For the tax year ended October 31, 2024, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Fund	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions
Quant Solutions Small-Cap Value	$13,757,290	$—	$—	$13,757,290

For the latest tax year ended October 31, 2025, the Fund had the following amounts of accumulated undistributed earnings on a tax basis:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
Quant Solutions Small-Cap Value	$1,941,700	$1,328,126

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation (depreciation) as of July 31, 2026 were as follows:

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation

Quant Solutions Small-Cap Value	$362,048,291	$87,275,364	$(13,019,266)	$74,256,098

The difference between book and tax basis was primarily attributable to deferred losses on wash sales.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four tax years up to the most recent tax year ended October 31, 2025 are subject to such review.

For the year ended July 31, 2026, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Fund	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions
Core Bond	$104,702,194	$—	$—	$104,702,194

For the year ended July 31, 2025, the tax character of dividends paid as reflected in the Statement of Changes in Net Assets were as follows:

Fund	Ordinary Income	Long-Term Capital Gains	Tax Return of Capital	Total Dividends and Distributions
Core Bond	$95,666,358	$—	$—	$95,666,358

For the year ended July 31, 2026, the Fund had the following amounts of accumulated undistributed earnings on a tax basis:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
Core Bond	$1,126,387	$—

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation (depreciation) as of July 31, 2026 were as follows:

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation

Core Bond	$2,595,854,577	$6,645,749	$(129,775,349)	$(123,129,600)

The differences between GAAP and tax basis were primarily attributable to deferred losses on wash sales, amortization of premiums, futures and other cost basis differences between GAAP and tax accounting.

For federal income tax purposes, the Fund had an approximated capital loss carryforward as of July 31, 2026 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Fund	Capital Loss Carryforward	Capital Loss Carryforward Utilized
Core Bond	$165,749,000	$—

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended July 31, 2026 are subject to such review.

7.	Capital and Ownership

The Quant Solutions Small-Cap Value offers Class A, Class C, Class R, Class Z, Class R2, Class R4 and Class R6 shares. The Core Bond offers Class A, Class C, Class R, Class Z, and Class R6 shares. Class A shares are sold with a maximum FESL of 5.50% for Quant Solutions Small-Cap Value and 3.25% for Core Bond. For Quant Solutions Small-Cap Value, investors who purchase $1 million or more of Class A shares and sell those shares within 12 months of purchase are subject to a CDSC of 1% on sales although these purchases

Notes to Financial Statements (continued)

are not subject to a FESL. For Core Bond, investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a CDSC of 1% on sales although these purchases are not subject to a FESL. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years after purchase. Class R shares are available to certain retirement plans, clearing and settlement firms. Class R, Class Z, Class R2, Class R4 and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of each Fund to one or more other share classes of each Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share.

As of July 31, 2026, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of each Fund as follows:

Fund	Number of Shares	Percentage of Outstanding Shares
Quant Solutions Small-Cap Value–Class Z	62,478	0.9%
Quant Solutions Small-Cap Value–Class R2	832	21.4
Quant Solutions Small-Cap Value–Class R4	847	100.0
Core Bond–Class R	1,359	44.7
Core Bond–Class Z	33,339	0.1

At the reporting period end, the number of shareholders holding greater than 5% of the Funds are as follows:

Fund	Number of Shareholders	Percentage of Outstanding Shares
Affiliated:
Quant Solutions Small-Cap Value	—	—%
Core Bond	—	—
Unaffiliated:
Quant Solutions Small-Cap Value	6	77.7
Core Bond	5	79.8

Transactions in shares of beneficial interest were as follows:

Quant Solutions Small-Cap Value:

Share Class	Shares	Amount

Class A
Year ended July 31, 2026:
Shares sold	108,084	$2,190,248
Shares issued in reinvestment of dividends and distributions	48,815	950,913
Shares purchased	(636,108)	(12,631,984)
Net increase (decrease) in shares outstanding before conversion	(479,209)	(9,490,823)
Shares issued upon conversion from other share class(es)	15,908	309,190
Shares purchased upon conversion into other share class(es)	(72,665)	(1,490,090)
Net increase (decrease) in shares outstanding	(535,966)	$(10,671,723)

Year ended July 31, 2025:
Shares sold	113,770	$1,958,673
Shares issued in reinvestment of dividends and distributions	651,128	11,629,141
Shares purchased	(920,178)	(15,875,003)
Net increase (decrease) in shares outstanding before conversion	(155,280)	(2,287,189)
Shares issued upon conversion from other share class(es)	18,938	306,639

Quant Solutions Small-Cap Value (cont’d.):

Share Class	Shares	Amount
Shares purchased upon conversion into other share class(es)	(38,442)	$(678,330)
Net increase (decrease) in shares outstanding	(174,784)	$(2,658,880)

Class C
Year ended July 31, 2026:
Shares sold	1,332	$24,948
Shares issued in reinvestment of dividends and distributions	156	3,005
Shares purchased	(8,758)	(166,271)
Net increase (decrease) in shares outstanding before conversion	(7,270)	(138,318)
Shares purchased upon conversion into other share class(es)	(13,550)	(261,089)
Net increase (decrease) in shares outstanding	(20,820)	$(399,407)

Year ended July 31, 2025:
Shares sold	2,819	$48,050
Shares issued in reinvestment of dividends and distributions	8,264	147,257
Shares purchased	(21,684)	(367,429)
Net increase (decrease) in shares outstanding before conversion	(10,601)	(172,122)
Shares purchased upon conversion into other share class(es)	(16,822)	(272,962)
Net increase (decrease) in shares outstanding	(27,423)	$(445,084)

Class R
Year ended July 31, 2026:
Shares sold	167,045	$3,372,853
Shares issued in reinvestment of dividends and distributions	42,634	811,751
Shares purchased	(1,587,875)	(30,500,170)
Net increase (decrease) in shares outstanding	(1,378,196)	$(26,315,566)

Year ended July 31, 2025:
Shares sold	462,982	$7,310,112
Shares issued in reinvestment of dividends and distributions	699,372	12,225,022
Shares purchased	(1,217,121)	(20,926,064)
Net increase (decrease) in shares outstanding	(54,767)	$(1,390,930)

Class Z
Year ended July 31, 2026:
Shares sold	1,266,050	$25,089,879
Shares issued in reinvestment of dividends and distributions	93,232	1,813,362
Shares purchased	(1,828,774)	(36,408,353)
Net increase (decrease) in shares outstanding before conversion	(469,492)	(9,505,112)
Shares issued upon conversion from other share class(es)	70,215	1,435,858
Shares purchased upon conversion into other share class(es)	(6,763)	(122,797)
Net increase (decrease) in shares outstanding	(406,040)	$(8,192,051)

Year ended July 31, 2025:
Shares sold	4,110,757	$80,223,621
Shares issued in reinvestment of dividends and distributions	945,137	16,851,799
Shares purchased	(2,462,860)	(42,669,419)
Net increase (decrease) in shares outstanding before conversion	2,593,034	54,406,001
Shares issued upon conversion from other share class(es)	498,864	10,252,343
Shares purchased upon conversion into other share class(es)	(8,122)	(141,720)
Net increase (decrease) in shares outstanding	3,083,776	$64,516,624

Class R2
Year ended July 31, 2026:
Shares sold	654	$12,754
Shares issued in reinvestment of dividends and distributions	42	814
Shares purchased	(1,607)	(31,061)
Net increase (decrease) in shares outstanding	(911)	$(17,493)

Year ended July 31, 2025:

Notes to Financial Statements (continued)

Quant Solutions Small-Cap Value (cont’d.):

Share Class	Shares	Amount
Shares sold	2,975	$55,380
Shares issued in reinvestment of dividends and distributions	1,393	24,829
Shares purchased	(7,962)	(131,992)
Net increase (decrease) in shares outstanding	(3,594)	$(51,783)

Class R4
Year ended July 31, 2026:
Shares issued in reinvestment of dividends and distributions	10	$189
Net increase (decrease) in shares outstanding	10	$189

Year ended July 31, 2025:
Shares issued in reinvestment of dividends and distributions	98	$1,745
Shares purchased	(136)	(2,625)
Net increase (decrease) in shares outstanding	(38)	$(880)

Class R6
Year ended July 31, 2026:
Shares sold	172,465	$3,420,088
Shares issued in reinvestment of dividends and distributions	34,016	662,627
Shares purchased	(486,516)	(9,742,058)
Net increase (decrease) in shares outstanding before conversion	(280,035)	(5,659,343)
Shares issued upon conversion from other share class(es)	7,231	140,364
Shares purchased upon conversion into other share class(es)	(619)	(11,436)
Net increase (decrease) in shares outstanding	(273,423)	$(5,530,415)

Year ended July 31, 2025:
Shares sold	425,451	$7,752,989
Shares issued in reinvestment of dividends and distributions	341,597	6,100,915
Shares purchased	(3,454,617)	(69,405,655)
Net increase (decrease) in shares outstanding before conversion	(2,687,569)	(55,551,751)
Shares issued upon conversion from other share class(es)	12,657	229,762
Shares purchased upon conversion into other share class(es)	(466,300)	(9,695,732)
Net increase (decrease) in shares outstanding	(3,141,212)	$(65,017,721)

Core Bond:

Share Class	Shares	Amount

Class A
Year ended July 31, 2026:
Shares sold	4,716,288	$41,495,147
Shares issued in reinvestment of dividends and distributions	826,292	7,246,848
Shares purchased	(4,787,832)	(42,006,010)
Net increase (decrease) in shares outstanding before conversion	754,748	6,735,985
Shares issued upon conversion from other share class(es)	207,850	1,826,926
Shares purchased upon conversion into other share class(es)	(423,505)	(3,727,285)
Net increase (decrease) in shares outstanding	539,093	$4,835,626

Year ended July 31, 2025:
Shares sold	5,733,344	$50,152,319
Shares issued in reinvestment of dividends and distributions	808,391	7,047,619
Shares purchased	(5,344,818)	(46,442,887)
Net increase (decrease) in shares outstanding before conversion	1,196,917	10,757,051
Shares issued upon conversion from other share class(es)	178,758	1,559,858

Core Bond (cont’d.):

Share Class	Shares	Amount
Shares purchased upon conversion into other share class(es)	(338,311)	$(2,938,454)
Net increase (decrease) in shares outstanding	1,037,364	$9,378,455

Class C
Year ended July 31, 2026:
Shares sold	143,803	$1,271,426
Shares issued in reinvestment of dividends and distributions	19,644	172,377
Shares purchased	(157,568)	(1,380,063)
Net increase (decrease) in shares outstanding before conversion	5,879	63,740
Shares purchased upon conversion into other share class(es)	(70,197)	(616,642)
Net increase (decrease) in shares outstanding	(64,318)	$(552,902)

Year ended July 31, 2025:
Shares sold	194,695	$1,702,049
Shares issued in reinvestment of dividends and distributions	21,531	187,801
Shares purchased	(192,682)	(1,678,692)
Net increase (decrease) in shares outstanding before conversion	23,544	211,158
Shares purchased upon conversion into other share class(es)	(61,247)	(534,897)
Net increase (decrease) in shares outstanding	(37,703)	$(323,739)

Class R
Year ended July 31, 2026:
Shares sold	1,731	$15,050
Shares issued in reinvestment of dividends and distributions	98	860
Shares purchased	(1,449)	(12,524)
Net increase (decrease) in shares outstanding	380	$3,386

Year ended July 31, 2025:
Shares sold	163	$1,416
Shares issued in reinvestment of dividends and distributions	96	833
Shares purchased	(2)	(21)
Net increase (decrease) in shares outstanding	257	$2,228

Class Z
Year ended July 31, 2026:
Shares sold	49,140,058	$431,415,411
Shares issued in reinvestment of dividends and distributions	5,450,303	47,781,606
Shares purchased	(29,339,475)	(256,761,197)
Net increase (decrease) in shares outstanding before conversion	25,250,886	222,435,820
Shares issued upon conversion from other share class(es)	308,199	2,714,795
Shares purchased upon conversion into other share class(es)	(180,857)	(1,592,484)
Net increase (decrease) in shares outstanding	25,378,228	$223,558,131

Year ended July 31, 2025:
Shares sold	42,365,016	$368,897,545
Shares issued in reinvestment of dividends and distributions	2,573,547	22,423,170
Shares purchased	(27,555,910)	(239,088,745)
Net increase (decrease) in shares outstanding before conversion	17,382,653	152,231,970
Shares issued upon conversion from other share class(es)	47,861,983	413,085,001
Shares purchased upon conversion into other share class(es)	(264,656)	(2,338,172)
Net increase (decrease) in shares outstanding	64,979,980	$562,978,799

Class R6
Year ended July 31, 2026:
Shares sold	27,701,083	$243,223,379
Shares issued in reinvestment of dividends and distributions	5,524,506	48,465,792
Shares purchased	(33,048,747)	(291,003,570)
Net increase (decrease) in shares outstanding before conversion	176,842	685,601
Shares issued upon conversion from other share class(es)	261,107	2,299,467

Notes to Financial Statements (continued)

Core Bond (cont’d.):

Share Class	Shares	Amount
Shares purchased upon conversion into other share class(es)	(102,664)	$(904,777)
Net increase (decrease) in shares outstanding	335,285	$2,080,291

Year ended July 31, 2025:
Shares sold	43,527,862	$380,705,965
Shares issued in reinvestment of dividends and distributions	7,383,097	64,375,125
Shares purchased	(33,569,571)	(291,219,270)
Net increase (decrease) in shares outstanding before conversion	17,341,388	153,861,820
Shares issued upon conversion from other share class(es)	395,512	3,471,285
Shares purchased upon conversion into other share class(es)	(47,672,276)	(412,304,621)
Net increase (decrease) in shares outstanding	(29,935,376)	$(254,971,516)

8.	Borrowings

The RIC, on behalf of each Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end as well as the prior SCA.

	Current SCA	Prior SCA
Term of Commitment	9/26/2025 - 9/24/2026	9/27/2024 - 9/25/2025
Total Commitment	$1,200,000,000	$1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Funds indicated below utilized the SCA during the year ended July 31, 2026. The average balance outstanding is for the number of days the Funds utilized the SCA.

Fund	Average Balance Outstanding	Weighted Average Interest Rates	Number of Days Outstanding	Maximum Balance Outstanding	Balance Outstanding at July 31, 2026
Quant Solutions Small-Cap Value	$1,059,667	4.87%	21	$4,956,000	$—
Core Bond	1,430,000	4.62	1	1,430,000	—

9.	Risks of Investing in the Funds

Each Fund’s principal risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Fund, please refer to the Prospectus and Statement of Additional Information of that Fund.

Risks	Quant Solutions Small-Cap Value	Core Bond
Credit	–	X
Debt Obligations	–	X
Derivatives	–	X

Risks	Quant Solutions Small-Cap Value	Core Bond
Economic and Market Events	X	X
Equity and Equity-Related Securities	X	–
Foreign Securities	–	X
Increase in Expenses	X	X
Interest Rate	–	X
Large Shareholder and Large Scale Redemption	X	X
Management	X	X
Market Disruption and Geopolitical	X	X
Market	X	X
Model Design	X	–
Model Implementation	X	–
Mortgage-Backed and Asset-Backed Securities	–	X
Portfolio Turnover	X	–
Real Estate Investment Trust	X	–
Sector Exposure	X	–
Small Company	X	–
U.S. Government and Agency Securities	–	X
Value Style	X	–

Credit Risk: This is the risk that the issuer, the guarantor, or the insurer of a fixed income security, or the counterparty to a contract may be unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer, or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Debt Obligations Risk: Debt obligations are fixed income investments that are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, will depend on the ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

Appropriate derivatives may not be available in all circumstances for risk management or other purposes for which the Fund seeks to use them. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements, and risk exposure limitations. Regulation of derivatives can make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Notes to Financial Statements (continued)

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” In addition, if the Fund purchases a fixed income security at a premium (at a price that exceeds its stated par or principal value), the Fund may lose the amount of the premium paid in the event of prepayment. When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including the U.S. and Israeli military operation against Iran, Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as the Middle East, South America, Eastern Europe, and Asia, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

Recent policy decisions of the U.S. government and governments of foreign countries may increase geopolitical risks that could adversely affect the investment performance of the Fund. These policies have the potential to impact international relations, trade agreements and the overall regulatory environment in ways that could create uncertainty and instability in domestic and global markets. Actions taken by the U.S. government and governments of foreign countries in respect of international trade relations could lead to trade wars, increased costs for imported goods, disruptions in supply chains, reduced foreign investment, and instability in regions where the Fund invests. The risk of such events has meaningfully increased in recent periods due to heightened international tensions stemming from rivalry among the world’s dominant economic and military powers.

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions.

Model Design Risk: The subadviser uses certain quantitative models to help guide its investment decisions. The design of the underlying models may be flawed or incomplete. The investment models the subadviser uses are based on historical and theoretical underpinnings that it believes are sound. There can be no guarantee, however, that these underpinnings will correlate with security price behavior in the manner assumed by the subadviser’s models. Additionally, the quantitative techniques that underlie the subadviser’s portfolio construction processes may fail to fully anticipate important risks.

Model Implementation Risk: While the subadviser strives to mitigate the likelihood of material implementation errors, it is impossible to completely eliminate the risk of error in the implementation of the computer models that guide the subadviser’s quantitative investment processes. Additionally, it may be difficult to implement model recommendations in volatile and rapidly changing market conditions.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

Portfolio Turnover Risk: The length of time the Fund has held a particular security is not generally a consideration in investment decisions. Under certain market conditions, the Fund’s turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s investment performance.

Real Estate Investment Trust (“REIT”) Risk: Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs may be more volatile and/or more illiquid than other types of equity securities. REITs (especially mortgage REITs) are subject to interest rate risks. REITs may incur significant amounts of leverage. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Fund.

REITs must also meet certain requirements under the Internal Revenue Code of 1986, as amended (the “Code”) to avoid entity level tax and be eligible to pass-through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and of failing to maintain their exemptions from registration under the Investment Company Act of 1940. REITs are subject to the risks of changes in the Code affecting their tax status.

Sector Exposure Risk: Issuers may be similarly affected by economic or market events, making the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Notes to Financial Statements (continued)

Small Company Risk: Small company stocks present above-average risks in comparison to larger companies. Small companies usually offer a smaller range of products and services than larger companies. Smaller companies may also have limited financial resources and may lack management expertise. As a result, stocks issued by smaller companies may be comparatively less liquid and fluctuate in value more than the stocks of larger, more established companies.

U.S. Government and Agency Securities Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Further, the U.S. Government and its agencies, authorities, instrumentalities and enterprises do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate. This may be the case especially when there is any controversy or ongoing uncertainty regarding the status of negotiations in the U.S. Congress to increase the statutory debt ceiling. Such controversy or uncertainty could, among other things, result in the credit quality rating of the U.S. Government being downgraded and reduced prices of U.S. Treasury securities. If the U.S. Congress is unable to negotiate an adjustment to the statutory debt ceiling, there is also the risk that the U.S. Government may default on payments on certain U.S. Government securities, including those held by the Fund, which could have a negative impact on the Fund. An increase in demand for U.S. Government securities resulting from an increase in demand for government money market funds may lead to lower yields on such securities.

Value Style Risk: Since the Fund follows a value investment style, there is the risk that the value style may be out of favor for long periods of time, that the market will not recognize a security’s intrinsic value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. In addition, the Fund’s value investment style may go out of favor with investors, negatively affecting the Fund’s performance. If the Fund’s assessment of market conditions or a company’s value is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds.

10.	Recent Accounting Pronouncement and Regulatory Developments

In September 2026, the FASB issued Accounting Standards Update (ASU) 2026-03, Fair Value Measurement (Topic 820): Investment Companies with Equity Securities Subject to Contractual Sale Restrictions. The ASU requires investment companies to incorporate contractual sale restrictions into the fair value measurement of affected equity securities and disclose the amount of any related valuation discount. The guidance is effective for fiscal years beginning after December 15, 2027, with early adoption permitted. Management is currently evaluating the impact of adopting this guidance on its financial statements.

11.	Subsequent Event

Each Fund’s management evaluated subsequent events through the date of issuance of the financial statements. There have been no subsequent events that occurred during such period that would require disclosure in, or would be required to be recognized in, the financial statements as of July 31, 2026.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Target Portfolio Trust and Shareholders of PGIM Core Bond Fund and PGIM Quant Solutions Small-Cap Value Fund

Opinions on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of PGIM Core Bond Fund and PGIM Quant Solutions Small-Cap Value Fund (constituting The Target Portfolio Trust, hereafter collectively referred to as the “Funds”) as of July 31, 2026, the related statement of operations for the year ended July 31, 2026, the statements of changes in net assets for each of the two years in the period ended July 31, 2026, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2026 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended July 31, 2026 and the financial highlights for each of the five years in the period ended July 31, 2026 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

New York, New York

September 24, 2026

We have served as the auditor of one or more investment companies in the PGIM Retail Funds complex since 2020.

Other Information

Form N-CSR Item 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies - None.

Form N-CSR Item 9 - Proxy Disclosures for Open-End Management Investment Companies - None.

Form N-CSR Item 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies - Included within the Statement of Operations of the financial statements filed under Item 7 of this Form.

Form N-CSR Item 11 - Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Advisory Agreements

PGIM Quant Solutions Small-Cap Value Fund

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of PGIM Quant Solutions Small-Cap Value Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on June 1 and 9-10, 2026 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2027, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and PGIM Quantitative Solutions. Also, the Board considered comparisons with other mutual funds in relevant peer universes and peer groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve an agreement with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular and special Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and PGIM Quantitative Solutions, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Fund as part of its consideration of agreements for multiple funds, but its approvals were made on a fund-by-fund basis.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments and PGIM Quantitative Solutions. The Board noted that PGIM Quantitative Solutions is affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of accounting oversight, fund recordkeeping, compliance and other services to the Fund, such as PGIM Investments’ role as administrator for the Fund’s liquidity risk management program and as valuation designee. With respect to PGIM

[1]	PGIM Quant Solutions Small-Cap Value Fund is a series of The Target Portfolio Trust.

PGIM Quant Solutions Small-Cap Value Fund

Approval of Advisory Agreements (continued)

Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM Quantitative Solutions, including investment research and security selection as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund and PGIM Quantitative Solutions, and also considered the qualifications, backgrounds and responsibilities of the PGIM Quantitative Solutions portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’ and PGIM Quantitative Solutions’ organizational structure, senior management, investment operations, and other relevant information pertaining to PGIM Investments and PGIM Quantitative Solutions. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to PGIM Investments and PGIM Quantitative Solutions.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by PGIM Quantitative Solutions, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments and PGIM Quantitative Solutions under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and PGIM Quantitative Solutions

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM Quantitative Solutions and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), and benefits to its reputation as well as other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIM Quantitative Solutions included its ability to use soft dollar credits, as well as the potential

Visit our website at pgim.com/investments

benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and PGIM Quantitative Solutions were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2025.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended July 31, 2025. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a peer group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the peer universe, which was used to consider performance, and the peer group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental peer universe or peer group information for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the peer universe, actual management fees with the peer group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the peer group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	2nd Quartile	2nd Quartile	3rd Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Fund outperformed its benchmark index over the one-, three- and five-year periods and underperformed over the ten-year period.
•

The Board and PGIM Investments agreed to retain the Fund’s existing contractual waiver of up to 0.01% to the extent that the Fund’s annual operating expenses and acquired fund fees and expenses (exclusive of certain fees and expenses) exceed 0.68% through November 30, 2026.

•

The Board and PGIM Investments also agreed to continue the Fund’s existing expense cap, which (exclusive of certain fees and expenses) caps transfer agency, shareholder servicing, sub-transfer agency and blue sky fees to the extent that such fees cause the total annual fund operating expenses to exceed 1.14% for Class R2 shares and 0.89% for Class R4 shares through November 30, 2026.

•

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that approval of the agreements was in the best interests of the Fund and its shareholders.

PGIM Quant Solutions Small-Cap Value Fund

Approval of Advisory Agreements

PGIM Core Bond Fund

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of PGIM Core Bond Fund (the “Fund”)1 consists of ten individuals, eight of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established five standing committees: the Audit Committee, the Nominating and Governance Committee, the Compliance Committee and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”), the Fund’s subadvisory agreement with PGIM, Inc. (“PGIM”) on behalf of its PGIM Credit investment group (“PGIM Credit”) , and PGIM Limited (“PGIML”). In considering the renewal of the agreements, the Board, including all the Independent Trustees, met on June 1 and 9-10, 2026 (the “Board Meeting”) and approved the renewal of the agreements through July 31, 2027, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments, PGIM, and, where appropriate, affiliates of PGIM. Also, the Board considered comparisons with other mutual funds in relevant peer universes and peer groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments, the subadviser and, as relevant, its affiliates the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve an agreement with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular and special Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the Board Meeting.

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and each of PGIML and PGIM, through its PGIM Credit unit, which serve as the Fund’s subadvisers pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment. The Board considered the approval of the agreements for the Fund as part of its consideration of agreements for multiple funds, but its approvals were made on a fund-by-fund basis.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality, and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments, PGIM Credit, and PGIML. The Board noted that PGIM Credit and PGIML are affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of accounting oversight, fund recordkeeping, compliance and other services to the Fund, such as PGIM Investments’ role as administrator for the Fund’s liquidity risk management program and as valuation designee. With respect to PGIM Investments’ oversight of the subadviser and, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a

1  PGIM Core Bond Fund is a series of The Target Portfolio Trust.

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business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM Credit and PGIML, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund, PGIM Credit, and PGIML, and also considered the qualifications, backgrounds and responsibilities of PGIM Credit’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’, PGIM Credit’s, and PGIML’s organizational structure, senior management, investment operations, and other relevant information pertaining to PGIM Investments, PGIM Credit, and PGIML. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to PGIM Investments, PGIM Credit, and PGIML.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments, the subadvisory services provided to the Fund by PGIM Credit and PGIML, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments, PGIM Credit, and PGIML under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations of direct and indirect costs, and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments, PGIM Credit, and PGIML

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM Credit, PGIML and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIM Credit and PGIML included the ability to use soft dollar credits, as well as the potential benefits

PGIM Core Bond Fund

Approval of Advisory Agreements (continued)

consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to their reputations. The Board concluded that the benefits derived by PGIM Investments, PGIM Credit, and PGIML were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2025.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended July 31, 2025. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a peer group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the peer universe, which was used to consider performance, and the peer group, which was used to consider fees and expenses, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental peer universe or peer group information, for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the peer universe, actual management fees with the peer group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the peer group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	1st Quartile	2nd Quartile	2nd Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Fund outperformed its benchmark index over all periods.
•

The Board and PGIM Investments agreed to retain the Fund’s existing contractual expense cap, which (exclusive of certain fees and expenses) caps total annual operating expenses at 0.70% for Class A shares, 1.45% for Class C shares, 0.95% for Class R shares, 0.33% for Class Z shares, and 0.32% for Class R6 shares through November 30, 2026.

•

In addition, PGIM Investments will waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class, and has agreed that total annual fund operating expenses for Class R6 shares will not exceed total annual fund operating expenses for Class Z shares.

•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

* * *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

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Item 12	– Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 13	– Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 14	– Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 15	– Submission of Matters to a Vote of Security Holders – There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16	– Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 18 – Recovery of Erroneously Awarded Compensation – Not applicable.

Item 19 – Exhibits

(a)(1)	Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH.
(a)(2)	Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.
(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.CERT.
(a)(4)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.
(a)(5)	Change in the registrant’s independent public accountant – Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The Target Portfolio Trust

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	September 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	September 24, 2026

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	September 24, 2026